Vanguard® California Intermediate-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of February 28, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (100.7%)
California (98.8%)
	Abag Finance Authority for Nonprofit Corps. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/2026	185	185
	Abag Finance Authority for Nonprofit Corps. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/2028	320	321
	Abag Finance Authority for Nonprofit Corps. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/2029	270	271
	Abag Finance Authority for Nonprofit Corps. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/2030	315	316
	Abag Finance Authority for Nonprofit Corps. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/2031	260	261
[1,2]	ABC Unified School District GO	0.000%	8/1/2034	4,600	3,622
	ABC Unified School District GO	3.000%	8/1/2040	3,610	3,366
	Acalanes Union High School District GO	6.350%	8/1/2039	15,000	16,787
	Acalanes Union High School District GO	6.550%	8/1/2039	13,115	14,763
[3]	Alameda Community Improvement Commission Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2027	750	753
[3]	Alameda Community Improvement Commission Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2028	1,000	1,004
[3]	Alameda Community Improvement Commission Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2030	1,680	1,686
[3]	Alameda Community Improvement Commission Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2031	1,640	1,646
[3]	Alameda Community Improvement Commission Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2032	3,000	3,011
[4]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/2043	1,000	1,102
[4]	Alameda Corridor Transportation Authority Transit Revenue	3.000%	10/1/2034	1,325	1,325
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2034	19,135	19,377
[2]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/2035	16,335	12,245
[4]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/2035	2,750	2,765
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2035	20,580	20,828
[4]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2035	3,660	3,712
[4]	Alameda Corridor Transportation Authority Transit Revenue	3.125%	10/1/2036	265	262
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2036	13,845	14,002
[4]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2036	1,330	1,348
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2037	5,110	5,165
[4]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2037	1,250	1,266
[5]	Alameda County CA Fremont Unified School District GO	5.000%	8/1/2033	1,000	1,182
[5]	Alameda County CA Fremont Unified School District GO	5.000%	8/1/2034	1,000	1,201
[5]	Alameda County CA Fremont Unified School District GO	5.000%	8/1/2035	1,000	1,211
	Alameda County CA Fremont Unified School District GO	2.000%	8/1/2036	370	320
	Alameda County CA Fremont Unified School District GO	2.000%	8/1/2037	4,425	3,726
[5]	Alameda County CA Fremont Unified School District GO	5.000%	8/1/2037	1,000	1,202
	Alameda County CA Fremont Unified School District GO	2.000%	8/1/2038	6,550	5,383
[5]	Alameda County CA Fremont Unified School District GO	5.000%	8/1/2038	1,000	1,189
	Alameda County CA Fremont Unified School District GO	2.000%	8/1/2039	6,890	5,529
	Alameda County CA Unified School District GO	4.000%	8/1/2029	350	359
	Alameda County CA Unified School District GO	4.000%	8/1/2030	520	533
	Alameda County CA Unified School District GO	4.000%	8/1/2031	480	491
	Alameda County CA Unified School District GO	4.000%	8/1/2032	710	726
	Alameda County CA Unified School District GO	4.000%	8/1/2033	500	511
[4]	Alameda County CA Unified School District GO	0.000%	8/1/2034	5,000	3,969
[4]	Alameda County CA Unified School District GO	0.000%	8/1/2035	10,000	7,669
	Alameda County CA Unified School District GO	3.000%	8/1/2038	1,000	982
	Alameda County CA Unified School District GO	3.000%	8/1/2042	385	341
	Alameda County CA Unified School District GO	5.000%	8/1/2042	5,000	5,131
[4]	Alameda County Oakland Unified School District GO	5.000%	8/1/2027	1,965	2,052
	Alameda County Oakland Unified School District GO	5.000%	8/1/2028	2,940	3,059
[4]	Alameda County Oakland Unified School District GO	5.000%	8/1/2028	1,210	1,260
[4]	Alameda County Oakland Unified School District GO	5.000%	8/1/2029	2,060	2,144
	Alameda County Oakland Unified School District GO	5.000%	8/1/2030	1,800	1,871
[4]	Alameda County Oakland Unified School District GO	5.000%	8/1/2030	2,030	2,112
[4]	Alameda County Oakland Unified School District GO	5.000%	8/1/2031	5,250	5,460
[4]	Alameda County Oakland Unified School District GO	4.000%	8/1/2034	3,500	3,561
[4]	Alameda County Oakland Unified School District GO	4.000%	8/1/2036	4,295	4,350
	Alameda County Oakland Unified School District GO	5.000%	8/1/2036	1,135	1,172

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Alameda County Oakland Unified School District GO	4.000%	8/1/2037	3,465	3,502
[3]	Alameda County Oakland Unified School District GO	4.000%	8/1/2037	1,565	1,633
	Alameda County Oakland Unified School District GO	5.000%	8/1/2038	125	129
[4]	Alameda County Oakland Unified School District GO	3.000%	8/1/2040	13,250	12,543
[3]	Alameda County Oakland Unified School District GO	4.000%	8/1/2040	4,280	4,373
[3]	Alameda County Oakland Unified School District GO	4.000%	8/1/2041	4,645	4,723
[4]	Alameda County Oakland Unified School District GO	5.250%	8/1/2043	5,305	5,907
[4]	Alhambra Unified School District GO	0.000%	8/1/2033	1,000	819
[4]	Alhambra Unified School District GO	0.000%	8/1/2036	2,500	1,839
[4]	Alhambra Unified School District GO	0.000%	8/1/2037	11,000	7,648
[4]	Alhambra Unified School District GO	0.000%	8/1/2042	1,000	540
	Alum Rock Union Elementary School District GO	4.000%	8/1/2042	1,000	1,027
[4]	Alvord Unified School District GO	5.000%	8/1/2027	1,300	1,352
[4]	Alvord Unified School District GO	5.000%	8/1/2028	1,375	1,470
[4]	Alvord Unified School District GO	5.000%	8/1/2030	1,950	2,086
[4]	Alvord Unified School District GO	5.000%	8/1/2031	1,750	1,872
[4]	Alvord Unified School District GO	5.000%	8/1/2032	1,405	1,501
[4]	Alvord Unified School District GO	0.000%	8/1/2043	3,595	1,831
[2]	Anaheim CA City School District GO	0.000%	8/1/2026	8,940	8,850
[2]	Anaheim CA City School District GO	0.000%	8/1/2027	11,075	10,694
[2,4]	Anaheim CA City School District GO	0.000%	8/1/2029	4,190	3,846
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2031	1,305	1,364
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2032	2,000	2,087
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2032	1,100	1,251
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2033	1,750	1,824
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2033	505	573
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2033	250	283
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2034	425	480
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2034	500	564
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2035	375	420
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2037	525	582
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2038	900	992
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2039	1,300	1,422
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2040	500	545
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2041	1,525	1,656
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2041	1,900	2,063
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2042	1,550	1,672
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2042	2,000	2,158
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2043	1,700	1,821
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2043	2,080	2,229
[4]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/2027	1,000	1,042
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/2028	1,820	1,954
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/2029	1,320	1,454
[4]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2030	6,070	5,458
[3]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/2032	2,070	2,267
[4]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2034	5,500	4,364
[3]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/2034	2,000	2,074
[3]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/2035	6,500	6,732
[3]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/2036	15,500	16,028
[3]	Anaheim Union High School District GO	3.000%	8/1/2040	2,585	2,443
[5]	Antelope Valley Community College District GO	5.000%	8/1/2027	465	473
[5]	Antelope Valley Community College District GO	5.000%	8/1/2028	865	905
[5]	Antelope Valley Community College District GO	5.000%	8/1/2029	910	975
	Antelope Valley Community College District GO	0.000%	8/1/2030	1,000	897
[5]	Antelope Valley Community College District GO	5.000%	8/1/2030	955	1,046
	Antelope Valley Community College District GO	0.000%	8/1/2032	2,345	1,983
[5]	Antelope Valley Community College District GO	5.000%	8/1/2032	1,065	1,211
[5]	Antelope Valley Community College District GO	5.000%	8/1/2035	1,235	1,450
[5]	Antelope Valley Community College District GO	5.000%	8/1/2038	1,430	1,663
[5]	Antelope Valley Community College District GO	5.000%	8/1/2041	1,655	1,868
[5]	Antelope Valley Community College District GO	5.000%	8/1/2042	735	818
[5]	Antelope Valley Community College District GO	5.000%	8/1/2043	895	986
[5]	Antelope Valley Community College District GO	5.000%	8/1/2044	750	819
	Antelope Valley Healthcare District Health, Hospital, Nursing Home Revenue	5.250%	3/1/2036	1,870	1,870
	Antelope Valley-East Kern Water Agency Financing Authority Intergovernmental Agreement Revenue (High Desert Water Bank Program)	5.000%	4/1/2038	2,120	2,561
	Antelope Valley-East Kern Water Agency Financing Authority Intergovernmental Agreement Revenue (High Desert Water Bank Program)	5.000%	4/1/2039	1,855	2,226
	Antelope Valley-East Kern Water Agency Financing Authority Intergovernmental Agreement Revenue (High Desert Water Bank Program)	5.000%	4/1/2040	1,325	1,563

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Antelope Valley-East Kern Water Agency Financing Authority Intergovernmental Agreement Revenue (High Desert Water Bank Program)	5.000%	4/1/2041	2,215	2,580
	Antelope Valley-East Kern Water Agency Financing Authority Intergovernmental Agreement Revenue (High Desert Water Bank Program)	5.000%	4/1/2042	1,365	1,573
	Antelope Valley-East Kern Water Agency Financing Authority Intergovernmental Agreement Revenue (High Desert Water Bank Program)	5.000%	4/1/2043	1,900	2,160
	Antelope Valley-East Kern Water Agency Financing Authority Intergovernmental Agreement Revenue (High Desert Water Bank Program)	5.000%	4/1/2044	1,910	2,141
	Antelope Valley-East Kern Water Agency Financing Authority Intergovernmental Agreement Revenue (High Desert Water Bank Program)	5.000%	4/1/2045	1,925	2,135
	Arcadia CA Unified School District GO	4.000%	8/1/2046	2,210	2,213
[4]	Azusa Unified School District GO	0.000%	7/1/2027	250	242
[6]	Bakersfield City School District GO, 5.800% coupon rate effective 5/1/2033	0.000%	5/1/2042	6,925	5,883
	Baldwin Park Unified School District GO	4.000%	8/1/2028	85	89
	Baldwin Park Unified School District GO	4.000%	8/1/2029	100	104
	Baldwin Park Unified School District GO	4.000%	8/1/2030	100	104
	Baldwin Park Unified School District GO	4.000%	8/1/2031	150	156
	Baldwin Park Unified School District GO	4.000%	8/1/2033	100	104
	Baldwin Park Unified School District GO	3.000%	8/1/2035	200	201
	Baldwin Park Unified School District GO	3.000%	8/1/2036	200	200
	Baldwin Park Unified School District GO	3.000%	8/1/2037	320	317
	Baldwin Park Unified School District GO	3.000%	8/1/2038	335	329
	Baldwin Park Unified School District GO	3.000%	8/1/2039	450	436
	Baldwin Park Unified School District GO	3.000%	8/1/2040	450	420
[4]	Bass Lake Joint Elementary District GO	0.000%	8/1/2039	1,000	628
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2028	3,000	3,202
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2031	2,330	2,374
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2031	3,500	4,050
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2032	895	911
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2035	15,000	15,203
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2035	6,470	7,879
	Bay Area Toll Authority Highway Revenue	3.250%	4/1/2036	3,885	3,869
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2036	6,250	7,550
[5]	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2039	4,465	5,578
[5]	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2040	6,340	7,884
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2041	3,440	3,852
[5]	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2041	3,995	4,972
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2042	3,705	4,119
[5]	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2042	4,805	5,947
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2043	3,175	3,498
[5]	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2043	3,870	4,747
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2044	2,250	2,458
[5]	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2044	3,200	3,902
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2045	2,000	2,166
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/2026	9,845	9,846
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/2028	60,160	59,093
[5]	Bay Area Toll Authority Highway Revenue PUT	5.000%	10/1/2033	23,575	27,666
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/2045	31,250	31,248
[7]	Bay Area Toll Authority Highway Revenue VRDO	1.250%	3/2/2026	38,980	38,980
[7]	Bay Area Toll Authority Highway Revenue VRDO	1.250%	3/2/2026	30,560	30,560
[7]	Bay Area Toll Authority Highway Revenue VRDO	1.250%	3/2/2026	14,100	14,100
[7]	Bay Area Toll Authority Highway Revenue VRDO	1.400%	3/2/2026	59,025	59,025
[7]	Bay Area Toll Authority Highway Revenue VRDO	1.260%	3/5/2026	5,425	5,425
[8]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.300%	2.180%	4/1/2056	12,500	12,410
[8]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.410%	2.290%	4/1/2056	13,000	12,821
[8]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.250%	3.130%	4/1/2036	2,000	2,003
	Beaumont CA Special Tax Revenue	5.000%	9/1/2039	400	429
	Beaumont CA Special Tax Revenue	5.000%	9/1/2044	650	680
[4]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/2041	2,275	2,649
[4]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/2042	1,385	1,593
[4]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/2043	2,750	3,122
[4]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/2044	2,000	2,241
[4]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/2045	3,910	4,333
[4]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/2046	4,320	4,716
	Belmont-Redwood Shores CA School District GO	0.000%	8/1/2042	1,825	1,020
	Benicia Unified School District GO	3.000%	8/1/2036	2,075	2,075
	Benicia Unified School District GO	4.000%	8/1/2042	1,370	1,415
	Benicia Unified School District GO	4.000%	8/1/2043	1,950	1,996
	Benicia Unified School District GO	4.000%	8/1/2044	1,635	1,660
	Berkeley CA GO	3.000%	9/1/2036	610	613

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Beverly Hills CA Unified School District GO	0.000%	8/1/2030	500	457
	Beverly Hills CA Unified School District GO	3.250%	8/1/2042	2,000	1,954
	Beverly Hills CA Unified School District GO	3.000%	8/1/2044	2,200	1,907
[2]	Bonsall Unified School District GO	0.000%	8/1/2029	1,085	998
[2]	Bonsall Unified School District GO	0.000%	2/1/2031	575	508
[4]	Bonsall Unified School District GO	0.000%	8/1/2038	1,505	992
[9]	Brea Redevelopment Agency Tax Increment/Allocation Revenue	0.000%	8/1/2029	5,365	4,921
[9]	Brea Redevelopment Agency Tax Increment/Allocation Revenue	0.000%	8/1/2030	6,710	5,995
[4]	Brentwood Infrastructure Financing Authority Special Assessment Revenue	5.000%	9/2/2026	2,000	2,003
[4]	Brentwood Infrastructure Financing Authority Special Assessment Revenue	5.000%	9/2/2027	2,365	2,368
[4]	Brentwood Infrastructure Financing Authority Special Assessment Revenue	5.000%	9/2/2029	1,240	1,242
[4]	Brentwood Infrastructure Financing Authority Special Assessment Revenue	5.000%	9/2/2030	745	746
	Burlingame Financing Authority Lease (Abatement) Revenue (Community Center Project)	5.000%	7/1/2041	1,290	1,375
	Burlingame School District GO	0.000%	8/1/2028	250	237
	Burlingame School District GO	0.000%	8/1/2029	500	462
	Burlingame School District GO	0.000%	8/1/2030	755	681
	Burlingame School District GO	3.000%	8/1/2036	175	176
	Burlingame School District GO	3.000%	8/1/2037	255	255
	Burlingame School District GO	3.000%	8/1/2038	175	173
	Burlingame School District GO	3.000%	8/1/2039	175	171
	Burlingame School District GO	3.000%	8/1/2040	235	221
	Burlingame School District GO	3.000%	8/1/2041	350	326
	California (Veterans Bond Program) GO	4.550%	12/1/2037	1,000	1,091
	California (Veterans Bond Program) GO	4.750%	12/1/2042	2,250	2,412
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	7/1/2030	895	957
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	11/1/2030	3,760	4,100
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	1/1/2031	2,045	2,194
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	7/1/2031	2,045	2,203
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	1/1/2032	4,090	4,421
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	7/1/2032	4,270	4,625
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	1/1/2033	4,355	4,726
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	7/1/2033	3,035	3,296
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	11/1/2033	30,000	33,199
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	12/1/2035	83,425	93,950
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	3/1/2036	66,215	72,158
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2027	3,000	3,105
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2028	3,000	3,169
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2028	1,500	1,580
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/2029	2,415	2,566
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2029	1,670	1,789
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2029	3,000	3,225
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	12/1/2029	1,265	1,335
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/2030	1,985	2,145
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2030	4,015	4,345
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2030	1,795	1,949
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2030	3,000	3,266
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	12/1/2030	1,200	1,276
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2031	1,675	1,836
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	12/1/2031	1,350	1,441
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/2032	1,800	1,976
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	12/1/2032	2,250	2,392
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/2027	120,650	122,970
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	68,870	73,276
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	121,050	128,725
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.250%	4/1/2030	111,085	119,798
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/2030	75,490	82,962
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/2031	88,555	95,772
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	4/1/2032	91,450	99,700
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2032	65,740	71,907
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2032	99,270	109,829
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/2032	119,165	128,920
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	12/1/2032	150,195	158,713
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2033	124,315	138,679
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/2033	86,645	94,004
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/2028	110,250	112,866
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/2028	126,020	134,257
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/2031	91,085	94,625
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	8/1/2032	95,655	100,821
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	11/1/2032	91,235	100,152
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	7/1/2034	119,610	127,431

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	5/1/2035	67,660	72,484
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	5/1/2035	81,945	91,774
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	11/1/2035	87,860	97,591
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	2/1/2036	50,005	55,486
[7,10]	California Community Choice Financing Authority Electric Power & Light Revenue TOB VRDO	1.650%	3/2/2026	3,210	3,210
[7,10]	California Community Choice Financing Authority Electric Power & Light Revenue TOB VRDO	1.650%	3/2/2026	11,200	11,200
	California Community College Financing Authority Local or Guaranteed Housing Revenue (NCCD - Orange Coast Properties LLC - Orange Coast College Project)	5.000%	5/1/2028	1,635	1,715
	California Community College Financing Authority Local or Guaranteed Housing Revenue (NCCD - Orange Coast Properties LLC - Orange Coast College Project)	5.000%	5/1/2030	1,075	1,126
	California Community College Financing Authority Local or Guaranteed Housing Revenue (NCCD - Orange Coast Properties LLC - Orange Coast College Project)	5.000%	5/1/2032	875	914
	California Community College Financing Authority Local or Guaranteed Housing Revenue (NCCD - Orange Coast Properties LLC - Orange Coast College Project)	5.000%	5/1/2033	960	1,001
	California Community College Financing Authority Local or Guaranteed Housing Revenue (NCCD - Orange Coast Properties LLC - Orange Coast College Project)	5.000%	5/1/2034	800	832
	California Community College Financing Authority Local or Guaranteed Housing Revenue (NCCD - Orange Coast Properties LLC - Orange Coast College Project)	5.000%	5/1/2036	1,600	1,657
	California Community College Financing Authority Local or Guaranteed Housing Revenue (NCCD - Orange Coast Properties LLC - Orange Coast College Project)	5.000%	5/1/2038	1,500	1,546
[10]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/2043	5,540	5,316
[10]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/2050	4,460	3,412
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2026	1,440	1,448
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2026	505	508
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2026	225	226
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2027	1,400	1,439
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2027	445	458
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2027	1,080	1,111
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2027	275	283
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2028	915	960
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2028	480	505
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2028	435	457
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2028	200	210
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2029	1,300	1,389
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2029	600	642
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2030	450	484
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2030	1,080	1,175
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2030	860	935
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2030	615	669
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2031	1,040	1,113
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2031	450	492
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2031	225	246
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2032	1,165	1,239
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2032	300	327
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2032	450	490
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2032	1,075	1,172
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2033	245	266
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2033	600	652
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2034	2,895	2,922
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2034	1,190	1,212
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2034	910	927
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2034	420	428
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2035	1,270	1,277
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2035	560	567
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2035	500	507
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2036	1,850	1,856
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2036	1,090	1,099
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2037	3,910	3,898
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2037	640	641
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2037	1,000	1,002
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2037	1,095	1,097
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2038	2,130	2,102
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2038	700	701
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2038	800	801
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2039	3,650	3,565
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2039	800	789
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2039	1,000	987
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2039	1,110	1,095
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2040	3,955	3,813
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2040	825	806

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2041	585	571
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2042	285	277
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2049	270	270
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2044	1,900	2,170
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2045	1,000	1,126
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2046	2,450	2,722
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/2027	1,130	1,192
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2026	595	595
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2026	1,960	1,991
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2027	970	971
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2027	200	200
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2027	2,050	2,124
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2028	300	322
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2028	1,175	1,176
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2028	2,090	2,208
	California Educational Facilities Authority College & University Revenue	3.000%	10/1/2029	115	114
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2029	375	375
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2029	1,945	2,054
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/2030	435	487
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2030	2,105	2,220
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2030	260	284
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/2031	475	543
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2031	850	904
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2031	100	100
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2031	2,280	2,400
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2032	445	473
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2032	3,170	3,327
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/2033	575	587
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/2033	775	798
[2]	California Educational Facilities Authority College & University Revenue	0.000%	10/1/2033	1,220	985
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/2034	625	637
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/2034	905	931
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/2034	1,725	1,874
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2034	1,210	1,264
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2035	100	100
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/2035	1,015	1,094
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2035	1,335	1,390
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/2036	1,120	1,149
[2]	California Educational Facilities Authority College & University Revenue	0.000%	10/1/2036	4,585	3,275
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2036	1,460	1,537
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/2037	530	543
[2]	California Educational Facilities Authority College & University Revenue	0.000%	10/1/2037	3,000	2,044
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2037	885	925
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2037	500	500
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2037	1,450	1,514
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2037	1,765	1,826
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2038	620	645
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2038	1,025	1,064
	California Educational Facilities Authority College & University Revenue	5.000%	3/15/2039	2,955	3,727
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/2040	1,130	1,154
	California Educational Facilities Authority College & University Revenue	5.250%	4/1/2040	18,725	24,066
	California Educational Facilities Authority College & University Revenue	0.000%	7/1/2040	1,000	617
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/2043	16,000	19,684
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2043	500	519
	California Educational Facilities Authority College & University Revenue	5.000%	11/1/2043	1,040	1,145
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/2044	9,625	9,765
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/2045	1,250	1,498
	California Educational Facilities Authority College & University Revenue PUT	5.000%	3/1/2032	5,000	5,847
	California Educational Facilities Authority College & University Revenue PUT	5.000%	3/1/2035	18,000	22,372
[10]	California Educational Facilities Authority Revenue TOB VRDO	1.800%	3/2/2026	410	410
[10]	California Enterprise Development Authority Charter School Aid Revenue	4.000%	6/1/2031	1,250	1,260
[10]	California Enterprise Development Authority Charter School Aid Revenue	4.000%	6/1/2042	4,000	3,695
[10]	California Enterprise Development Authority Charter School Aid Revenue (The Rocklin Academy Project)	5.000%	6/1/2034	500	535
[10]	California Enterprise Development Authority Charter School Aid Revenue (The Rocklin Academy Project)	5.000%	6/1/2044	750	764
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.000%	11/1/2041	6,710	7,716
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.000%	11/1/2043	1,550	1,745
[10]	California Enterprise Development Authority Lease (Abatement) Revenue TOB VRDO	1.910%	3/5/2026	7,035	7,035
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/2027	730	750

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/2029	625	664
California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/2030	290	312
California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/2035	585	622
California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/2040	1,495	1,563
California Enterprise Development Authority Local or Guaranteed Housing Revenue (Pomona Properties LLC Project)	5.000%	1/15/2027	1,025	1,045
California Enterprise Development Authority Local or Guaranteed Housing Revenue (Pomona Properties LLC Project)	5.000%	1/15/2028	1,160	1,208
California Enterprise Development Authority Local or Guaranteed Housing Revenue (Pomona Properties LLC Project)	5.000%	1/15/2029	1,310	1,391
California Enterprise Development Authority Local or Guaranteed Housing Revenue (Pomona Properties LLC Project)	5.000%	1/15/2030	1,465	1,583
California Enterprise Development Authority Local or Guaranteed Housing Revenue (Pomona Properties LLC Project)	5.000%	1/15/2032	1,615	1,792
California Enterprise Development Authority Local or Guaranteed Housing Revenue (Pomona Properties LLC Project)	5.000%	1/15/2034	1,780	2,008
California GO	3.500%	8/1/2027	16,345	16,668
California GO	5.000%	8/1/2027	6,540	6,823
California GO	4.000%	9/1/2027	5,745	5,924
California GO	5.000%	9/1/2027	3,000	3,137
California GO	5.000%	10/1/2027	8,095	8,486
California GO	5.000%	10/1/2027	1,000	1,048
California GO	5.000%	10/1/2027	19,805	20,762
California GO	5.000%	11/1/2027	5,175	5,438
California GO	5.000%	11/1/2027	25,135	26,413
California GO	5.000%	12/1/2027	12,240	12,893
California GO	5.000%	4/1/2028	7,965	8,462
California GO	5.000%	8/1/2028	15,355	16,009
California GO	5.000%	8/1/2028	5,000	5,361
California GO	5.000%	8/1/2028	10,790	11,569
California GO	4.000%	9/1/2028	7,000	7,062
California GO	4.000%	9/1/2028	5,805	6,087
California GO	5.000%	9/1/2028	4,000	4,298
California GO	5.000%	9/1/2028	15,000	16,119
California GO	5.000%	10/1/2028	1,010	1,088
California GO	5.000%	10/1/2028	15,000	16,156
California GO	5.000%	10/1/2028	6,000	6,462
California GO	5.000%	11/1/2028	20,000	21,589
California GO	5.000%	3/1/2029	13,525	14,731
California GO	5.000%	4/1/2029	5,125	5,594
California GO	5.000%	4/1/2029	8,000	8,732
California GO	5.000%	8/1/2029	12,200	13,432
California GO	5.000%	9/1/2029	4,500	4,965
California GO	5.000%	9/1/2029	15,000	16,550
California GO	5.000%	10/1/2029	7,855	8,458
California GO	5.000%	10/1/2029	5,000	5,528
California GO	5.000%	10/1/2029	17,710	19,582
California GO	5.000%	12/1/2029	3,500	3,886
California GO	5.000%	3/1/2030	1,730	1,933
California GO	5.000%	4/1/2030	2,240	2,508
California GO	5.000%	4/1/2030	4,285	4,797
California GO	5.000%	8/1/2030	9,420	9,807
California GO	5.000%	8/1/2030	20,000	22,562
California GO	5.000%	9/1/2030	5,000	5,651
California GO	4.000%	11/1/2030	14,470	14,900
California GO	5.000%	11/1/2030	11,835	12,403
California GO	5.000%	4/1/2031	8,410	9,624
California GO	5.000%	8/1/2031	4,000	4,610
California GO	5.000%	8/1/2031	10,000	11,524
California GO	5.000%	8/1/2031	1,790	2,063
California GO	5.000%	8/1/2031	15,175	17,488
California GO	5.000%	9/1/2031	8,015	9,253
California GO	5.000%	9/1/2031	9,450	10,909
California GO	5.000%	9/1/2031	3,250	3,752
California GO	4.000%	11/1/2031	15,000	15,429
California GO	5.000%	11/1/2031	1,705	1,785
California GO	5.000%	11/1/2031	4,000	4,526
California GO	5.000%	11/1/2031	4,000	4,633
California GO	5.000%	3/1/2032	1,895	2,206
California GO	5.000%	4/1/2032	1,980	2,309

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	4/1/2032	765	892
	California GO	5.000%	8/1/2032	16,565	19,426
	California GO	5.000%	8/1/2032	13,840	16,222
[4]	California GO	5.250%	8/1/2032	11,200	13,039
	California GO	5.000%	9/1/2032	6,000	6,894
	California GO	5.000%	9/1/2032	2,750	3,230
	California GO	5.000%	9/1/2032	30,680	36,031
	California GO	5.000%	10/1/2032	5,380	6,327
	California GO	4.000%	11/1/2032	12,175	12,505
	California GO	5.000%	3/1/2033	7,340	8,141
	California GO	5.000%	3/1/2033	1,100	1,304
	California GO	5.000%	4/1/2033	2,615	2,838
	California GO	5.000%	4/1/2033	2,405	2,795
	California GO	5.000%	4/1/2033	1,005	1,091
	California GO	5.000%	8/1/2033	5,000	5,192
	California GO	5.000%	8/1/2033	8,790	10,489
	California GO	5.000%	8/1/2033	13,000	15,513
	California GO	5.000%	8/1/2033	3,925	4,684
	California GO	5.000%	8/1/2033	10,000	11,933
	California GO	5.000%	9/1/2033	7,040	8,240
	California GO	3.000%	10/1/2033	2,150	2,179
	California GO	4.000%	10/1/2033	1,500	1,621
	California GO	3.000%	11/1/2033	5,000	5,097
	California GO	4.000%	11/1/2033	12,500	12,819
	California GO	5.000%	3/1/2034	2,135	2,364
	California GO	5.000%	3/1/2034	1,270	1,406
	California GO	5.000%	8/1/2034	5,160	5,352
	California GO	5.000%	8/1/2034	7,360	8,921
	California GO	5.000%	8/1/2034	11,840	14,351
	California GO	5.000%	9/1/2034	5,700	6,649
	California GO	3.000%	10/1/2034	1,150	1,162
	California GO	4.000%	10/1/2034	1,400	1,507
	California GO	5.000%	10/1/2034	5,000	5,899
	California GO	4.000%	11/1/2034	10,895	11,151
	California GO	5.000%	11/1/2034	8,070	9,048
	California GO	5.000%	12/1/2034	5,000	5,614
	California GO	5.000%	3/1/2035	23,600	26,050
	California GO	5.000%	3/1/2035	3,030	3,701
	California GO	5.000%	4/1/2035	7,865	9,074
	California GO	5.000%	4/1/2035	19,660	21,019
	California GO	5.000%	8/1/2035	10,000	12,040
	California GO	5.000%	8/1/2035	4,220	5,174
	California GO	5.000%	9/1/2035	13,410	15,560
	California GO	3.000%	10/1/2035	3,185	3,206
	California GO	5.000%	10/1/2035	5,250	6,158
	California GO	4.000%	11/1/2035	2,565	2,733
	California GO	5.000%	11/1/2035	1,000	1,042
	California GO	5.000%	11/1/2035	3,810	3,968
	California GO	5.000%	11/1/2035	4,000	4,466
	California GO	5.000%	12/1/2035	7,220	8,073
	California GO	4.000%	3/1/2036	26,775	28,226
	California GO	4.000%	3/1/2036	1,000	1,115
	California GO	5.000%	3/1/2036	1,750	1,924
	California GO	5.000%	3/1/2036	5,225	6,326
	California GO	5.000%	8/1/2036	7,390	8,823
	California GO	5.000%	8/1/2036	4,415	5,362
	California GO	3.000%	9/1/2036	7,565	7,540
	California GO	5.000%	9/1/2036	4,070	4,691
	California GO	5.000%	9/1/2036	7,655	8,822
	California GO	5.000%	9/1/2036	8,610	10,107
	California GO	5.000%	9/1/2036	15,245	18,056
	California GO	5.000%	9/1/2036	3,120	3,695
	California GO	3.000%	10/1/2036	6,815	6,820
	California GO	4.000%	10/1/2036	5,550	5,770
	California GO	4.000%	10/1/2036	1,435	1,527
	California GO	5.000%	10/1/2036	4,950	5,763
	California GO	5.000%	11/1/2036	4,180	4,346
	California GO	4.000%	3/1/2037	5,500	5,771
	California GO	4.000%	3/1/2037	1,000	1,104
	California GO	5.000%	8/1/2037	20,000	23,680

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	8/1/2037	4,000	4,813
	California GO	5.000%	9/1/2037	15,000	17,477
	California GO	3.000%	10/1/2037	8,250	8,143
	California GO	4.000%	10/1/2037	8,655	8,948
	California GO	4.000%	10/1/2037	6,125	6,484
	California GO	4.000%	10/1/2037	5,000	5,293
	California GO	5.000%	10/1/2037	28,520	32,095
	California GO	4.000%	11/1/2037	5,200	5,479
	California GO	5.000%	11/1/2037	7,000	7,442
	California GO	5.000%	11/1/2037	10,050	10,431
	California GO	5.000%	11/1/2037	12,980	14,889
	California GO	4.000%	3/1/2038	15,120	15,796
	California GO	4.000%	3/1/2038	1,000	1,094
	California GO	5.000%	4/1/2038	1,235	1,321
	California GO	5.000%	9/1/2038	9,300	10,752
	California GO	5.000%	8/1/2039	22,435	26,128
	California GO	5.000%	9/1/2039	7,120	8,045
	California GO	5.000%	9/1/2039	1,035	1,197
	California GO	5.000%	10/1/2039	3,500	3,990
	California GO	5.000%	11/1/2039	13,090	13,833
	California GO	4.000%	3/1/2040	10,070	10,395
	California GO	3.000%	11/1/2040	2,350	2,227
	California GO	5.000%	9/1/2041	1,000	1,104
	California GO	5.000%	9/1/2041	9,000	10,315
	California GO	4.000%	10/1/2041	17,700	18,294
	California GO	3.000%	11/1/2041	6,375	5,946
	California GO	3.200%	12/1/2041	2,000	1,863
	California GO	4.000%	4/1/2042	15	15
	California GO	5.000%	4/1/2042	4,725	4,847
	California GO	4.000%	9/1/2042	4,610	4,766
	California GO	5.000%	9/1/2042	40,035	44,497
	California GO	4.000%	10/1/2042	5,975	6,194
[11]	California GO	5.000%	10/1/2042	29,800	31,493
	California GO	5.000%	10/1/2042	21,485	24,072
	California GO	5.000%	3/1/2043	1,845	2,093
	California GO	4.000%	9/1/2043	7,150	7,349
	California GO	5.000%	9/1/2043	20,000	22,294
	California GO	5.000%	9/1/2043	15,485	17,365
	California GO	5.000%	11/1/2043	7,265	8,211
	California GO	3.000%	12/1/2043	12,890	11,594
	California GO	5.000%	3/1/2044	7,230	8,131
	California GO	4.000%	8/1/2044	10,000	10,220
	California GO	5.000%	8/1/2044	4,500	5,029
	California GO	5.000%	8/1/2044	5,050	5,704
	California GO	5.000%	9/1/2044	15,415	17,149
	California GO	4.350%	12/1/2044	5,450	5,595
	California GO	4.125%	3/1/2045	3,680	3,765
	California GO	5.000%	3/1/2045	4,505	5,019
	California GO	5.000%	8/1/2045	6,000	6,711
	California GO	5.000%	8/1/2045	6,250	6,991
	California GO	2.375%	10/1/2046	2,500	1,821
[7]	California GO VRDO	1.300%	3/2/2026	20,585	20,585
[7]	California GO VRDO	1.150%	3/4/2026	24,225	24,225
	California GO, Prere.	5.000%	4/1/2026	860	862
	California GO, Prere.	5.000%	8/1/2027	610	636
	California GO, Prere.	4.000%	3/1/2030	580	626
	California GO, Prere.	5.000%	3/1/2030	290	324
	California GO, Prere.	5.000%	3/1/2030	130	145
	California GO, Prere.	4.000%	11/1/2030	45	49
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2026	2,280	2,280
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2026	470	473
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	3,165	3,189
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/2026	450	450
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2026	2,700	2,704
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2027	5,210	5,213
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2027	570	588
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	3,275	3,404
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2027	340	341
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.850%	11/15/2027	4,500	4,502
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	1,145	1,204

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2028	1,675	1,676
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	515	542
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	3,325	3,549
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	1,840	1,844
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	1,375	1,396
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	700	758
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	875	920
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	500	527
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	6,945	7,369
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	540	580
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/2029	650	654
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	165	173
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	500	537
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2030	1,520	1,560
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2030	575	575
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	1,900	2,080
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/2030	210	212
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	3,915	4,024
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	2,015	2,045
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	4,000	4,008
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2030	160	182
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	1,180	1,204
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	500	546
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2031	2,085	2,086
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	7,990	8,784
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	1,095	1,125
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	2,200	2,232
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	5,000	5,010
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	750	872
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	600	697
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	1,400	1,467
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	530	587
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	15,000	16,762
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	8,520	9,497
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.750%	2/1/2032	1,205	1,221
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2032	800	936
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2032	2,805	2,806
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2032	8,360	9,164
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	810	831
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2032	500	548
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2032	225	247
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	3,170	3,318
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	630	707
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	13,210	14,894
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2033	3,105	3,184
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2033	750	893
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2033	5,055	5,057
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2033	2,820	2,821
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2033	2,730	2,981
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	620	635
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2033	5,045	5,055
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	2,960	3,093
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	405	423
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	2,580	2,628
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	800	906
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2034	2,510	2,572
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2034	850	1,025
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2034	2,730	2,731
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2034	2,870	3,121
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2034	1,485	1,495
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2034	1,890	1,913
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2034	5,650	5,660
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2034	1,020	1,108
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2034	905	984
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2034	1,210	1,329
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	615	642
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	4,065	4,139
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	400	416
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2035	4,500	4,607
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2035	850	1,038

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2035	4,065	4,066
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2035	4,700	4,896
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2035	5,565	5,682
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2035	13,820	17,277
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2035	8,245	8,274
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2035	240	249
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2035	1,500	1,622
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	3,200	3,255
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	7,515	7,823
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	550	570
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	10,785	11,227
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	750	784
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	12,190	14,065
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2036	3,000	3,069
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2036	11,460	11,889
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2036	3,160	3,402
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2036	4,115	4,191
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2036	3,585	3,595
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2036	250	260
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2036	4,615	4,691
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2036	5,230	5,432
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2036	1,050	1,086
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2036	6,745	7,006
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2036	760	793
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2036	42,500	47,940
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2037	12,490	12,855
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2037	3,110	3,158
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/2037	3,500	3,417
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/2037	4,995	4,877
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2037	270	279
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2037	28,320	29,359
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2037	12,950	13,425
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2037	13,205	14,740
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2038	11,800	12,100
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/2038	3,750	3,595
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/2038	3,835	3,677
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2038	4,950	4,988
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2038	365	375
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2038	8,060	8,345
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2038	9,385	9,717
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2038	3,045	3,338
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2038	5,565	6,158
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	3/1/2039	3,420	3,036
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2039	1,675	1,675
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2039	530	542
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2039	1,840	1,867
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2039	775	802
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/2039	7,375	6,917
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2039	3,505	3,854
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2040	11,890	12,102
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2040	1,300	1,372
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2040	10,200	10,509
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2040	690	699
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2040	4,190	4,667
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2041	21,180	23,288
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.125%	11/1/2041	6,000	4,589
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2041	2,850	3,138
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2042	8,900	8,979
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2042	13,555	13,449
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2043	2,500	2,642
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2043	7,500	8,367
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2043	1,350	1,458
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2044	2,050	2,322
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/2044	1,000	875
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2044	13,515	13,270
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2044	11,000	12,160
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2044	1,500	1,601
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2045	1,190	1,144
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2045	1,435	1,345
[4]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2045	3,175	3,065

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2046	2,000	1,937
[3]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2047	5,000	4,660
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2047	7,150	8,046
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2027	39,550	40,904
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2028	21,255	22,080
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/2029	9,300	9,987
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2029	680	747
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2030	12,290	13,309
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/4/2031	8,000	8,982
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/2031	10,325	11,746
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2032	35,630	39,884
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.250%	10/1/2035	1,025	1,202
[7]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	1.250%	3/2/2026	21,410	21,410
[7]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	1.400%	3/2/2026	8,085	8,085
	California Health Facilities Financing Authority Revenue	5.000%	7/1/2026	4,180	4,211
	California Health Facilities Financing Authority Revenue	5.000%	7/1/2027	4,305	4,475
	California Health Facilities Financing Authority Revenue	5.000%	7/1/2028	4,405	4,702
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	2/1/2029	600	616
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	8/1/2029	625	645
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.600%	2/1/2030	600	622
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.700%	2/1/2031	500	522
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	8/1/2031	400	419
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.800%	2/1/2032	1,385	1,445
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.800%	8/1/2032	250	264
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	2/1/2033	200	211
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.900%	2/1/2033	535	562
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/2033	56,546	58,873
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.950%	8/1/2033	620	653
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.900%	2/1/2034	260	272
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	2/1/2034	800	852
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.900%	8/1/2034	385	403
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.050%	8/1/2034	500	532
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/2034	2,625	2,666
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	1/15/2035	23,564	24,838
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	2/1/2035	1,000	1,064
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/2035	76,306	79,749
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.950%	8/1/2035	285	296
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.150%	8/1/2035	650	692
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/2035	73,689	75,386
	California Housing Finance Agency Local or Guaranteed Housing Revenue	2.350%	12/1/2035	2,239	1,997
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.200%	2/1/2036	820	873
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	8/1/2036	1,000	1,063
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/2036	50,897	50,751
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.375%	9/20/2036	17,524	18,624
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.300%	2/1/2037	1,000	1,064
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.300%	8/1/2037	1,000	1,061
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.700%	11/1/2037	3,875	4,047
	California Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	2/1/2038	4,799	4,340
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.125%	8/1/2038	800	828
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/2039	10,000	10,476
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	9/1/2040	9,595	9,976
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	9/1/2040	11,390	11,842
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	8/1/2041	1,485	1,546
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.330%	2/1/2042	5,000	5,148
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.350%	2/1/2043	18,010	18,257
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.150%	8/1/2044	5,760	5,813
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.950%	8/1/2044	8,300	9,000
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	8/1/2026	1,500	1,501
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	11/1/2026	5,000	5,060
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.250%	2/1/2028	4,080	4,122
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.750%	5/1/2028	2,900	2,907
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.750%	11/1/2028	1,600	1,604
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.900%	5/1/2029	7,500	7,563
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.950%	12/1/2029	4,000	4,048
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/2026	560	566
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/2027	555	565
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/2028	500	515
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/2029	600	623
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2029	3,100	3,346
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/2030	500	523

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2030	300	334
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2031	795	884
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2031	275	312
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2032	750	828
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2033	525	578
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2033	700	813
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2034	350	410
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2035	1,570	1,714
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2035	300	348
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/2036	850	867
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2036	525	604
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/2037	1,720	1,746
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2037	250	285
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/2038	1,785	1,804
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2038	300	340
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/2040	1,935	1,945
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2040	300	335
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2041	300	333
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2042	300	330
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2043	450	491
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2044	375	405
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2037	2,500	2,634
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2037	1,245	1,500
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2038	1,445	1,726
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2043	1,985	2,242
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2044	4,250	4,740
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2045	3,115	3,429
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.000%	7/1/2040	4,250	4,606
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.000%	7/1/2041	3,750	4,035
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.000%	7/1/2042	2,775	2,952
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.000%	7/1/2043	2,720	2,859
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.000%	7/1/2044	2,665	2,769
[10]	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (PIH Health Energy Projects)	5.000%	12/1/2046	13,110	13,750
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/2027	1,150	1,199
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/2034	660	719
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/2035	1,000	1,085
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/2036	2,500	2,698
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/2038	1,260	1,350
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/2039	2,710	2,895
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/2026	800	807
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/2026	860	872
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	4.000%	7/1/2029	985	990
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/2032	2,515	2,549
	California Infrastructure & Economic Development Bank Miscellaneous Revenue, ETM	5.000%	10/1/2026	1,510	1,537
[10]	California Infrastructure & Economic Development Bank Private Schools Revenue	5.000%	7/1/2044	1,330	1,327
	California Infrastructure & Economic Development Bank Private Schools Revenue PUT	1.750%	8/1/2026	17,060	16,946
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/2031	7,500	8,619
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	5/1/2036	2,810	2,947
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	5/1/2037	4,220	4,397
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	5/1/2038	4,140	4,297
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	11/1/2041	3,045	3,138
	California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/2028	49,000	46,795
[8]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.700%	2.580%	12/1/2050	1,625	1,623
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2040	5,000	5,258
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2043	17,500	18,200
[10]	California Municipal Finance Authority Charter School Aid Revenue (Palmdale Aerospace Academy Project)	4.000%	7/1/2026	645	645
[10]	California Municipal Finance Authority Charter School Aid Revenue (Palmdale Aerospace Academy Project)	5.000%	7/1/2038	1,150	1,164
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2026	300	304
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2026	715	725
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/2027	1,170	1,188
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/2027	490	490
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/2027	2,565	2,647
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2027	2,030	2,097

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2027	660	682
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/2028	860	889
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/2028	560	560
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2028	1,170	1,231
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2028	780	807
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/2028	700	755
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/2029	500	517
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2029	2,160	2,233
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2029	450	473
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/2029	500	554
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/2030	785	811
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/2030	745	745
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2030	585	604
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2030	225	236
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/2030	525	595
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/2030	300	340
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/2031	1,020	1,053
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2031	2,140	2,208
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2031	825	864
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/2031	650	732
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/2032	855	882
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/2032	120	125
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2032	1,190	1,226
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/2032	725	814
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/2033	1,100	1,132
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/2033	1,000	1,021
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/2033	120	124
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2033	1,070	1,101
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2033	1,125	1,173
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/2033	720	803
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/2034	1,160	1,192
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/2034	150	154
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2034	570	585
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2034	1,225	1,274
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/2034	785	817
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/2035	1,030	1,030
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/2035	160	164
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2035	3,295	3,379
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2035	225	233
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/2035	645	669
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/2036	1,960	2,006
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/2036	175	178
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2036	1,845	1,889
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2036	1,250	1,294
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2036	1,000	1,079
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/2036	850	876
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/2037	1,645	1,680
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/2037	170	172
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2037	1,275	1,316
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2037	600	645
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/2037	375	385
	California Municipal Finance Authority College & University Revenue	5.000%	7/1/2038	1,000	1,122
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2038	1,000	1,071
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/2038	875	895
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2039	835	891
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2039	2,230	2,272
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/2039	600	612
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/2040	540	548
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/2041	2,970	2,923
	California Municipal Finance Authority College & University Revenue	3.000%	10/1/2041	1,810	1,543
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/2043	4,050	4,086
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2044	1,250	1,306
	California Municipal Finance Authority College & University Revenue	5.000%	7/1/2045	7,980	8,601
	California Municipal Finance Authority College & University Revenue, Prere.	4.000%	1/1/2028	1,400	1,455
	California Municipal Finance Authority College & University Revenue, Prere.	4.000%	1/1/2028	1,835	1,907
	California Municipal Finance Authority College & University Revenue, Prere.	5.000%	1/1/2028	1,185	1,253
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	100	101
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	2,475	2,501
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	1,480	1,496
[10]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2026	100	101

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2027	2,800	2,851
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	935	960
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	665	683
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	3,820	3,856
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	1,000	1,026
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2028	1,900	1,937
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2028	775	804
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2028	250	249
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,365	1,399
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	1,500	1,514
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	3,500	3,646
[10]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	115	121
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2029	825	872
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,520	1,558
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	495	507
[10]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2029	950	979
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2029	1,250	1,264
[10]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	50	54
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2030	830	892
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,135	1,164
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	890	913
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2030	1,600	1,615
[10]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	105	114
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2031	1,445	1,575
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,085	1,112
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,000	1,025
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2031	1,950	1,970
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2032	5,115	5,202
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2032	1,650	1,818
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	900	922
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2033	3,225	3,278
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2033	2,000	2,212
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	2,150	2,200
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,030	1,054
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2034	4,250	4,317
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2034	3,325	3,662
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,575	1,610
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2035	4,675	4,745
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2035	1,010	1,109
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	5,260	5,369
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,745	1,781
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2036	1,670	1,725
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2036	7,520	7,626
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.125%	6/1/2036	1,350	1,352
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	1,800	1,835
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	1,900	1,936
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2036	6,000	6,044
[10]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2036	175	186
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2037	1,785	1,839
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2037	2,700	2,735
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	2,865	2,915
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2038	3,145	3,237
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2039	2,895	2,968
[10]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2039	3,355	3,439
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2040	4,250	4,336
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2040	2,650	2,504
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2041	4,920	4,995
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2042	1,860	1,788
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2042	7,430	7,142
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2042	3,035	3,069
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2044	1,750	1,832
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.125%	6/1/2045	950	988
[4]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/2046	2,500	1,978
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Bethany Home Project)	5.000%	11/15/2042	995	1,081
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Carmel Valley Manor Project)	5.000%	5/15/2042	5,000	5,397
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/2026	630	638
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/2028	940	980
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/2030	1,435	1,492
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/2031	1,380	1,434

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/2035	1,475	1,523
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/2030	500	567
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/2031	500	574
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/2032	500	583
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/2033	550	651
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/2034	550	656
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/2035	875	1,031
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/2036	755	878
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/2037	500	578
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/2039	550	631
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/2040	575	653
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	4.000%	12/1/2043	1,000	1,001
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/2027	650	684
	California Municipal Finance Authority Industrial Revenue VRDO	1.250%	3/2/2026	12,630	12,630
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/2026	270	274
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/2027	285	295
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/2028	200	210
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/2029	210	224
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/2030	345	373
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/2031	175	181
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/2032	240	247
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/2033	250	256
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/2034	265	270
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/2035	270	274
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/2036	210	212
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/2041	1,915	1,817
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2026	2,550	2,561
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2026	570	573
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2026	400	402
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2027	1,925	1,974
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2027	1,000	1,029
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2027	500	515
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2028	1,385	1,464
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2028	2,400	2,538
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2028	400	422
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2029	1,500	1,582
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2029	1,000	1,064
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2029	1,450	1,549
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2029	500	538
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2029	8,000	8,543
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2030	3,045	3,208
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2030	600	659
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2031	3,000	3,155
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2031	3,820	4,087
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2031	500	558
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2032	500	534
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2033	1,345	1,423
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2033	1,450	1,542
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2034	1,450	1,529
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.600%	11/1/2034	2,625	2,764
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2035	1,450	1,521
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2035	2,000	2,083
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2035	2,265	2,392
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2035	5,000	5,233
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/2035	1,270	1,271
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2036	2,530	2,660
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2036	2,605	2,718
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	2.650%	8/1/2036	13,384	12,414
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2037	1,670	1,731
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2038	2,300	2,374

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2038	935	976
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2039	500	513
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2040	1,440	1,469
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2040	3,080	3,242
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.200%	8/1/2040	3,110	3,259
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/1/2040	8,515	8,764
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.326%	11/20/2040	36,659	37,219
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.326%	11/20/2040	7,037	6,845
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.536%	2/20/2041	18,665	18,071
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2041	550	558
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.050%	7/20/2041	17,743	17,941
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.125%	11/1/2041	8,765	8,992
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2043	5,195	5,269
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2043	4,450	4,579
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.050%	4/1/2044	4,825	5,309
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.480%	6/1/2044	1,667	1,751
[10]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/2045	2,970	3,029
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/2026	1,130	1,143
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/2028	775	819
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/2030	645	709
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/2031	600	618
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/2032	570	642
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/2034	500	573
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/2036	1,200	1,355
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/2038	955	1,066
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/2040	525	574
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	4.000%	8/15/2044	2,055	1,961
[10]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/2030	520	536
[10]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/2040	3,035	3,063
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Gibson Drive Apartments Project)	4.450%	12/1/2042	12,000	12,375
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	8/1/2027	1,500	1,506
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	2.750%	9/1/2027	1,000	1,002
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	2.750%	9/1/2027	1,125	1,128
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	2.950%	1/1/2028	6,500	6,548
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.050%	6/1/2028	2,285	2,308
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2028	23,585	25,021
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	2.950%	12/1/2028	9,500	9,578
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	2.930%	6/1/2029	4,500	4,542
[10]	California Municipal Finance Authority Multifamily Housing Revenue TOB VRDO	1.950%	3/2/2026	22,180	22,180
[10]	California Municipal Finance Authority Multifamily Local or Guaranteed Housing Revenue TOB VRDO	2.050%	3/2/2026	33,030	33,030
	California Municipal Finance Authority Private Schools Revenue	4.650%	5/1/2030	395	409
[10]	California Municipal Finance Authority Private Schools Revenue	5.000%	5/1/2034	425	447
[10]	California Municipal Finance Authority Private Schools Revenue	5.500%	5/1/2044	650	666
[10]	California Municipal Finance Authority Private Schools Revenue (Westside Neighborhood School Project)	5.000%	6/15/2034	1,025	1,103
[10]	California Municipal Finance Authority Private Schools Revenue (Westside Neighborhood School Project)	5.500%	6/15/2039	1,500	1,617
[10]	California Municipal Finance Authority Private Schools Revenue (Westside Neighborhood School Project)	5.900%	6/15/2044	1,865	1,998
[10]	California Municipal Finance Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	3.300%	2/1/2028	1,845	1,860
[5]	California Municipal Finance Authority Revenue	4.050%	7/20/2041	1,325	1,282
	California Municipal Finance Authority Special Tax Revenue	4.125%	9/1/2034	450	461
	California Municipal Finance Authority Special Tax Revenue	4.250%	9/1/2034	380	391
	California Municipal Finance Authority Special Tax Revenue	4.625%	9/1/2035	500	520
	California Municipal Finance Authority Special Tax Revenue	5.000%	9/1/2035	635	684
	California Municipal Finance Authority Special Tax Revenue	5.000%	9/1/2035	350	378
	California Municipal Finance Authority Special Tax Revenue	4.625%	9/1/2039	600	624
	California Municipal Finance Authority Special Tax Revenue	5.000%	9/1/2039	575	612
	California Municipal Finance Authority Special Tax Revenue	5.000%	9/1/2039	595	636
	California Municipal Finance Authority Special Tax Revenue	5.000%	9/1/2039	740	788
	California Municipal Finance Authority Special Tax Revenue	5.000%	9/1/2040	1,360	1,448
	California Municipal Finance Authority Special Tax Revenue	5.000%	9/1/2040	600	635
	California Municipal Finance Authority Special Tax Revenue	5.000%	9/1/2040	550	582
	California Municipal Finance Authority Special Tax Revenue	5.250%	9/1/2043	1,265	1,352
	California Municipal Finance Authority Special Tax Revenue	5.000%	9/1/2044	900	934
	California Municipal Finance Authority Special Tax Revenue	5.000%	9/1/2045	1,300	1,334
	California Municipal Finance Authority Special Tax Revenue	5.000%	9/1/2045	950	978
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.000%	9/1/2033	375	403
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	4.250%	9/1/2034	290	300
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.000%	9/1/2038	2,055	2,204
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	4.500%	9/1/2039	700	728
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.000%	9/1/2039	275	293

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.250%	9/1/2043	3,465	3,702
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.500%	9/1/2043	625	669
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.000%	9/1/2044	625	648
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.000%	9/1/2044	1,000	1,035
	California Pollution Control Financing Authority Water Revenue PUT	3.700%	9/1/2028	4,500	4,619
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2026	1,700	1,710
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/2026	1,245	1,253
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2027	440	446
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/2027	2,360	2,399
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2028	450	463
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/2028	1,450	1,487
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2029	500	521
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	1,245	1,339
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2030	490	517
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	1,325	1,451
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2031	520	555
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	1,900	2,115
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2032	2,000	2,259
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2033	2,000	2,286
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2034	1,875	2,172
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2035	2,525	2,917
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2035	1,215	1,409
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2036	2,500	2,678
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2037	1,640	1,743
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/2037	645	649
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2038	2,320	2,454
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2039	1,660	1,864
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2039	2,400	2,524
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2040	2,500	2,612
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2043	12,000	12,278
[10]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/2046	2,795	2,652
	California Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/15/2031	2,055	2,017
[7,10]	California Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.600%	3/2/2026	63,440	63,440
[7]	California Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	1.200%	3/2/2026	16,400	16,400
	California Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	1.250%	3/2/2026	3,300	3,300
	California Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	1.250%	3/2/2026	15,645	15,645
[10]	California Public Finance Authority Local or Guaranteed Housing Revenue	5.700%	6/1/2034	625	657
[10]	California Public Finance Authority Local or Guaranteed Housing Revenue	5.875%	6/1/2039	3,300	3,378
[10]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.200%	6/1/2044	10,280	10,309
[10]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.375%	6/1/2045	6,445	6,850
[4]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/2049	8,435	2,684
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/2026	715	718
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/2026	405	406
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2026	255	255
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2027	530	530
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2027	1,115	1,116
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/2028	770	772
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2028	280	280
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2028	1,155	1,156
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/2029	625	637
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2029	300	300
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2029	1,230	1,231
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/2030	300	305
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/2030	835	840
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2030	300	300
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2030	350	350
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/2031	3,480	3,500
[10]	California School Finance Authority Charter School Aid Revenue	2.125%	8/1/2031	1,210	1,115
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2031	450	450
[10]	California School Finance Authority Charter School Aid Revenue	4.500%	7/1/2032	2,480	2,576
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/2032	920	925
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2032	1,280	1,327
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/2033	485	487
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/2034	725	764
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/2034	1,000	1,031
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/2034	510	512
[10]	California School Finance Authority Charter School Aid Revenue	4.125%	7/1/2035	375	375
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2035	1,000	1,000
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/2036	405	405
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2036	1,075	1,076

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/2038	2,790	2,791
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/2039	800	870
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/2041	3,985	3,709
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/2041	530	502
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/2042	4,250	4,317
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2042	875	882
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/2044	1,000	985
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/2045	1,000	1,000
[10]	California School Finance Authority Charter School Aid Revenue (Classical Academies Vista Project)	2.000%	10/1/2026	295	292
[10]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/2026	430	433
[10]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/2027	320	329
[10]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/2028	355	370
[10]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/2035	1,000	1,001
[10]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/2038	2,000	2,048
[10]	California School Finance Authority Charter School Aid Revenue (Ivy Academia Project)	3.000%	6/1/2031	2,055	1,884
[10]	California School Finance Authority Charter School Aid Revenue (Ivy Academia Project)	4.000%	6/1/2041	1,655	1,381
[10]	California School Finance Authority Charter School Aid Revenue (KIPP LA Projects)	5.000%	7/1/2026	380	382
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/2026	105	106
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/2026	330	332
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/2027	110	113
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/2027	280	287
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/2028	315	329
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/2028	310	324
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/2029	330	351
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/2029	240	255
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/2030	200	216
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/2039	1,000	1,036
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	4.000%	7/1/2040	3,500	3,435
[10]	California School Finance Authority Charter School Aid Revenue (Lifeline Education Charter School Project)	3.000%	7/1/2030	295	288
[10]	California School Finance Authority Charter School Aid Revenue (New Designs Charter School Adams Campus Project)	5.000%	6/1/2040	3,000	3,023
[10]	California School Finance Authority Charter School Aid Revenue (Santa Clarita Valley International School Project)	4.000%	6/1/2031	260	203
[10]	California School Finance Authority Charter School Aid Revenue (Santa Clarita Valley International School Project)	4.000%	6/1/2041	775	575
[10]	California School Finance Authority Charter School Aid Revenue (Santa Clarita Valley International School Project)	4.000%	6/1/2051	125	86
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/2026	160	161
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/2027	230	235
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/2028	215	223
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/2029	260	274
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/2030	570	606
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/2033	930	989
[10]	California School Finance Authority Local or Guaranteed Housing Revenue (Sonoma County Junior College District Project)	4.000%	11/1/2031	1,605	1,632
[10]	California School Finance Authority Local or Guaranteed Housing Revenue (Sonoma County Junior College District Project)	4.000%	11/1/2041	1,730	1,633
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/2027	5,000	5,187
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2027	4,000	4,170
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/2028	13,000	13,619
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2029	5,600	6,086
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2029	12,750	14,038
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/2029	11,515	12,062
	California State Public Works Board Lease (Abatement) Revenue	3.000%	5/1/2032	1,025	1,030
	California State Public Works Board Lease (Abatement) Revenue	3.000%	10/1/2033	300	299
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2035	5,000	5,421
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2036	6,560	7,415
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2038	1,750	2,052
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2039	3,555	3,744
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2040	1,250	1,446
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2041	720	747
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2042	1,000	1,137
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2042	4,500	4,635
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2043	1,000	1,124
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2043	1,160	1,185

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2044	1,675	1,860
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2045	3,750	4,121
California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2045	3,020	3,041
California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2047	1,420	1,421
California State Public Works Board Lease (Abatement) Revenue (Riverside Campus Projects)	5.000%	4/1/2027	2,635	2,721
California State Public Works Board Lease (Abatement) Revenue (Riverside Campus Projects)	5.000%	4/1/2028	4,000	4,131
California State Public Works Board Lease (Abatement) Revenue (Riverside Campus Projects)	5.000%	4/1/2029	5,235	5,406
California State Public Works Board Lease (Abatement) Revenue (Riverside Campus Projects)	5.000%	4/1/2030	2,435	2,514
California State Public Works Board Lease (Abatement) Revenue (Riverside Campus Projects)	5.000%	4/1/2032	2,000	2,063
California State Public Works Board Lease (Abatement) Revenue (Riverside Campus Projects)	5.000%	4/1/2034	2,575	2,652
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/2027	3,350	3,467
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2027	5,000	5,261
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2028	1,850	2,001
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/2029	3,695	3,936
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2029	2,615	2,897
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2031	1,175	1,357
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/2031	3,805	4,100
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2031	5,845	6,774
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2032	2,250	2,650
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	10/1/2032	4,520	4,725
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/2032	3,965	4,260
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2032	1,945	2,297
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2033	3,250	3,891
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	2.000%	11/1/2033	3,815	3,541
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2033	2,055	2,467
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2034	2,750	3,341
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	2.000%	11/1/2034	4,025	3,676
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2034	2,090	2,545
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/2035	175	188
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/2035	500	528
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2035	4,095	5,013
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2035	2,130	2,570
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2035	1,515	1,864
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/2036	625	658
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2036	5,085	6,169
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/2036	900	959
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2036	3,705	4,433
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2037	8,000	9,499
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2037	975	1,178
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2037	1,500	1,725
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/2038	1,125	1,185
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2038	1,000	1,177
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/2039	1,000	1,036
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/2039	1,500	1,568
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2039	1,000	1,165
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/2040	750	773
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/2040	4,500	4,669
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/2040	2,175	2,296
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/2041	3,860	3,984
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/2041	2,605	2,738
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2041	4,730	5,541
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2042	5,000	5,800
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2043	6,790	7,722
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.500%	11/1/2043	5,000	5,298
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2043	5,000	5,724
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2044	4,190	4,702
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/2044	1,735	1,765
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2044	1,470	1,625
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2044	3,000	3,387
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2045	3,915	4,343
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2045	3,770	4,204
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2046	5,990	6,564
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/2046	1,000	1,003
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2046	4,325	4,762
California State Public Works Board Lease (Abatement) Revenue, Prere.	5.000%	10/1/2027	840	879
California State Public Works Board Lease (Abatement) Revenue, Prere.	5.000%	10/1/2027	745	780
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/2033	1,135	1,300
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/2034	2,945	3,363
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/2035	11,110	11,939
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/2036	3,000	3,204

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	8/1/2037	3,355	3,558
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/2037	5,465	5,802
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/2038	2,470	2,608
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/2040	4,000	4,440
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/2046	8,330	8,353
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/2046	1,685	1,792
	California State Public Works Board Lease (Appropriation) Revenue (Various Capital Projects)	4.000%	11/1/2036	4,430	4,731
	California State University College & University Revenue	5.000%	11/1/2033	6,270	6,482
	California State University College & University Revenue	5.000%	11/1/2033	7,880	9,591
	California State University College & University Revenue	4.000%	11/1/2034	665	723
	California State University College & University Revenue	5.000%	11/1/2034	5,000	5,167
	California State University College & University Revenue	5.000%	11/1/2034	8,560	9,229
	California State University College & University Revenue	4.000%	11/1/2035	580	624
	California State University College & University Revenue	5.000%	11/1/2035	8,000	8,267
	California State University College & University Revenue	5.000%	11/1/2035	5,000	5,376
	California State University College & University Revenue	5.000%	11/1/2035	5,000	6,253
	California State University College & University Revenue	3.125%	11/1/2036	60	60
	California State University College & University Revenue	5.000%	11/1/2036	1,435	1,481
	California State University College & University Revenue	5.000%	11/1/2036	10,555	11,318
	California State University College & University Revenue	5.000%	11/1/2036	3,500	4,335
	California State University College & University Revenue	5.000%	11/1/2037	3,895	4,015
	California State University College & University Revenue	5.000%	11/1/2037	10,465	11,189
	California State University College & University Revenue	5.000%	11/1/2037	7,070	8,677
	California State University College & University Revenue	5.000%	11/1/2038	5,495	5,853
	California State University College & University Revenue	5.000%	11/1/2038	15,650	19,057
	California State University College & University Revenue	5.000%	11/1/2039	1,725	1,868
	California State University College & University Revenue	5.000%	11/1/2039	13,140	15,811
	California State University College & University Revenue	3.000%	11/1/2040	1,720	1,627
	California State University College & University Revenue	5.000%	11/1/2040	5,040	5,990
	California State University College & University Revenue	5.000%	11/1/2041	8,405	8,432
	California State University College & University Revenue	5.000%	11/1/2041	1,285	1,475
	California State University College & University Revenue	5.000%	11/1/2041	5,520	6,521
	California State University College & University Revenue	5.000%	11/1/2042	8,250	8,439
	California State University College & University Revenue	5.000%	11/1/2042	1,000	1,138
	California State University College & University Revenue	5.000%	11/1/2042	5,085	5,944
	California State University College & University Revenue	5.000%	11/1/2043	1,000	1,125
	California State University College & University Revenue	5.000%	11/1/2043	9,795	11,298
	California State University College & University Revenue	5.000%	11/1/2044	1,250	1,389
	California State University College & University Revenue	5.000%	11/1/2044	20,695	23,502
	California State University College & University Revenue	5.000%	11/1/2045	13,565	15,229
	California State University College & University Revenue	5.000%	11/1/2046	11,650	12,883
	California State University College & University Revenue PUT	1.600%	11/1/2026	28,940	28,745
	California State University College & University Revenue PUT	3.125%	11/1/2026	5,000	5,000
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/2034	8,905	9,052
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/2035	1,000	1,012
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/2036	9,520	9,561
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/2037	2,795	2,785
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/2038	12,300	12,102
	California State University Local or Guaranteed Housing Revenue	4.000%	11/1/2045	3,915	3,934
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/2027	1,500	1,542
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/2028	1,550	1,593
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/2029	900	925
	California Statewide Communities Development Authority Electric Power & Light Revenue	1.450%	4/1/2028	8,000	7,729
	California Statewide Communities Development Authority Electric Power & Light Revenue	1.750%	9/1/2029	13,015	12,406
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2026	1,795	1,795
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2026	515	515
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2026	350	351
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2026	910	912
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2026	400	401
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	175	177
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	1,395	1,407
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2027	1,925	1,971
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2027	605	619
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2027	160	164
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2027	1,455	1,496
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2027	670	685
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	205	213
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	1,415	1,457
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	1,000	1,044
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	3,400	3,418

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2028	1,470	1,532
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2028	420	429
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2028	1,515	1,594
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2028	425	443
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	100	107
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2028	1,200	1,248
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	780	839
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2029	3,290	3,463
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2029	3,640	3,813
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2029	3,275	3,279
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2029	470	480
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2029	1,240	1,335
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2029	725	769
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2029	1,425	1,482
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	600	607
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	2,000	2,010
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2029	12,600	12,617
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2030	1,685	1,773
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2030	6,380	6,388
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2030	2,615	2,738
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2030	660	726
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2030	450	486
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	275	294
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	1,750	1,819
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	25,000	28,269
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	1,000	1,005
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	1,460	1,535
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2031	2,120	2,218
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2031	1,225	1,339
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2031	450	493
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	1,345	1,396
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/2031	2,750	2,886
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	870	880
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	525	528
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2032	1,450	1,524
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2032	7,115	7,123
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2032	2,360	2,464
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2032	255	258
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2032	2,220	2,415
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2032	1,000	1,094
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2032	2,270	2,455
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	1,725	1,788
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	25,000	28,928
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2033	2,085	2,189
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2033	1,150	1,199
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2033	2,850	3,088
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2033	1,475	1,586
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2033	2,075	2,147
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.125%	3/1/2034	875	875
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2034	1,005	1,045
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2034	350	353
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2034	2,550	2,753
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2034	715	765
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2034	1,500	1,502
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2035	830	869
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2035	4,545	4,549
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2035	2,950	3,053
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2035	1,545	1,600
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2035	900	956
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2035	3,225	3,325
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	30,000	35,770
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2036	2,025	2,094
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2036	1,590	1,638
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2036	700	737
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2036	1,360	1,399
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/2036	200	193
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2037	650	654
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2037	1,030	1,076
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2038	1,000	1,039
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.500%	3/1/2038	1,530	1,444

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2038	2,050	2,102
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2038	2,100	2,141
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2038	2,945	3,057
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2039	5,500	5,583
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2039	1,530	1,581
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2040	3,495	3,552
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2040	4,250	4,298
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2040	1,100	1,125
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2041	1,520	1,528
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2041	1,160	1,177
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2041	550	554
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2042	1,000	1,058
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.250%	1/1/2043	4,400	4,431
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2044	1,150	1,152
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2044	2,850	3,181
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2045	2,325	2,205
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.125%	8/15/2047	1,000	1,028
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/2026	325	328
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/2036	590	623
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/2037	500	527
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/2038	710	747
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/2026	550	551
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/2027	150	155
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/2028	850	901
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/2030	495	551
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/2031	645	719
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/2032	680	755
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/2033	715	791
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/2034	1,400	1,540
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/2036	500	546
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/2037	350	380
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/2038	400	433
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/2027	22,505	22,762
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2029	13,285	14,622
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2029	8,635	9,504
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2029	4,985	5,487
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2029	6,410	7,055
[7]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue VRDO	1.250%	3/2/2026	1,860	1,860
	California Statewide Communities Development Authority Industrial Revenue	4.500%	11/1/2033	10,575	11,330
	California Statewide Communities Development Authority Industrial Revenue	4.500%	11/1/2033	10,775	11,545
	California Statewide Communities Development Authority Intergovernmental Agreement Revenue	4.000%	9/2/2033	1,940	1,970
	California Statewide Communities Development Authority Intergovernmental Agreement Revenue	4.500%	9/2/2034	2,450	2,587
	California Statewide Communities Development Authority Intergovernmental Agreement Revenue	4.750%	9/2/2040	1,300	1,376
	California Statewide Communities Development Authority Intergovernmental Agreement Revenue	5.000%	9/2/2043	5,830	6,023
	California Statewide Communities Development Authority Intergovernmental Agreement Revenue (Statewide Community Infrastructure Program)	5.000%	9/2/2034	1,795	1,945
	California Statewide Communities Development Authority Intergovernmental Agreement Revenue (Statewide Community Infrastructure Program)	5.000%	9/2/2039	1,915	2,067
	California Statewide Communities Development Authority Intergovernmental Agreement Revenue (Statewide Community Infrastructure Program)	5.000%	9/2/2044	3,235	3,377
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2026	3,410	3,426
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2027	2,015	2,024
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2028	5,000	5,023
[3]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2028	2,000	2,106
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2029	2,100	2,110
[10]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2029	700	718
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2032	2,475	2,486

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2033	3,375	3,389
[3]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2034	3,000	3,154
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2034	2,750	2,761
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2035	1,000	1,004
[3]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2036	3,000	3,120
[3]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2037	3,000	3,105
[3]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2038	3,000	3,089
[10]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/2039	1,515	1,559
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.250%	12/1/2040	4,970	5,253
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.250%	12/1/2040	7,425	7,847
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.250%	12/1/2040	5,385	5,691
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue (Heritage Park Apartments Project)	3.700%	4/1/2035	2,730	2,850
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue (Vintage at Folsom Project)	4.000%	10/1/2042	2,590	2,594
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	10/1/2027	675	700
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue PUT	4.250%	9/1/2035	3,000	3,180
[10]	California Statewide Communities Development Authority Multifamily Housing Revenue TOB VRDO	1.950%	3/2/2026	41,771	41,771
[10]	California Statewide Communities Development Authority Multifamily Housing Revenue TOB VRDO	1.950%	3/2/2026	48,579	48,579
	California Statewide Communities Development Authority Special Assessment Revenue	4.000%	9/2/2028	1,420	1,440
	California Statewide Communities Development Authority Special Assessment Revenue	5.000%	9/2/2036	845	851
	California Statewide Communities Development Authority Special Assessment Revenue	5.000%	9/2/2038	100	104
	California Statewide Communities Development Authority Special Assessment Revenue	5.000%	9/2/2039	1,200	1,297
	California Statewide Communities Development Authority Special Assessment Revenue	5.000%	9/2/2044	2,500	2,610
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	4.000%	9/2/2028	1,900	1,934
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	4.000%	9/2/2029	1,795	1,846
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	4.000%	9/2/2031	1,140	1,152
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	4.250%	9/2/2032	1,855	1,900
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	4.750%	9/2/2033	1,315	1,361
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	5.000%	9/2/2039	1,000	1,053
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	5.125%	9/2/2042	1,495	1,557
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	5.250%	9/2/2043	1,500	1,563
	California Statewide Communities Development Authority Special Tax Revenue	4.000%	9/1/2034	500	510
	California Statewide Communities Development Authority Special Tax Revenue	4.250%	9/1/2034	1,180	1,241
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/2034	345	378
	California Statewide Communities Development Authority Special Tax Revenue	4.375%	9/2/2034	1,645	1,731
	California Statewide Communities Development Authority Special Tax Revenue	4.750%	9/1/2038	500	529
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/2039	745	801
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/2043	1,000	1,051
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/2044	1,225	1,279
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/2044	2,180	2,280
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/2044	500	522
	Campbell Union High School District GO, Prere.	4.000%	8/1/2026	5,000	5,044
	Campbell Union High School District GO, Prere.	5.000%	8/1/2026	2,125	2,153
	Campbell Union High School District GO, Prere.	5.000%	8/1/2026	2,500	2,532
	Campbell Union High School District GO, Prere.	5.000%	8/1/2026	4,095	4,148
	Campbell Union School District GO	0.000%	8/1/2037	4,095	2,863
	Campbell Union School District GO	0.000%	8/1/2038	4,700	3,137
[2]	Capistrano Unified School District Community Facilities District Special Tax Revenue	0.000%	9/1/2030	9,215	8,130
	Carlsbad Unified School District GO	4.000%	5/1/2030	5,220	5,325
	Carlsbad Unified School District GO	6.125%	8/1/2031	145	169
	Carlsbad Unified School District GO	4.000%	5/1/2033	720	733
	Carlsbad Unified School District GO	3.000%	8/1/2033	300	305
	Carlsbad Unified School District GO	4.000%	5/1/2034	685	697
	Carlsbad Unified School District GO	3.000%	8/1/2034	500	506
	Carlsbad Unified School District GO	3.000%	8/1/2035	1,100	1,108
	Carlsbad Unified School District GO	3.000%	8/1/2035	500	504
	Carlsbad Unified School District GO	3.000%	8/1/2036	1,180	1,185
	Carlsbad Unified School District GO	3.000%	8/1/2036	500	502
	Carlsbad Unified School District GO	3.000%	8/1/2038	1,415	1,402
	Carlsbad Unified School District GO	3.000%	8/1/2039	1,545	1,511
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/2027	225	234
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/2030	300	340

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/2031	300	339
	Carson Public Financing Authority Lease (Abatement) Revenue	5.000%	6/1/2041	1,000	1,142
	Carson Public Financing Authority Lease (Abatement) Revenue	5.000%	6/1/2042	3,815	4,316
	Carson Public Financing Authority Lease (Abatement) Revenue	5.000%	6/1/2043	1,750	1,946
	Carson Public Financing Authority Lease (Abatement) Revenue	5.000%	6/1/2044	925	1,015
	Castro Valley Unified School District GO	4.000%	8/1/2033	750	766
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/2026	125	126
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/2026	300	302
	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	8/1/2026	580	586
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/2027	390	400
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/2027	300	307
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/2028	105	109
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/2028	250	260
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	8/1/2028	900	959
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/2029	420	444
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/2029	250	264
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/2030	300	322
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	8/1/2030	710	792
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/2031	375	404
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/2031	300	323
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	8/1/2031	255	291
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/2032	975	1,048
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	8/1/2032	910	1,053
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	8/1/2032	270	313
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/2033	2,720	2,916
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	8/1/2033	285	336
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/2034	1,250	1,336
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	8/1/2034	600	714
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/2035	405	430
[3]	Center Joint Unified School District GO	4.000%	8/1/2034	210	220
[3]	Center Joint Unified School District GO	3.000%	8/1/2035	950	953
[3]	Center Joint Unified School District GO	3.000%	8/1/2036	535	533
[3]	Center Joint Unified School District GO	3.000%	8/1/2038	1,310	1,279
[3]	Center Joint Unified School District GO	3.000%	8/1/2040	600	565
[4]	Centinela Valley Union High School District GO	0.000%	8/1/2027	670	648
[4]	Centinela Valley Union High School District GO	0.000%	8/1/2028	685	647
[4,5]	Centinela Valley Union High School District GO	5.000%	8/1/2031	1,280	1,461
[4,5]	Centinela Valley Union High School District GO	5.000%	8/1/2032	1,600	1,859
[4,5]	Centinela Valley Union High School District GO	5.000%	8/1/2033	1,750	2,065
[4,5]	Centinela Valley Union High School District GO	5.000%	8/1/2034	2,000	2,396
[4]	Centinela Valley Union High School District GO	3.000%	8/1/2036	3,205	3,172
[4,5]	Centinela Valley Union High School District GO	5.000%	8/1/2036	695	847
[4,5]	Centinela Valley Union High School District GO	5.000%	8/1/2038	890	1,061
[4,5]	Centinela Valley Union High School District GO	5.000%	8/1/2039	500	590
	Central Unified School District GO	0.000%	8/1/2033	500	401
	Central Unified School District GO	0.000%	8/1/2034	300	232
	Central Unified School District GO	0.000%	8/1/2035	300	222
	Central Unified School District GO	0.000%	8/1/2036	235	166
	Central Unified School District GO	0.000%	8/1/2037	500	337

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Central Valley Energy Authority Natural Gas Revenue	5.000%	8/1/2034	45,790	50,343
	Central Valley Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2035	92,130	102,251
	Cerritos Community College District GO	4.000%	8/1/2043	1,440	1,494
	Chabot-Las Positas Community College District GO	3.000%	8/1/2033	1,000	1,020
	Chabot-Las Positas Community College District GO	3.000%	8/1/2035	1,580	1,593
	Chabot-Las Positas Community College District GO	3.000%	8/1/2037	2,800	2,801
	Chabot-Las Positas Community College District GO	3.000%	8/1/2038	3,000	2,972
	Chabot-Las Positas Community College District GO	5.000%	8/1/2043	2,120	2,363
	Chaffey Joint Union High School District GO	0.000%	2/1/2027	370	362
	Chaffey Joint Union High School District GO	0.000%	8/1/2028	530	499
	Chaffey Joint Union High School District GO	0.000%	8/1/2029	515	472
	Chaffey Joint Union High School District GO	0.000%	2/1/2030	885	801
	Chaffey Joint Union High School District GO	0.000%	8/1/2030	450	402
	Chaffey Joint Union High School District GO	0.000%	8/1/2031	455	394
	Chaffey Joint Union High School District GO	0.000%	8/1/2032	525	440
	Chaffey Joint Union High School District GO	0.000%	2/1/2033	1,000	824
	Chaffey Joint Union High School District GO	0.000%	8/1/2033	700	565
	Chaffey Joint Union High School District GO	0.000%	8/1/2034	890	687
	Chaffey Joint Union High School District GO	0.000%	2/1/2035	605	463
	Chaffey Joint Union High School District GO	0.000%	8/1/2035	1,090	756
	Chaffey Joint Union High School District GO	0.000%	2/1/2037	1,000	700
	Chaffey Joint Union High School District GO	0.000%	2/1/2038	710	474
	Chaffey Joint Union High School District GO	0.000%	8/1/2042	2,000	990
	Chaffey Joint Union High School District GO	0.000%	8/1/2043	1,785	834
	Chico Unified School District GO	3.000%	8/1/2038	900	884
	Chico Unified School District GO	3.000%	8/1/2039	765	742
	Chico Unified School District GO	3.000%	8/1/2040	1,500	1,399
	Chino Community Facilities District Special Tax Revenue	4.000%	9/1/2029	285	292
	Chino Community Facilities District Special Tax Revenue	5.000%	9/1/2034	650	720
	Chino Community Facilities District Special Tax Revenue	3.000%	9/1/2035	100	95
	Chino Community Facilities District Special Tax Revenue	4.000%	9/1/2036	1,530	1,569
	Chino Community Facilities District Special Tax Revenue	5.000%	9/1/2039	835	908
	Chino Community Facilities District Special Tax Revenue	5.000%	9/1/2040	1,000	1,069
	Chino Community Facilities District Special Tax Revenue	5.000%	9/1/2044	795	832
	Chino Community Facilities District Special Tax Revenue	4.000%	9/1/2045	1,500	1,417
	Chino Community Facilities District Special Tax Revenue	5.000%	9/1/2045	2,545	2,626
[3]	Chino Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2027	1,195	1,198
[3]	Chino Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2030	1,170	1,173
	Chino Valley Unified School District GO	0.000%	8/1/2029	500	461
	Chino Valley Unified School District GO	0.000%	8/1/2030	600	539
	Chino Valley Unified School District GO	0.000%	8/1/2032	935	787
	Chino Valley Unified School District GO	0.000%	8/1/2033	700	567
	Chino Valley Unified School District GO	0.000%	8/1/2034	580	450
	Chino Valley Unified School District GO	0.000%	8/1/2035	1,400	1,023
	Chino Valley Unified School District GO	0.000%	8/1/2035	550	407
	Chino Valley Unified School District GO	0.000%	8/1/2036	670	472
	Chino Valley Unified School District GO	0.000%	8/1/2037	1,000	656
	Chino Valley Unified School District GO	0.000%	8/1/2037	800	533
	Chino Valley Unified School District GO	0.000%	8/1/2038	1,350	839
	Chino Valley Unified School District GO	0.000%	8/1/2038	1,000	633
	Chino Valley Unified School District GO	0.000%	8/1/2039	2,000	1,198
	Chino Valley Unified School District GO	4.000%	8/1/2045	6,075	6,101
	Chula Vista Elementary School District GO	2.000%	8/1/2026	2,030	2,026
	Chula Vista Elementary School District GO	2.000%	8/1/2027	5,315	5,288
	Chula Vista Elementary School District GO	4.000%	8/1/2041	4,000	4,138
	Chula Vista Elementary School District GO	4.000%	8/1/2042	3,500	3,591
	Chula Vista Elementary School District GO	4.000%	8/1/2043	6,415	6,532
	Chula Vista Elementary School District GO	4.000%	8/1/2044	1,000	1,011
	Citrus Community College District GO	0.000%	6/1/2034	3,000	2,398
[3]	Clovis CA Sewer Revenue	5.000%	8/1/2027	1,090	1,135
[3]	Clovis CA Sewer Revenue	5.000%	8/1/2031	1,380	1,438
[3]	Clovis CA Sewer Revenue	5.000%	8/1/2033	1,780	1,854
[3]	Clovis CA Sewer Revenue	5.000%	8/1/2034	1,000	1,041
[3]	Clovis CA Sewer Revenue	5.000%	8/1/2035	1,000	1,039
[3]	Clovis CA Sewer Revenue	5.000%	8/1/2036	2,170	2,253
[3]	Clovis CA Sewer Revenue	5.000%	8/1/2037	1,265	1,313
[2]	Clovis Unified School District GO	0.000%	8/1/2026	450	446
[2]	Clovis Unified School District GO	0.000%	8/1/2027	2,000	1,936
[2]	Clovis Unified School District GO	0.000%	8/1/2028	6,705	6,336
[2]	Clovis Unified School District GO	0.000%	8/1/2029	1,115	1,028

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Clovis Unified School District GO	0.000%	8/1/2030	12,330	11,092
	Clovis Unified School District GO	0.000%	8/1/2032	4,185	3,400
	Clovis Unified School District GO	0.000%	8/1/2033	2,700	2,105
	Clovis Unified School District GO	0.000%	8/1/2034	2,015	1,506
	Clovis Unified School District GO	0.000%	8/1/2035	2,780	1,991
	Clovis Unified School District GO	5.250%	8/1/2040	650	717
	Clovis Unified School District GO	5.000%	8/1/2041	1,575	1,792
	Clovis Unified School District GO	5.000%	8/1/2042	1,700	1,917
	Clovis Unified School District GO	5.000%	8/1/2043	2,500	2,787
	Clovis Unified School District GO	5.000%	8/1/2044	3,250	3,580
	Clovis Unified School District GO	5.000%	8/1/2045	3,500	3,820
	Clovis Unified School District GO	5.000%	8/1/2046	3,750	4,056
[4]	Coachella Valley CA Unified School District GO	0.000%	8/1/2034	2,245	1,775
[4]	Coachella Valley CA Unified School District GO	0.000%	8/1/2039	3,405	2,125
	Coachella Valley Water District (Oasis Project) COP	4.000%	8/1/2038	1,505	1,573
	Coachella Valley Water District (Oasis Project) COP	4.000%	8/1/2039	1,595	1,661
	Coachella Valley Water District (Oasis Project) COP	4.000%	8/1/2040	1,150	1,188
	Coachella Valley Water District (Oasis Project) COP	4.000%	8/1/2041	1,700	1,743
	Coast Community College District GO	3.000%	8/1/2038	3,995	3,933
[4]	Coast Unified School District GO	0.000%	8/1/2028	1,000	915
[4]	College of the Sequoias Tulare Area Improvement District No. 3 GO	0.000%	8/1/2040	3,110	1,848
	College of the Sequoias Visalia Area Improvement District No. 2 GO	5.000%	8/1/2044	1,100	1,213
[3]	Colton Joint Unified School District GO	0.000%	8/1/2032	625	526
[3]	Colton Joint Unified School District GO	0.000%	8/1/2034	650	510
[3]	Colton Joint Unified School District GO	0.000%	8/1/2035	325	243
[3]	Colton Joint Unified School District GO	0.000%	8/1/2036	500	355
[3]	Colton Joint Unified School District GO	0.000%	8/1/2037	500	337
[3]	Colton Joint Unified School District GO	0.000%	8/1/2038	600	384
[3]	Colton Joint Unified School District GO	0.000%	8/1/2039	550	334
[3]	Colton Joint Unified School District GO	5.000%	8/1/2042	2,000	2,267
[3]	Colton Joint Unified School District GO	5.000%	8/1/2043	2,000	2,241
[3]	Colton Joint Unified School District GO	0.000%	8/1/2044	750	335
[4]	Commerce Community Development Commission Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/2029	1,595	1,612
[3]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	5.000%	6/1/2026	475	478
[3]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	5.000%	6/1/2027	555	574
[3]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	5.000%	6/1/2028	335	347
[3]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	5.000%	6/1/2029	275	285
[3]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	5.000%	6/1/2031	270	279
[3]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	5.000%	6/1/2032	530	547
[3]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	4.000%	6/1/2033	250	253
[3]	Compton CA Unified School District GO	4.000%	6/1/2030	2,200	2,247
[3]	Compton CA Unified School District GO	4.000%	6/1/2031	2,065	2,108
[3]	Compton CA Unified School District GO	4.000%	6/1/2032	1,995	2,035
[3]	Compton CA Unified School District GO	0.000%	6/1/2033	1,010	810
[4]	Compton Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/2027	2,790	2,904
[4]	Compton Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/2028	2,395	2,560
	Conejo Valley Unified School District GO	3.000%	8/1/2036	5,000	5,050
	Contra Costa Community College District GO	3.000%	8/1/2037	1,370	1,358
	Contra Costa Community College District GO	3.000%	8/1/2038	1,100	1,074
	Contra Costa Community College District GO	5.000%	8/1/2038	3,000	3,449
	Contra Costa Community College District GO	3.000%	8/1/2039	1,000	967
	Contra Costa Community College District GO	5.000%	8/1/2039	3,350	3,832
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue	4.000%	6/1/2039	3,265	3,416
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue	4.000%	6/1/2041	1,795	1,844
	Contra Costa Water District Water Revenue	5.000%	10/1/2040	700	806
	Contra Costa Water District Water Revenue	5.000%	10/1/2041	1,365	1,557
	Contra Costa Water District Water Revenue	5.000%	10/1/2043	750	838
[4]	Corona-Norco Unified School District GO	0.000%	8/1/2026	1,530	1,516
[4]	Corona-Norco Unified School District GO	0.000%	8/1/2027	1,500	1,453
[4]	Corona-Norco Unified School District GO	0.000%	8/1/2028	1,290	1,220
	Corona-Norco Unified School District GO	4.000%	8/1/2035	500	515
	Corona-Norco Unified School District GO	5.000%	8/1/2042	800	921
	Corona-Norco Unified School District GO	5.000%	8/1/2043	700	796
	Corona-Norco Unified School District GO	3.000%	8/1/2044	5,750	4,948
	Corona-Norco Unified School District GO	5.000%	8/1/2044	600	674
	Corona-Norco Unified School District GO	5.000%	8/1/2045	1,200	1,333
	Corona-Norco Unified School District GO	5.000%	8/1/2046	1,220	1,340
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.875%	8/1/2041	1,800	1,741
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.375%	7/1/2043	5,000	4,345
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.650%	12/1/2046	19,560	16,797

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.450%	2/1/2047	6,860	6,061
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.800%	3/1/2047	16,910	13,924
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.350%	4/1/2047	9,450	8,303
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.500%	5/1/2047	2,200	1,918
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	6/1/2048	5,000	3,603
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	2/1/2057	5,525	3,979
	Cupertino CA COP	4.000%	6/1/2030	865	935
	Cypress School District GO	0.000%	8/1/2029	1,845	1,698
[3]	Davis Joint Unified School District GO	3.000%	8/1/2032	4,240	4,282
[3]	Davis Joint Unified School District GO	3.000%	8/1/2033	4,260	4,294
[3]	Davis Joint Unified School District GO	3.000%	8/1/2035	3,660	3,668
[3]	Davis Joint Unified School District GO	3.000%	8/1/2037	1,000	981
	Del Mar Race Track Authority Recreational Revenue	5.000%	10/1/2026	1,475	1,476
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.450%	12/1/2039	1,030	1,032
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	4.850%	12/1/2042	5,500	5,820
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	4.000%	12/1/2049	770	778
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/2050	1,310	1,307
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	5.500%	12/1/2052	4,380	4,655
	Desert Community College District GO	4.000%	8/1/2043	2,000	2,072
	Desert Community College District GO	4.000%	8/1/2044	3,440	3,521
	Desert Community College District GO	4.000%	8/1/2045	5,635	5,706
	Desert Sands Unified School District GO	5.000%	8/1/2035	1,000	1,038
	Desert Sands Unified School District GO	4.000%	8/1/2044	1,205	1,230
[4]	Dinuba Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2031	1,325	1,508
[4]	Dinuba Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2032	1,485	1,718
[4]	Dinuba Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2033	1,560	1,830
	Dixon CA Special Tax Revenue	4.000%	9/1/2026	170	171
	Dixon CA Special Tax Revenue	4.000%	9/1/2027	175	178
	Dixon CA Special Tax Revenue	4.000%	9/1/2028	205	210
	Dixon CA Special Tax Revenue	4.000%	9/1/2029	130	134
	Dixon CA Special Tax Revenue	4.000%	9/1/2030	125	129
	Dixon CA Special Tax Revenue	4.000%	9/1/2033	425	437
	Dixon CA Special Tax Revenue	4.000%	9/1/2036	200	203
	Dixon CA Special Tax Revenue	4.000%	9/1/2040	400	398
[3]	Dixon Unified School District GO	3.000%	8/1/2043	1,000	894
	Dry Creek Joint Elementary School District GO	0.000%	8/1/2036	1,690	1,233
	Dry Creek Joint Elementary School District GO	0.000%	8/1/2038	3,640	2,421
	Dublin CA Special Tax Revenue	3.000%	9/1/2026	300	300
	Dublin CA Special Tax Revenue	4.000%	9/1/2028	240	246
	Dublin CA Special Tax Revenue	4.000%	9/1/2030	305	318
	Dublin CA Special Tax Revenue	4.000%	9/1/2031	135	140
	Dublin CA Special Tax Revenue	3.000%	9/1/2033	595	554
	Dublin CA Special Tax Revenue	2.375%	9/1/2035	590	508
	Dublin CA Special Tax Revenue	2.375%	9/1/2036	735	620
	Dublin CA Special Tax Revenue	2.375%	9/1/2037	785	648
	Dublin Unified School District GO	3.000%	8/1/2041	1,150	1,071
	Dublin Unified School District GO	4.000%	8/1/2046	1,000	1,001
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/2031	1,000	1,044
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/2033	1,300	1,355
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/2034	900	936
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/2035	670	696
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/2036	1,505	1,561
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/2037	1,100	1,139
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2038	4,000	4,606
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2040	1,750	2,083
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2042	1,750	2,041
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2042	1,725	2,011
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2043	1,100	1,268
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2043	2,500	2,882
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2044	1,000	1,139
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2044	1,350	1,538
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2045	850	956
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2045	1,000	1,125
[10]	East Bay Municipal Utility District Water System Water Revenue TOB VRDO	1.800%	3/2/2026	855	855
[4]	East Side Union High School District GO	0.000%	8/1/2027	300	290

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	East Side Union High School District GO	2.000%	8/1/2028	7,260	7,200
	East Side Union High School District GO	2.000%	8/1/2029	7,880	7,751
[4]	East Side Union High School District GO	3.000%	8/1/2029	3,300	3,337
[4]	East Side Union High School District GO	3.000%	8/1/2030	7,255	7,334
[4]	East Side Union High School District GO	3.000%	8/1/2031	7,945	8,021
[4]	East Side Union High School District GO	3.000%	8/1/2032	3,000	3,025
[4]	East Side Union High School District GO	3.000%	8/1/2036	4,000	4,000
	Eastern Municipal Water District Water Revenue VRDO	1.100%	3/2/2026	10,970	10,970
	El Camino Community College District Foundation GO	0.000%	8/1/2032	10,000	8,498
	El Camino Community College District Foundation GO	0.000%	8/1/2033	3,500	2,879
	El Camino Community College District Foundation GO	0.000%	8/1/2034	2,000	1,589
	El Camino Community College District Foundation GO	4.000%	8/1/2041	1,000	1,065
	El Camino Community College District Foundation GO	4.000%	8/1/2042	1,025	1,079
	El Camino Community College District Foundation GO	4.000%	8/1/2043	2,750	2,862
[2]	El Camino Healthcare District GO	0.000%	8/1/2029	2,860	2,632
[2]	El Camino Healthcare District GO	0.000%	8/1/2030	3,740	3,356
[2]	El Camino Healthcare District GO	0.000%	8/1/2031	4,410	3,847
	El Camino Healthcare District GO	4.000%	8/1/2033	3,045	3,078
	El Dorado County CA Special Tax Revenue	4.000%	9/1/2028	1,980	1,982
	El Dorado County CA Special Tax Revenue	4.000%	9/1/2031	690	691
	El Dorado Irrigation District COP	5.000%	3/1/2043	1,000	1,099
	El Dorado Irrigation District COP	5.000%	3/1/2044	1,000	1,092
	El Dorado Irrigation District COP	4.000%	3/1/2046	7,600	7,561
[4]	El Dorado Union High School District GO	5.000%	8/1/2034	2,195	2,279
[4]	El Dorado Union High School District GO	5.000%	8/1/2035	2,280	2,364
[4]	El Monte City CA School District GO	0.000%	8/1/2032	1,000	842
[4,5]	El Monte City CA School District GO	5.000%	8/1/2040	290	335
[4,5]	El Monte City CA School District GO	5.000%	8/1/2042	250	283
[4,5]	El Monte City CA School District GO	5.000%	8/1/2044	265	293
[4,5]	El Monte City CA School District GO	5.000%	8/1/2046	500	540
	El Monte Union High School District GO	4.000%	6/1/2031	100	102
	El Monte Union High School District GO	4.000%	6/1/2032	185	189
	El Monte Union High School District GO	4.000%	6/1/2033	285	290
	El Monte Union High School District GO	4.000%	6/1/2034	345	351
[3]	El Rancho Unified School District GO	5.500%	8/1/2026	435	441
[3]	El Rancho Unified School District GO	5.000%	8/1/2027	110	115
[3]	El Rancho Unified School District GO	5.500%	8/1/2027	375	394
[3]	El Rancho Unified School District GO	5.500%	8/1/2028	375	406
[9]	El Rancho Unified School District GO	0.000%	8/1/2030	475	423
[3]	El Rancho Unified School District GO	5.500%	8/1/2036	350	424
[3]	El Rancho Unified School District GO	5.500%	8/1/2036	525	635
[3]	El Rancho Unified School District GO	5.500%	8/1/2037	320	384
[3]	El Rancho Unified School District GO	5.500%	8/1/2038	225	268
[3]	El Rancho Unified School District GO	5.500%	8/1/2039	300	355
[3]	El Rancho Unified School District GO	5.500%	8/1/2040	625	734
[3]	El Rancho Unified School District GO	5.500%	8/1/2041	600	698
[3]	El Rancho Unified School District GO	5.500%	8/1/2042	1,000	1,155
[3]	El Rancho Unified School District GO	5.500%	8/1/2043	750	859
	El Segundo Unified School District GO	3.000%	8/1/2043	1,000	870
	Elk Grove Finance Authority Special Tax Revenue	4.000%	9/1/2033	1,325	1,328
[4]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/2040	1,195	1,382
[4]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/2043	650	726
[3]	Elk Grove Unified School District COP	3.000%	2/1/2037	700	693
	Elk Grove Unified School District GO	2.000%	8/1/2037	4,335	3,687
	Elk Grove Unified School District GO	2.000%	8/1/2038	5,055	4,175
	Elk Grove Unified School District GO	2.000%	8/1/2039	4,000	3,232
	Elk Grove Unified School District GO	2.000%	8/1/2040	3,735	2,920
	Elk Grove Unified School District GO	4.000%	8/1/2042	9,370	9,531
	Elk Grove Unified School District GO	4.000%	8/1/2043	2,765	2,797
	Escondido Joint Powers Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/2037	1,325	1,362
[4]	Escondido Union High School District GO	0.000%	8/1/2026	2,740	2,715
[4]	Escondido Union High School District GO	0.000%	8/1/2031	4,280	3,755
[4]	Evergreen School District GO	0.000%	8/1/2026	2,200	2,180
	Evergreen School District GO	4.000%	8/1/2035	335	345
[4]	Fairfield CA COP	0.000%	4/1/2033	3,345	2,768
[4]	Fairfield CA COP	0.000%	4/1/2034	940	752
[4]	Fairfield CA COP	0.000%	4/1/2036	3,835	2,832
[4]	Fairfield CA COP	0.000%	4/1/2038	3,845	2,588
	Fairfield CA Water Revenue	5.000%	4/1/2042	4,845	4,938
	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/2036	1,090	1,108

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/2040	285	283
	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/2041	1,145	1,107
	Fairfield-Suisun Unified School District BAN GO	0.000%	2/1/2029	12,000	11,235
	Fairfield-Suisun Unified School District GO	2.000%	8/1/2034	5,195	4,728
	Fairfield-Suisun Unified School District GO	2.000%	8/1/2035	5,500	4,918
	Fairfield-Suisun Unified School District GO	2.000%	8/1/2036	5,770	5,047
	Fairfield-Suisun Unified School District GO	2.000%	8/1/2037	6,095	5,217
[10,13]	FHLMC Multifamily Certificates Revenue TOB VRDO	1.950%	3/2/2026	17,135	17,135
[10,13]	FHLMC Multifamily Certificates Revenue TOB VRDO	1.950%	3/2/2026	18,650	18,650
[13]	FHLMC Multifamily VRD Certificates Local or Guaranteed Housing Revenue	3.050%	4/15/2034	7,050	6,616
[13]	FHLMC Multifamily VRD Certificates Local or Guaranteed Housing Revenue	2.350%	12/15/2035	13,090	11,095
[4]	Folsom Cordova Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/2033	1,205	989
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/2027	75	76
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/2027	485	496
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/2028	150	154
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/2029	170	177
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/2030	100	104
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/2031	100	104
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/2032	100	104
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/2032	1,820	1,872
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/2034	115	119
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/2039	715	767
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/2039	400	433
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/2044	750	777
	Fontana CA Special Tax Revenue	4.000%	9/1/2026	500	503
	Fontana CA Special Tax Revenue	4.000%	9/1/2026	110	111
	Fontana CA Special Tax Revenue	5.000%	9/1/2026	1,725	1,744
	Fontana CA Special Tax Revenue	4.000%	9/1/2027	265	270
	Fontana CA Special Tax Revenue	5.000%	9/1/2027	1,810	1,830
	Fontana CA Special Tax Revenue	4.000%	9/1/2028	270	277
	Fontana CA Special Tax Revenue	5.000%	9/1/2028	1,900	1,921
	Fontana CA Special Tax Revenue	4.000%	9/1/2029	270	279
	Fontana CA Special Tax Revenue	4.000%	9/1/2030	280	292
	Fontana CA Special Tax Revenue	4.000%	9/1/2030	140	145
	Fontana CA Special Tax Revenue	5.000%	9/1/2030	155	168
	Fontana CA Special Tax Revenue	4.000%	9/1/2031	200	208
	Fontana CA Special Tax Revenue	4.000%	9/1/2032	250	259
	Fontana CA Special Tax Revenue	5.000%	9/1/2032	170	188
	Fontana CA Special Tax Revenue	4.000%	9/1/2033	410	422
	Fontana CA Special Tax Revenue	5.000%	9/1/2034	120	133
	Fontana CA Special Tax Revenue	5.000%	9/1/2044	750	785
	Fontana Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2043	1,400	1,589
	Fontana Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2044	1,400	1,567
	Fontana Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	10/1/2030	1,200	1,253
	Fontana Unified School District GO	5.000%	8/1/2042	1,750	2,025
	Fontana Unified School District GO	5.000%	8/1/2043	2,250	2,568
	Fontana Unified School District GO	5.000%	8/1/2044	2,000	2,246
	Fontana Unified School District GO	5.000%	8/1/2045	2,075	2,301
[2]	Foothill-De Anza Community College District GO	0.000%	8/1/2026	1,000	992
[1,2]	Foothill-De Anza Community College District GO	0.000%	8/1/2032	17,000	14,622
[9]	Foothill-De Anza Community College District GO	0.000%	8/1/2033	3,800	3,155
	Foothill-De Anza Community College District GO	3.000%	8/1/2033	600	615
[9]	Foothill-De Anza Community College District GO	0.000%	8/1/2034	10,000	8,031
	Foothill-De Anza Community College District GO	3.000%	8/1/2035	1,000	1,012
	Foothill-De Anza Community College District GO	3.000%	8/1/2038	1,000	989
	Foothill-De Anza Community College District GO	2.125%	8/1/2039	1,165	978
	Foothill-De Anza Community College District GO	3.000%	8/1/2039	1,210	1,182
	Foothill-De Anza Community College District GO	2.125%	8/1/2040	1,000	814
	Foothill-De Anza Community College District GO	3.000%	8/1/2040	1,500	1,429
	Foothill-De Anza Community College District GO	2.250%	8/1/2041	1,000	802
	Foothill-De Anza Community College District GO	5.000%	8/1/2043	3,000	3,429
	Foothill-De Anza Community College District GO	5.000%	8/1/2044	3,150	3,549
	Foothill-De Anza Community College District GO	5.000%	8/1/2045	2,800	3,115
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/2027	700	716
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/2028	825	868
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/2029	390	420
[4]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.300%	1/15/2029	2,000	2,182
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/2030	445	487
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/2031	745	831
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/2032	1,240	1,320

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.625%	1/15/2032	6,500	7,546
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/2033	5,950	4,941
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/2033	1,395	1,479
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/2033	8,856	9,392
[4]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/2034	4,730	3,825
[4]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/2035	2,000	1,560
[4]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/2037	18,000	12,887
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/2043	11,845	11,906
	Foster City CA (Levee Protection Planning & Improvement Project) GO	4.000%	8/1/2032	275	282
	Foster City CA (Levee Protection Planning & Improvement Project) GO	3.000%	8/1/2033	500	503
	Foster City CA (Levee Protection Planning & Improvement Project) GO	3.000%	8/1/2035	535	537
	Foster City CA (Levee Protection Planning & Improvement Project) GO	3.000%	8/1/2038	950	944
	Foster City CA (Levee Protection Planning & Improvement Project) GO	3.000%	8/1/2040	830	803
[4]	Franklin-Mckinley School District GO	0.000%	8/1/2032	3,000	2,437
[4]	Franklin-Mckinley School District GO	0.000%	8/1/2035	1,840	1,333
	Franklin-Mckinley School District GO	4.000%	8/1/2042	1,885	1,941
[13]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	3.350%	11/25/2033	23,042	23,016
[13]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	2.493%	7/25/2035	6,459	5,978
[10,13]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	2.750%	11/25/2035	28,602	26,829
[13]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	2.875%	7/25/2036	28,208	26,829
[13]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	2.250%	9/25/2037	29,001	25,059
[13]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	1.896%	11/25/2037	16,121	13,440
[8,13]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	3.541%	11/25/2038	3,720	3,625
[13]	Freddie Mac Pool	3.550%	11/1/2032	4,544	4,551
[13]	Freddie Mac Pool	3.600%	1/1/2033	900	900
[13]	Freddie Mac Pool	3.180%	9/1/2033	8,675	8,476
[13]	Freddie Mac Pool	3.800%	11/1/2034	1,389	1,399
[13]	Freddie Mac Pool	3.600%	7/1/2040	3,972	3,804
[13]	Freddie Mac Pool	3.200%	9/1/2040	12,025	11,000
[13]	Freddie Mac Pool	3.400%	11/1/2040	9,831	9,334
[13]	Freddie Mac Pool	3.720%	1/1/2041	3,503	3,410
[13]	Freddie Mac Pool	3.850%	7/1/2041	9,873	9,575
[13]	Freddie Mac Pool	4.050%	9/1/2041	4,844	4,882
[13]	Freddie Mac Pool	4.250%	1/1/2042	20,000	20,458
[13]	Freddie Mac Pool	3.750%	7/1/2042	4,321	4,451
	Fremont Public Financing Authority Lease (Abatement) Revenue	4.000%	10/1/2037	2,040	2,099
	Fremont Union High School District GO	5.000%	8/1/2028	750	810
	Fremont Union High School District GO	5.000%	8/1/2029	1,670	1,854
	Fremont Union High School District GO	3.000%	8/1/2036	2,000	2,009
	Fremont Union High School District GO	3.000%	8/1/2039	2,125	2,094
	Fremont Union High School District GO	5.000%	8/1/2040	4,650	5,197
	Fremont Union High School District GO	5.000%	8/1/2041	2,930	3,263
	Fremont Union High School District GO	5.000%	8/1/2041	4,920	5,479
	Fremont Union High School District GO	5.000%	8/1/2042	4,915	5,438
	Fremont Union High School District GO	5.000%	8/1/2043	4,460	4,898
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/2029	1,025	1,057
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/2030	745	768
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/2031	3,045	3,137
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/2032	1,500	1,545
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/2033	500	556
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/2034	500	522
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/2034	2,460	2,529
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/2035	550	571
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/2036	555	574
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/2036	2,055	2,108
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/2037	655	676
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/2037	1,200	1,229
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/2038	585	603
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/2039	620	638
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/2040	550	563
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Public Safety Projects)	5.000%	4/1/2035	500	607
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Public Safety Projects)	5.000%	4/1/2036	580	696
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Public Safety Projects)	5.000%	4/1/2037	500	594
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Public Safety Projects)	5.000%	4/1/2038	620	727
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Public Safety Projects)	5.000%	4/1/2039	680	791
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Public Safety Projects)	5.000%	4/1/2040	845	973
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Public Safety Projects)	5.000%	4/1/2041	800	912
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Public Safety Projects)	5.000%	4/1/2042	1,000	1,128
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Public Safety Projects)	5.000%	4/1/2043	1,630	1,821
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Public Safety Projects)	5.000%	4/1/2044	1,920	2,119

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Public Safety Projects)	5.000%	4/1/2045	1,345	1,468
	Fresno Unified School District GO	4.000%	8/1/2028	385	403
	Fresno Unified School District GO	4.000%	8/1/2029	550	573
	Fresno Unified School District GO	4.000%	8/1/2030	570	594
	Fresno Unified School District GO	4.000%	8/1/2031	485	504
	Fresno Unified School District GO	4.000%	8/1/2032	385	400
	Fresno Unified School District GO	3.000%	8/1/2033	1,000	1,012
	Fresno Unified School District GO	4.000%	8/1/2033	665	689
	Fresno Unified School District GO	3.000%	8/1/2034	1,215	1,224
	Fresno Unified School District GO	4.000%	8/1/2034	450	465
	Fresno Unified School District GO	3.000%	8/1/2035	685	688
	Fresno Unified School District GO	3.000%	8/1/2035	1,600	1,607
	Fresno Unified School District GO	4.000%	8/1/2036	670	692
	Fresno Unified School District GO	3.000%	8/1/2037	1,125	1,123
	Fresno Unified School District GO	3.000%	8/1/2038	1,260	1,243
	Fresno Unified School District GO	4.000%	8/1/2038	1,000	1,027
	Fresno Unified School District GO	5.000%	8/1/2039	900	987
	Fresno Unified School District GO	3.000%	8/1/2040	1,780	1,662
	Fresno Unified School District GO	4.000%	8/1/2041	1,955	1,982
	Fresno Unified School District GO	5.000%	8/1/2041	500	544
	Fresno Unified School District GO	5.000%	8/1/2042	500	541
	Fullerton Joint Union High School District GO	4.000%	8/1/2044	1,000	1,020
[3]	Fullerton Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	9/1/2027	3,225	3,307
[3]	Garden Grove Public Financing Authority Lease (Abatement) Revenue	5.000%	4/1/2041	1,000	1,146
[3]	Garden Grove Public Financing Authority Lease (Abatement) Revenue	5.000%	4/1/2042	1,475	1,676
[3]	Garden Grove Public Financing Authority Lease (Abatement) Revenue	5.000%	4/1/2043	1,000	1,123
[3]	Garden Grove Public Financing Authority Lease (Abatement) Revenue	5.000%	4/1/2044	1,000	1,102
[2]	Gateway CA Unified School District GO	0.000%	8/1/2037	1,745	1,198
	Gavilan Joint Community College District GO	3.000%	8/1/2037	1,000	991
	Gavilan Joint Community College District GO	3.000%	8/1/2038	1,365	1,341
	Gavilan Joint Community College District GO	3.000%	8/1/2039	1,480	1,435
	Gavilan Joint Community College District GO	3.000%	8/1/2040	1,605	1,497
	Glendale CA Electric Power & Light Revenue	5.000%	2/1/2035	1,210	1,212
	Glendale CA Electric Power & Light Revenue	5.000%	2/1/2043	635	700
	Glendale CA Electric Power & Light Revenue	5.000%	2/1/2044	3,040	3,306
	Glendale CA Electric Power & Light Revenue	5.000%	2/1/2044	5,120	5,627
	Glendale CA Electric Power & Light Revenue	5.000%	2/1/2046	6,700	7,204
	Glendale Community College District GO	0.000%	8/1/2026	360	356
	Glendale Community College District GO	0.000%	8/1/2027	515	497
	Glendale Community College District GO	0.000%	8/1/2028	780	732
	Glendale Community College District GO	0.000%	8/1/2029	570	521
	Glendale Community College District GO	0.000%	8/1/2030	910	808
	Glendale Community College District GO	0.000%	8/1/2031	900	775
	Glendale Community College District GO	0.000%	8/1/2032	1,005	837
[4]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/2026	1,500	1,492
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/2026	15,000	15,116
[9]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/2027	10,745	10,462
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/2027	24,625	25,583
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/2028	19,835	21,215
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/2028	6,195	6,626
[9]	Grossmont Healthcare District GO	0.000%	7/15/2032	5,300	4,505
[3,9]	Grossmont Healthcare District GO	0.000%	7/15/2033	4,045	3,327
	Grossmont Healthcare District GO	5.000%	7/15/2039	6,190	7,329
	Grossmont Healthcare District GO	5.000%	7/15/2040	3,710	4,339
	Grossmont Union High School District GO	0.000%	8/1/2027	2,545	2,462
	Grossmont Union High School District GO	0.000%	8/1/2028	3,210	3,028
	Grossmont Union High School District GO	0.000%	8/1/2029	6,965	6,408
[2]	Grossmont Union High School District GO	0.000%	8/1/2030	20,695	18,561
	Grossmont Union High School District GO	0.000%	8/1/2032	5,655	4,778
[4]	Grossmont-Cuyamaca Community College District GO	0.000%	8/1/2028	21,875	20,672
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/2036	1,150	1,222
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/2037	1,175	1,246
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/2038	1,350	1,427
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/2041	625	644
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/2044	3,500	3,629
	Hacienda La Puente County CA Unified School District GO	4.000%	8/1/2040	3,350	3,476
	Hacienda La Puente County CA Unified School District GO	4.000%	8/1/2041	1,800	1,860
	Hacienda La Puente County CA Unified School District GO	4.000%	8/1/2042	2,080	2,131
	Hacienda La Puente County CA Unified School District GO	4.000%	8/1/2043	1,700	1,730
[4]	Hanford Joint Union High School District GO	0.000%	8/1/2034	3,775	2,984

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hartnell CA Community College District GO	0.000%	8/1/2037	1,200	742
	Hartnell CA Community College District GO	3.000%	8/1/2038	380	376
	Hartnell CA Community College District GO	3.000%	8/1/2039	1,680	1,646
	Hartnell CA Community College District GO	3.000%	8/1/2040	635	602
[10]	Hastings Campus Housing Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2045	7,400	7,328
	Hayward CA COP	5.000%	11/1/2027	1,000	1,051
	Hayward CA COP	5.000%	11/1/2028	1,000	1,084
	Hayward CA COP	5.000%	11/1/2029	1,000	1,115
	Hayward CA COP	5.000%	11/1/2030	1,000	1,143
	Hayward CA COP	5.000%	11/1/2031	1,000	1,169
	Hayward CA COP	5.000%	11/1/2032	1,000	1,192
	Hayward CA Sewer Revenue	4.000%	3/1/2043	4,385	4,520
	Hayward CA Sewer Revenue	4.000%	3/1/2044	3,660	3,736
	Hayward Unified School District COP	5.000%	8/1/2035	585	603
	Hayward Unified School District COP	5.000%	8/1/2036	1,360	1,401
	Hayward Unified School District COP	5.000%	8/1/2037	1,000	1,028
	Hayward Unified School District COP	5.000%	8/1/2038	1,000	1,027
	Hayward Unified School District COP	5.000%	8/1/2039	2,035	2,087
	Hayward Unified School District COP	5.250%	8/1/2040	2,295	2,360
	Hayward Unified School District COP	5.250%	8/1/2041	2,575	2,644
	Hayward Unified School District COP	5.250%	8/1/2042	2,875	2,948
[4]	Hayward Unified School District GO	0.000%	8/1/2026	640	634
[4]	Hayward Unified School District GO	0.000%	8/1/2033	1,045	858
[4]	Hayward Unified School District GO	5.000%	8/1/2033	850	931
[4]	Hayward Unified School District GO	0.000%	8/1/2034	1,025	813
[4]	Hayward Unified School District GO	5.000%	8/1/2034	3,000	3,658
[3]	Hayward Unified School District GO	4.000%	8/1/2035	1,830	1,883
[4]	Hayward Unified School District GO	5.000%	8/1/2035	2,750	3,391
[4]	Hayward Unified School District GO	4.000%	8/1/2036	995	1,027
[4]	Hayward Unified School District GO	5.000%	8/1/2036	1,000	1,217
[4]	Hayward Unified School District GO	4.000%	8/1/2037	815	838
[4]	Hayward Unified School District GO	4.000%	8/1/2038	1,540	1,575
[3]	Hayward Unified School District GO	4.000%	8/1/2038	1,000	1,044
[4]	Hayward Unified School District GO	5.000%	8/1/2038	1,000	1,187
[3]	Hayward Unified School District GO	4.000%	8/1/2039	1,125	1,168
[4]	Hayward Unified School District GO	4.000%	8/1/2040	4,435	4,511
[3]	Hayward Unified School District GO	4.000%	8/1/2040	1,345	1,385
[3]	Hayward Unified School District GO	4.000%	8/1/2041	1,350	1,385
[3]	Hayward Unified School District GO	4.000%	8/1/2042	1,325	1,349
[3]	Hayward Unified School District GO	5.000%	8/1/2042	925	1,060
[3]	Hayward Unified School District GO	5.000%	8/1/2043	1,250	1,415
[3]	Hayward Unified School District GO	5.000%	8/1/2044	1,750	1,959
[3]	Hayward Unified School District GO	5.000%	8/1/2045	1,500	1,662
[3]	Hayward Unified School District GO	5.000%	8/1/2046	1,155	1,266
[4]	Hemet Unified School District GO	3.000%	8/1/2032	1,205	1,223
[4]	Hemet Unified School District GO	3.000%	8/1/2033	1,310	1,323
[4]	Hemet Unified School District GO	3.000%	8/1/2035	1,535	1,540
[4]	Hemet Unified School District GO	3.000%	8/1/2036	1,660	1,659
[4]	Hemet Unified School District GO	3.000%	8/1/2038	1,925	1,879
[4]	Hemet Unified School District GO	3.000%	8/1/2040	2,220	2,094
[4]	Hemet Unified School District GO	3.000%	8/1/2041	2,380	2,227
[3]	Hollister Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Hollister Community Development Project)	5.000%	10/1/2027	1,000	1,008
	Hope Elementary School District GO	0.000%	8/1/2029	660	607
	Hope Elementary School District GO	0.000%	8/1/2030	500	448
[2]	Huntington Beach Union High School District GO	0.000%	8/1/2031	11,000	9,625
[2]	Huntington Beach Union High School District GO	0.000%	8/1/2033	11,575	9,507
[1,4]	Huntington Beach Union High School District GO	0.000%	8/1/2034	1,390	1,103
[2]	Huntington Beach Union High School District GO	0.000%	8/1/2035	7,320	5,588
[3]	Imperial Community College District GO	0.000%	8/1/2026	1,005	994
[3]	Imperial Community College District GO	0.000%	8/1/2027	1,580	1,514
[3]	Imperial Community College District GO	0.000%	8/1/2028	1,885	1,747
[3]	Imperial Community College District GO	0.000%	8/1/2029	2,000	1,786
[2]	Imperial Community College District GO	0.000%	8/1/2030	330	294
[4]	Imperial Community College District GO	0.000%	8/1/2033	1,210	984
	Imperial Irrigation District Electric System Electric Power & Light Revenue	4.000%	11/1/2032	2,500	2,565
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2041	1,440	1,681
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2042	1,850	2,134
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2043	1,735	1,978
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2045	880	977

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/2026	185	186
[4,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/2027	185	188
[4,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/2028	270	277
[4,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/2029	305	316
[4,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/2030	285	298
[4,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/2031	220	232
[4,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/2036	600	619
[4,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/2041	1,045	1,071
[3]	Inglewood Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	5/1/2027	500	516
[3]	Inglewood Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	5/1/2029	1,215	1,254
[3]	Inglewood Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	5/1/2030	1,020	1,053
[3]	Inglewood Unified School District GO	4.000%	8/1/2027	250	257
[3]	Inglewood Unified School District GO	5.000%	8/1/2029	350	365
[3]	Inglewood Unified School District GO	5.000%	8/1/2030	400	417
[3]	Inglewood Unified School District GO	5.000%	8/1/2033	500	520
[3]	Inglewood Unified School District GO	5.000%	8/1/2034	600	623
	Inglewood Unified School District GO	5.500%	8/1/2036	1,000	1,255
[3]	Inglewood Unified School District GO	4.000%	8/1/2037	260	263
	Inglewood Unified School District GO	5.500%	8/1/2038	1,225	1,511
	Inglewood Unified School District GO	5.500%	8/1/2039	3,505	4,290
	Inglewood Unified School District GO	5.500%	8/1/2041	4,170	5,036
	Inglewood Unified School District GO	5.500%	8/1/2043	1,700	1,995
	Irvine CA Special Assessment Revenue	4.000%	9/2/2026	500	504
	Irvine CA Special Assessment Revenue	5.000%	9/2/2026	300	304
	Irvine CA Special Assessment Revenue	5.000%	9/2/2027	375	390
	Irvine CA Special Assessment Revenue	4.000%	9/2/2028	1,425	1,481
	Irvine CA Special Assessment Revenue	5.000%	9/2/2028	520	554
	Irvine CA Special Assessment Revenue	5.000%	9/2/2029	500	545
[3]	Irvine CA Special Assessment Revenue	4.000%	9/2/2030	1,300	1,413
	Irvine CA Special Assessment Revenue	5.000%	9/2/2030	330	359
[3]	Irvine CA Special Assessment Revenue	4.000%	9/2/2032	1,000	1,075
[3]	Irvine CA Special Assessment Revenue	4.000%	9/2/2033	275	294
[3]	Irvine CA Special Assessment Revenue	4.000%	9/2/2034	450	479
[3]	Irvine CA Special Assessment Revenue	4.000%	9/2/2035	400	424
[3]	Irvine CA Special Assessment Revenue	4.000%	9/2/2036	250	263
[3]	Irvine CA Special Assessment Revenue	4.000%	9/2/2037	275	287
[3]	Irvine CA Special Assessment Revenue	4.000%	9/2/2038	350	365
[3]	Irvine CA Special Assessment Revenue	4.000%	9/2/2039	500	518
[7]	Irvine CA Special Assessment Revenue VRDO	1.050%	3/2/2026	12,000	12,000
[4]	Irvine CA Special Tax Revenue	5.000%	9/1/2036	125	151
[4]	Irvine CA Special Tax Revenue	5.000%	9/1/2037	330	395
[4]	Irvine CA Special Tax Revenue	5.000%	9/1/2038	250	297
[4]	Irvine CA Special Tax Revenue	5.000%	9/1/2039	250	295
[4]	Irvine CA Special Tax Revenue	5.000%	9/1/2040	300	351
[4]	Irvine CA Special Tax Revenue	5.000%	9/1/2041	225	261
[4]	Irvine CA Special Tax Revenue	5.000%	9/1/2042	350	402
[4]	Irvine CA Special Tax Revenue	5.000%	9/1/2043	600	683
[4]	Irvine CA Special Tax Revenue	5.000%	9/1/2044	600	675
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.000%	5/1/2037	2,750	2,760
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.000%	5/1/2038	2,500	2,509
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.250%	5/1/2043	5,000	5,014
[7]	Irvine Ranch Water District Special Assessment Revenue VRDO	1.100%	3/2/2026	10,870	10,870
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2026	1,295	1,310
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2027	150	155
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2028	525	543
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2029	360	389
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2030	385	397
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2030	200	216
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2031	200	206
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2031	350	377
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2032	450	463
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2032	525	541
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2033	1,085	1,116
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2033	250	257
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2033	410	438
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2035	510	523
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2035	250	265

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2036	350	358
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2036	265	279
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/2037	560	570
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/2038	275	279
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/2039	250	252
[3]	Jefferson Union High School District (Teachers & Staff Housing Project) COP	4.000%	8/1/2029	90	95
[3]	Jefferson Union High School District (Teachers & Staff Housing Project) COP	4.000%	8/1/2030	100	107
[3]	Jefferson Union High School District (Teachers & Staff Housing Project) COP	4.000%	8/1/2031	150	161
[3]	Jefferson Union High School District (Teachers & Staff Housing Project) COP	4.000%	8/1/2032	100	107
[3]	Jefferson Union High School District (Teachers & Staff Housing Project) COP	4.000%	8/1/2033	150	160
[3]	Jefferson Union High School District (Teachers & Staff Housing Project) COP	4.000%	8/1/2034	100	106
[3]	Jefferson Union High School District (Teachers & Staff Housing Project) COP	4.000%	8/1/2035	355	375
[3]	Jefferson Union High School District (Teachers & Staff Housing Project) COP	4.000%	8/1/2036	640	671
[3]	Jefferson Union High School District (Teachers & Staff Housing Project) COP	4.000%	8/1/2040	1,025	1,054
	Jefferson Union High School District GO	4.000%	8/1/2033	200	206
	Jefferson Union High School District GO	4.000%	8/1/2034	125	128
	Jefferson Union High School District GO	3.000%	8/1/2035	150	150
	Jefferson Union High School District GO	3.000%	8/1/2036	250	250
	Jefferson Union High School District GO	5.000%	8/1/2036	300	357
	Jefferson Union High School District GO	3.000%	8/1/2037	275	273
	Jefferson Union High School District GO	5.000%	8/1/2038	135	158
	Jefferson Union High School District GO	5.000%	8/1/2040	340	391
	Jefferson Union High School District GO	5.000%	8/1/2041	1,000	1,138
	Jefferson Union High School District GO	5.000%	8/1/2042	750	846
	Jefferson Union High School District GO	5.000%	8/1/2042	1,075	1,244
	Jefferson Union High School District GO	5.000%	8/1/2043	500	557
	Jefferson Union High School District GO	5.000%	8/1/2043	1,340	1,529
	Jefferson Union High School District GO	5.000%	8/1/2044	750	826
	Jefferson Union High School District GO	5.000%	8/1/2044	1,480	1,664
	Jefferson Union High School District GO	5.000%	8/1/2045	2,000	2,221
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/2028	100	103
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/2030	100	104
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/2033	100	103
[3]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/2028	1,690	1,774
[3]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/2037	605	630
	Kaweah Delta Health Care District Guild Health, Hospital, Nursing Home Revenue	4.000%	6/1/2036	4,930	4,711
	Kaweah Delta Health Care District Guild Health, Hospital, Nursing Home Revenue	4.000%	6/1/2045	3,905	3,178
[2]	Kern Community College District GO	0.000%	11/1/2027	7,375	7,080
[4]	Kern Community College District GO	0.000%	11/1/2029	4,160	3,793
	Kern Community College District GO	5.250%	8/1/2039	1,400	1,616
	Kern Community College District GO	5.250%	8/1/2040	1,200	1,379
	Kern Community College District GO	5.250%	8/1/2041	1,000	1,142
	Kern High School District GO	5.000%	8/1/2028	1,000	1,077
	Kern High School District GO	5.000%	8/1/2029	750	831
	La Canada Unified School District GO	4.000%	8/1/2033	510	529
[3]	La Mesa-Spring Valley School District GO	4.000%	8/1/2029	150	154
[3]	La Mesa-Spring Valley School District GO	4.000%	8/1/2030	200	205
[3]	La Mesa-Spring Valley School District GO	4.000%	8/1/2031	225	230
	La Mesa-Spring Valley School District GO	4.000%	8/1/2042	375	384
	La Mesa-Spring Valley School District GO	4.000%	8/1/2043	500	509
[4]	Lake Elsinore Facilities Financing Authority Successor Agency Special Tax Revenue	5.000%	9/1/2037	1,200	1,430
[4]	Lake Elsinore Facilities Financing Authority Successor Agency Special Tax Revenue	5.000%	9/1/2039	1,000	1,174
[2]	Lake Tahoe Unified School District GO	0.000%	8/1/2027	1,585	1,534
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/2037	500	508
	Lammersville Joint Unified School District Special Tax Revenue	5.000%	9/1/2040	1,300	1,401
	Lammersville Joint Unified School District Special Tax Revenue	5.000%	9/1/2041	1,000	1,067
	Lammersville Joint Unified School District Special Tax Revenue	5.000%	9/1/2046	1,650	1,698
[3,10]	Lancaster CA School District GO TOB VRDO	2.000%	3/2/2026	3,280	3,280
[4]	Lancaster Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Combined Redevelopment Project)	4.000%	8/1/2026	1,355	1,363
[4]	Lancaster Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Combined Redevelopment Project)	4.000%	8/1/2028	1,850	1,864
[4]	Lancaster Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Combined Redevelopment Project)	5.000%	8/1/2030	1,000	1,012
[4]	Lancaster Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Combined Redevelopment Project)	5.000%	8/1/2033	1,200	1,214
	Las Virgenes Unified School District GO	5.000%	8/1/2044	4,425	4,890
	Liberty Union High School District GO	4.000%	8/1/2030	750	768
[4]	Liberty Union High School District GO	0.000%	8/1/2031	4,445	3,887
	Liberty Union High School District GO	4.000%	8/1/2031	565	578

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Liberty Union High School District GO	4.000%	8/1/2032	250	260
	Liberty Union High School District GO	3.000%	8/1/2035	670	672
	Liberty Union High School District GO	3.000%	8/1/2037	825	817
	Liberty Union High School District GO	3.000%	8/1/2038	900	884
	Liberty Union High School District GO	3.000%	8/1/2039	1,000	969
	Liberty Union High School District GO	3.000%	8/1/2040	1,000	933
	Liberty Union High School District GO	3.000%	8/1/2041	1,670	1,537
[4]	Lincoln CA Special Tax Revenue	5.000%	9/1/2026	1,000	1,012
[4]	Lincoln CA Special Tax Revenue	5.000%	9/1/2027	1,040	1,080
[4]	Lincoln CA Special Tax Revenue	5.000%	9/1/2028	1,270	1,358
[4]	Lincoln CA Special Tax Revenue	5.000%	9/1/2029	2,540	2,715
[4]	Lincoln CA Special Tax Revenue	5.000%	9/1/2030	3,305	3,531
[4]	Lincoln CA Special Tax Revenue	5.000%	9/1/2031	3,405	3,637
[4]	Lincoln CA Special Tax Revenue	3.125%	9/1/2033	2,480	2,499
[4]	Lincoln CA Special Tax Revenue	5.000%	9/1/2033	1,625	1,734
[4]	Lincoln CA Special Tax Revenue	3.250%	9/1/2034	1,375	1,386
	Lincoln CA Special Tax Revenue	5.000%	9/1/2040	1,130	1,205
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/2030	100	101
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/2032	350	351
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/2035	325	337
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/2036	485	500
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/2037	525	541
[3]	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/2047	1,130	1,094
	Livermore Valley Water Financing Authority Intergovernmental Agreement Revenue	5.000%	7/1/2032	720	748
	Livermore Valley Water Financing Authority Intergovernmental Agreement Revenue	5.000%	7/1/2033	700	726
	Livermore Valley Water Financing Authority Intergovernmental Agreement Revenue	5.000%	7/1/2035	600	621
[4]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2026	800	802
[4]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/2027	595	611
[4]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/2028	470	490
[4]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/2029	355	375
[4]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2030	645	656
[4]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2031	445	451
[4]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2032	270	273
[4]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2033	230	232
[3]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/2033	670	694
[4]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2036	810	802
[3]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2037	1,000	960
[4]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2037	1,675	1,632
[3]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2038	1,250	1,179
[4]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2039	1,795	1,680
[3]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2040	1,175	1,072
[4]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2041	960	882
[3]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	5.000%	8/1/2045	1,915	2,083
[4]	Lodi Public Financing Authority Intergovernmental Agreement Revenue	5.000%	9/1/2028	1,330	1,428
[4]	Lodi Public Financing Authority Intergovernmental Agreement Revenue	5.000%	9/1/2029	700	750
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/2027	140	147
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/2030	5,680	6,402
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/2032	3,445	4,025
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/2035	3,015	3,517
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/2037	17,245	21,023
[8]	Long Beach Bond Finance Authority Natural Gas Revenue, 67% of TSFR3M + 1.430%	4.052%	11/15/2026	10,010	10,047
[4]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/2033	500	588
[4]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/2034	500	584
[4]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/2035	500	581
[4]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/2035	575	669
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/2038	1,225	1,315
	Long Beach Community College District GO	4.000%	8/1/2031	1,230	1,262
	Long Beach Community College District GO	4.000%	8/1/2034	600	611
	Long Beach Community College District GO	4.000%	8/1/2035	705	727
	Long Beach Community College District GO	3.000%	8/1/2037	2,860	2,814
	Long Beach Community College District GO	3.000%	8/1/2038	3,160	3,024
	Long Beach Community College District GO	3.000%	8/1/2039	3,395	3,190
	Long Beach Community College District GO	3.000%	8/1/2039	1,115	1,048
	Long Beach Community College District GO	3.000%	8/1/2040	1,500	1,369
	Long Beach Community College District GO	3.000%	8/1/2040	3,810	3,476
	Long Beach Community College District GO	3.000%	8/1/2041	2,460	2,224
	Long Beach Community College District GO	3.000%	8/1/2041	2,165	1,957
[4]	Long Beach Community College District GO, ETM	0.000%	6/1/2029	960	891
	Long Beach Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	8/1/2026	150	151
	Long Beach Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	8/1/2027	150	154

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Long Beach Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	8/1/2029	200	211
	Long Beach Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	8/1/2030	200	214
	Long Beach Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	8/1/2031	230	246
	Long Beach Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	8/1/2032	375	400
	Long Beach Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	8/1/2034	350	371
[4]	Long Beach Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	8/1/2037	400	416
[4]	Long Beach Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	8/1/2038	430	445
[4]	Long Beach Unified School District GO	0.000%	8/1/2026	1,450	1,436
[4]	Long Beach Unified School District GO	0.000%	8/1/2030	4,260	3,817
[4]	Long Beach Unified School District GO	0.000%	8/1/2031	2,890	2,517
[4]	Long Beach Unified School District GO	0.000%	8/1/2032	2,290	1,933
[4]	Long Beach Unified School District GO	0.000%	8/1/2033	5,250	4,299
	Long Beach Unified School District GO	3.000%	8/1/2035	1,140	1,148
	Long Beach Unified School District GO	3.000%	8/1/2036	2,080	2,087
	Long Beach Unified School District GO	3.000%	8/1/2039	2,840	2,753
	Long Beach Unified School District GO	3.000%	8/1/2040	3,105	2,895
	Long Beach Unified School District GO	3.000%	8/1/2042	3,000	2,685
	Los Alamitos Unified School District GO	0.000%	8/1/2029	800	737
	Los Alamitos Unified School District GO	0.000%	8/1/2031	550	480
	Los Alamitos Unified School District GO	0.000%	8/1/2034	1,925	1,522
	Los Angeles CA Community College District GO	5.000%	8/1/2027	615	643
	Los Angeles CA Community College District GO	5.000%	8/1/2029	8,000	8,891
	Los Angeles CA Community College District GO	5.000%	8/1/2030	7,500	8,566
	Los Angeles CA Community College District GO	4.000%	8/1/2031	8,575	8,783
	Los Angeles CA Community College District GO	5.000%	8/1/2031	7,500	8,768
	Los Angeles CA Community College District GO	4.000%	8/1/2033	1,925	1,963
	Los Angeles CA Community College District GO	4.000%	8/1/2034	3,500	3,560
	Los Angeles CA Community College District GO	4.000%	8/1/2035	4,065	4,129
	Los Angeles CA Community College District GO	3.000%	8/1/2039	715	706
	Los Angeles CA County Community Facilities District No. 2021-01 Special Tax Revenue	5.000%	9/1/2039	850	924
	Los Angeles CA County Community Facilities District No. 2021-01 Special Tax Revenue	5.000%	9/1/2042	1,500	1,581
	Los Angeles CA County Community Facilities District No. 2021-01 Special Tax Revenue	5.000%	9/1/2044	1,400	1,468
	Los Angeles CA Unified School District COP	5.000%	10/1/2027	810	849
	Los Angeles CA Unified School District COP	5.000%	10/1/2028	1,705	1,837
	Los Angeles CA Unified School District COP	5.000%	10/1/2029	2,325	2,576
[3]	Los Angeles CA Unified School District COP	4.000%	10/1/2033	520	562
	Los Angeles CA Unified School District COP, ETM	5.000%	10/1/2027	1,190	1,249
	Los Angeles CA Unified School District COP, ETM	5.000%	10/1/2028	2,495	2,695
	Los Angeles CA Unified School District COP, ETM	5.000%	10/1/2029	3,400	3,775
	Los Angeles CA Unified School District GO	5.000%	7/1/2028	4,395	4,721
[3]	Los Angeles CA Unified School District GO	5.000%	7/1/2032	3,000	3,163
	Los Angeles CA Unified School District GO	5.000%	7/1/2032	14,780	17,528
[3]	Los Angeles CA Unified School District GO	5.000%	7/1/2033	5,080	5,352
	Los Angeles CA Unified School District GO	5.000%	7/1/2033	20,000	24,194
	Los Angeles CA Unified School District GO	3.000%	1/1/2034	10,000	10,074
[3]	Los Angeles CA Unified School District GO	5.000%	7/1/2034	10,000	10,526
	Los Angeles CA Unified School District GO	5.000%	7/1/2034	13,000	15,982
	Los Angeles CA Unified School District GO	4.000%	7/1/2035	3,075	3,278
[3]	Los Angeles CA Unified School District GO	5.000%	7/1/2035	10,000	10,511
	Los Angeles CA Unified School District GO	4.000%	7/1/2036	3,400	3,600
	Los Angeles CA Unified School District GO	4.000%	7/1/2036	2,600	2,802
[3]	Los Angeles CA Unified School District GO	5.000%	7/1/2036	5,600	5,874
	Los Angeles CA Unified School District GO	4.000%	7/1/2037	8,190	8,613
[3]	Los Angeles CA Unified School District GO	5.000%	7/1/2037	5,870	6,146
	Los Angeles CA Unified School District GO	5.000%	7/1/2037	1,000	1,046
	Los Angeles CA Unified School District GO	5.000%	7/1/2037	10,000	12,185
	Los Angeles CA Unified School District GO	4.000%	7/1/2038	10,375	10,845
[3]	Los Angeles CA Unified School District GO	5.000%	7/1/2038	5,120	5,351
	Los Angeles CA Unified School District GO	5.000%	7/1/2038	4,000	4,180
	Los Angeles CA Unified School District GO	5.000%	7/1/2038	2,480	2,862
	Los Angeles CA Unified School District GO	4.000%	7/1/2039	4,000	4,157
	Los Angeles CA Unified School District GO	4.000%	7/1/2039	4,070	4,230
	Los Angeles CA Unified School District GO	4.000%	7/1/2039	10,000	10,519
	Los Angeles CA Unified School District GO	5.000%	7/1/2039	3,750	4,299
	Los Angeles CA Unified School District GO	5.000%	7/1/2039	15,350	18,324
	Los Angeles CA Unified School District GO	4.000%	7/1/2040	2,275	2,351
	Los Angeles CA Unified School District GO	4.000%	7/1/2040	4,100	4,236
	Los Angeles CA Unified School District GO	4.000%	7/1/2040	4,050	4,227
	Los Angeles CA Unified School District GO	5.000%	7/1/2040	1,500	1,705
	Los Angeles CA Unified School District GO	4.000%	7/1/2041	5,465	5,670

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles CA Unified School District GO	5.000%	7/1/2041	1,335	1,511
	Los Angeles CA Unified School District GO	5.000%	7/1/2041	3,000	3,446
	Los Angeles CA Unified School District GO	5.000%	7/1/2042	2,975	3,336
	Los Angeles CA Unified School District GO	5.000%	7/1/2043	2,000	2,252
	Los Angeles CA Unified School District GO	4.000%	7/1/2044	9,040	9,125
	Los Angeles CA Unified School District GO	4.000%	7/1/2044	3,355	3,387
	Los Angeles CA Unified School District GO	5.000%	7/1/2044	1,800	2,019
	Los Angeles CA Unified School District GO	5.000%	7/1/2044	5,000	5,638
	Los Angeles CA Unified School District GO	5.000%	7/1/2045	1,000	1,108
	Los Angeles CA Unified School District GO	5.000%	7/1/2045	5,000	5,563
	Los Angeles CA Unified School District GO	4.000%	7/1/2046	5,000	5,009
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2034	2,385	2,474
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2035	2,840	2,942
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2035	2,985	3,092
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2036	3,000	3,103
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2036	6,250	6,464
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2036	10,000	12,369
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2037	7,000	7,229
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2037	3,675	3,795
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2037	8,580	10,515
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2043	5,320	5,527
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2043	3,000	3,433
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2043	6,000	6,876
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2044	4,785	5,402
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2044	10,000	11,306
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2045	3,000	3,344
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2045	10,000	11,165
[7,10]	Los Angeles California Multifamily Mortgage Revenue TOB VRDO	2.060%	3/5/2026	27,750	27,750
	Los Angeles County Development Authority Local or Guaranteed Housing Revenue PUT	3.750%	12/1/2026	1,500	1,501
	Los Angeles County Development Authority Local or Guaranteed Housing Revenue PUT	3.350%	9/1/2029	6,355	6,469
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/2036	1,450	1,552
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/2037	1,335	1,425
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2033	5,000	5,203
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2034	7,750	8,029
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2034	5,000	5,201
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2035	5,000	5,195
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2035	24,690	25,654
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2036	1,500	1,588
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2036	3,000	3,335
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2036	5,000	5,186
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2036	21,145	21,934
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2037	6,625	6,976
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2037	6,980	7,537
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2037	6,350	7,040
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2037	6,190	6,555
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2038	1,190	1,232
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2038	1,755	1,817
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2039	5,205	5,518
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2039	2,410	2,713
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2039	7,555	7,805
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2040	2,000	2,235
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2042	1,720	1,765
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2042	3,800	3,900
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2032	865	961
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2033	910	1,009
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2034	2,000	2,208
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2034	955	1,054
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2035	2,050	2,253
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2035	1,005	1,104
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2036	2,090	2,284
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2036	1,055	1,153
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2037	2,530	2,639
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2037	3,745	4,073
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2037	1,110	1,207
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2038	3,925	4,250
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2038	1,165	1,262
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2038	1,800	2,037
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2038	1,460	1,653
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2039	3,785	3,912
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2039	4,345	4,691

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2039	1,225	1,322
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2039	1,500	1,690
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2039	1,660	1,999
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2040	1,180	1,213
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2040	1,290	1,387
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2040	4,000	4,679
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2040	1,685	1,999
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2041	3,425	4,033
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/2041	1,115	1,318
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2042	9,790	11,244
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2042	8,705	10,125
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2043	10,440	10,583
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2043	8,020	9,112
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2043	3,130	3,598
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2044	5,000	5,291
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2044	4,555	5,151
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/2044	5,000	5,698
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2045	12,000	13,392
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2046	6,735	6,740
Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Long Beach Project Area)	5.000%	8/1/2033	2,465	2,468
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2027	1,000	1,056
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2028	920	1,000
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2029	120	134
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2035	2,000	2,299
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue	3.125%	10/1/2036	350	346
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2030	675	701
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2033	1,800	1,866
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2034	1,955	2,025
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2035	1,000	1,085
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2035	1,850	1,914
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2035	7,685	8,494
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2035	250	298
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2036	2,275	2,351
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2036	3,000	3,261
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2036	2,750	2,953
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2036	14,040	15,456
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2036	795	916
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2037	2,500	2,580
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2037	3,525	3,774
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2037	8,425	9,236
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2038	18,065	18,831
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2038	3,185	3,400
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2038	5,800	6,336
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2038	3,140	3,526
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2038	2,300	2,620
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2038	615	717
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2039	6,155	6,381
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2039	4,190	4,410
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2039	14,255	15,522
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2039	2,565	2,732
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2039	2,500	2,792
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2039	3,090	3,503
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2040	1,810	1,866
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2040	1,345	1,404
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2040	4,500	4,884
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2040	3,000	3,385
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2041	2,000	2,078
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2041	8,080	8,924
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2041	2,640	2,958
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2041	3,285	3,860
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2042	1,000	1,027
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2042	2,500	2,782
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2042	5,750	6,687
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2043	3,825	4,392
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2044	4,775	5,426
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2045	1,395	1,498
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2045	3,825	4,276
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	185	192
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	6,120	6,349

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	1,360	1,444
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	2,000	2,124
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	6,385	6,780
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,095	1,190
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,155	1,241
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	435	473
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	870	946
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,185	1,288
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,145	1,245
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	8,520	9,465
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	930	986
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	1,325	1,472
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	38,630	42,441
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	4,000	4,444
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,655	1,872
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	3,140	3,551
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,360	1,538
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	400	452
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	6,785	7,673
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	6,175	6,983
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	340	368
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	6,095	7,008
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	1,710	1,966
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	1,500	1,725
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	8,115	9,331
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	1,900	2,185
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	1,075	1,121
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	150	153
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	580	670
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	1,525	1,778
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	9,670	11,273
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	1,900	2,215
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	9,160	10,679
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	22,185	25,863
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	1,540	1,603
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	9,595	10,091
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	845	962
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	2,235	2,280
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	13,905	16,382
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	1,860	2,080
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	615	688
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	720	827
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	895	1,037
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	4,640	5,467
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	6,510	6,831
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	2,100	2,182
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	1,325	1,474
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	8,195	9,271
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	1,845	2,122
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	2,090	2,442
[3]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	1,000	1,182
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	1,595	1,892
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	4,950	5,872
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	3,100	3,244
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	20,680	21,442
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	105	116
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	830	964
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	3,235	3,759
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	5,000	5,895
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	26,070	26,974
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	425	468
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	6,405	7,271
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	2,775	3,127
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	1,030	1,178
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	160	164
[3]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	1,000	1,164
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	4,500	5,253
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	5,575	5,758
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	1,460	1,533
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	100	102

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	7,990	8,456
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	1,365	1,495
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	1,850	2,056
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	755	833
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	1,645	1,854
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	755	786
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	670	765
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	1,750	1,986
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	955	1,046
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	4,115	4,762
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	395	413
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	2,000	2,147
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	5,600	6,098
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	3,160	3,489
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	3,525	3,865
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	1,275	1,388
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	1,515	1,706
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	2,280	2,567
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	645	731
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	1,310	1,456
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	2,570	2,875
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	640	721
[3]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	1,000	1,144
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2039	875	890
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	23,000	24,602
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	3,000	3,253
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	4,790	5,263
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	1,160	1,266
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	1,795	2,009
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	9,580	10,910
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	13,930	15,865
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	26,795	28,768
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	10,660	11,665
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	7,010	7,623
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	18,565	20,559
[3]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	1,250	1,413
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	15,000	16,987
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	2,345	2,391
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	12,265	12,418
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	9,000	9,455
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	2,150	2,311
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	8,340	9,068
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	2,775	3,000
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	4,775	5,250
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	800	880
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	2,435	2,692
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	1,570	1,735
[3]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	1,000	1,121
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	9,240	10,372
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	6,235	6,999
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	3,160	3,261
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	200	216
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	6,430	7,009
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	1,365	1,488
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	1,500	1,643
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	1,305	1,436
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	4,495	4,993
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	2,155	2,329
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	13,630	14,794
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	1,030	1,118
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	5,665	6,227
[3]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2044	2,250	2,518
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	2,300	2,476
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	8,070	8,785
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	6,375	6,940
[3]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2045	2,000	2,214
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	14,045	14,737
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	5,825	6,292
[3]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2046	1,500	1,651
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2049	320	329

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2026	25	25
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2026	290	291
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2026	3,080	3,106
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2026	1,255	1,265
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2027	110	113
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	25	26
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	1,005	1,042
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	285	295
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	25	26
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	1,095	1,135
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	825	855
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	85	88
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2028	2,335	2,425
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	640	680
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	465	494
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	1,870	1,986
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	315	335
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	380	404
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	395	419
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	390	399
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	1,150	1,221
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	735	771
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2029	1,575	1,658
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	2,185	2,375
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	1,255	1,364
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	1,405	1,527
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	45	49
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	1,015	1,103
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	670	685
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	2,130	2,315
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	685	727
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	1/1/2030	32,665	35,503
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2030	740	788
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	295	313
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	2,330	2,588
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	1,110	1,233
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	105	107
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	280	311
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	3,230	3,384
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	790	878
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	420	467
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	1,430	1,617
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	1,065	1,204
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	1,540	1,741
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	1,735	1,962
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	1,735	1,773
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	445	466
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	1,340	1,419
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	870	984
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	1,425	1,639
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	225	256
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	275	316
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	1,920	2,208
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	635	649
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	1,210	1,263
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	1,055	1,114
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	1,215	1,343
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	345	385
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	970	1,115
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	3,420	3,932
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	1,955	1,996
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	305	321
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	35	41
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	4,775	5,567
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	3,095	3,409
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	340	386
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	1,255	1,437
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	1,600	1,865
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	580	605
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	1,800	2,098

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	3,665	4,273
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	830	847
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	2,375	2,498
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	1,205	1,396
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	1,120	1,229
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	1,195	1,361
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	415	485
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	70	78
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	630	717
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	245	255
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	1,300	1,532
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	1,470	1,732
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	7,370	8,683
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	375	382
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	220	231
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	3,110	3,428
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	955	1,043
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	670	771
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	3,790	4,394
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	15	17
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	1,675	1,957
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	580	656
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	405	458
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	150	156
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	1,265	1,501
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	5,180	6,144
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	5,755	5,857
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	95	103
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	1,325	1,480
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	1,245	1,356
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	585	659
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	2,795	3,223
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	50	58
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	190	209
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	1,160	1,307
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	1,620	1,854
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	620	643
[3]	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	5,000	5,918
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	1,330	1,388
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	5,720	5,813
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	185	191
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	240	260
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	1,325	1,471
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	240	260
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	790	884
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	1,755	1,917
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	1,290	1,464
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	1,820	2,081
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	785	904
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	2,935	3,283
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	7,315	8,540
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	495	516
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	155	160
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	3,460	3,818
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	5,930	6,591
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	790	852
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	2,270	2,523
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	430	485
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	170	193
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	4,660	5,324
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	8,735	10,109
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	3,935	4,224
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	2,225	2,440
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	585	646
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	890	983
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	50	56
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	720	816
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	40	43
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	1,090	1,219
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	110	113

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	14,125	16,195
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	7,305	7,814
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	1,900	2,046
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	7,455	8,138
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	1,280	1,369
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	2,930	3,260
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	635	698
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	1,755	1,964
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	2,435	2,675
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	1,990	2,241
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	4,595	5,233
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	11,950	12,745
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	2,000	2,175
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	1,125	1,200
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	250	253
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	1,985	2,172
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	3,565	3,901
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	5,075	5,620
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	2,390	2,662
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	3,390	3,797
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	1,080	1,160
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	4,480	5,073
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	17,905	19,357
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	10,015	10,889
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	5,210	5,665
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	4,335	4,766
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	930	1,033
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	3,270	3,615
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	1,410	1,455
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	3,470	3,744
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	5,045	5,499
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	1,420	1,532
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	1,240	1,272
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	2,315	2,548
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	2,950	3,277
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2044	4,715	5,140
[3]	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2044	5,485	6,051
	Los Angeles Department of Water & Power Water System Water Revenue	5.250%	7/1/2044	25	25
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2045	3,785	4,120
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2047	4,385	4,554
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	3.750%	4/1/2034	1,750	1,813
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	3.750%	4/1/2034	5,575	5,748
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	3.750%	4/1/2034	2,091	2,170
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	3.950%	12/1/2039	8,630	8,824
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	4.150%	12/1/2044	3,295	3,240
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue PUT	3.250%	2/1/2028	1,750	1,771
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue PUT	3.000%	7/1/2029	10,000	10,095
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2034	2,694	3,022
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2035	2,130	2,379
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2036	2,500	3,040
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2036	2,417	2,690
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2037	2,500	3,012
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2037	4,468	4,949
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2038	2,045	2,444
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2038	3,581	3,950
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2039	2,930	3,459
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2040	2,855	3,336
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2040	1,985	2,161
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2041	2,935	3,410
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2042	6,810	7,830
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2043	13,770	15,610
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2044	18,090	20,135
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2045	18,555	20,383
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2046	26,620	28,985
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment & Real Project)	5.000%	5/1/2027	1,550	1,605
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment & Real Project)	5.000%	5/1/2028	1,700	1,810
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment & Real Project)	5.000%	5/1/2029	1,625	1,777
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment & Real Project)	5.000%	11/1/2040	5,000	5,531
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment & Real Project)	5.000%	5/1/2043	1,000	1,109
[10]	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue TOB VRDO	1.350%	3/2/2026	18,335	18,335

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[10]	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue TOB VRDO	1.350%	3/2/2026	16,000	16,000
[10]	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue TOB VRDO	1.930%	3/5/2026	10,050	10,050
	Los Rios Community College District GO	5.000%	8/1/2030	1,140	1,191
	Los Rios Community College District GO	4.000%	8/1/2031	3,080	3,152
	Los Rios Community College District GO	4.000%	8/1/2032	3,135	3,206
	Los Rios Community College District GO	3.000%	8/1/2035	1,035	1,043
	Lowell Joint School District GO	5.000%	8/1/2037	1,000	1,112
	Lowell Joint School District GO	3.000%	8/1/2040	1,365	1,247
[4]	Madera Unified School District (2018 School Facilities Project) COP	5.000%	9/1/2039	750	859
[4]	Madera Unified School District (2018 School Facilities Project) COP	5.000%	9/1/2040	900	1,024
[4]	Madera Unified School District (2018 School Facilities Project) COP	5.000%	9/1/2041	1,500	1,691
[4]	Madera Unified School District (2018 School Facilities Project) COP	5.000%	9/1/2042	1,000	1,117
[4]	Madera Unified School District (2018 School Facilities Project) COP	5.000%	9/1/2043	1,000	1,107
[4]	Madera Unified School District (2018 School Facilities Project) COP	5.000%	9/1/2044	275	301
[2]	Madera Unified School District GO	0.000%	5/1/2030	3,000	2,705
[2]	Mammoth CA Unified School District GO	0.000%	8/1/2026	1,250	1,237
[2]	Manhattan Beach Unified School District GO	0.000%	9/1/2026	2,160	2,137
	Manhattan Beach Unified School District GO	0.000%	9/1/2028	2,220	2,101
	Manhattan Beach Unified School District GO	0.000%	9/1/2031	965	849
[3]	Manteca Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	10/1/2027	265	272
[3]	Manteca Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	10/1/2028	375	391
[3]	Manteca Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	10/1/2029	350	371
[3]	Manteca Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	10/1/2030	325	348
[3]	Manteca Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	10/1/2032	550	586
[3]	Manteca Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	10/1/2039	1,110	1,140
[2]	Manteca Unified School District GO	0.000%	8/1/2028	3,180	3,004
[2]	Manteca Unified School District GO	0.000%	8/1/2033	5,435	4,461
[2]	Manteca Unified School District GO	0.000%	8/1/2034	5,425	4,300
	Manteca Unified School District GO	5.000%	8/1/2034	250	308
	Manteca Unified School District GO	5.000%	8/1/2035	250	312
	Manteca Unified School District GO	5.250%	8/1/2044	1,000	1,153
	Manteca Unified School District GO	5.250%	8/1/2045	2,045	2,328
	Marin Community College District GO, Prere.	4.000%	8/1/2026	1,000	1,009
	Marin Community College District GO, Prere.	4.000%	8/1/2026	1,000	1,009
	Marin Community College District GO, Prere.	4.000%	8/15/2027	800	825
	Marin Community College District GO, Prere.	4.000%	8/15/2027	7,660	7,900
	Marin Community College District GO, Prere.	4.000%	8/15/2027	2,945	3,037
	Marin Community College District GO, Prere.	4.000%	8/15/2027	1,900	1,959
	Marin Community College District GO, Prere.	4.000%	8/15/2027	3,030	3,125
	Marin Healthcare District GO	5.000%	8/1/2041	9,000	9,212
	Marina Coast Water District COP	4.000%	6/1/2044	1,160	1,177
	Marina Coast Water District COP	4.000%	6/1/2045	1,660	1,671
[3]	Mendocino-Lake Community College District GO	3.000%	8/1/2041	1,475	1,355
	Menifee CA Special Tax Revenue	5.000%	9/1/2038	500	542
	Menifee CA Special Tax Revenue	5.000%	9/1/2039	820	881
	Menifee CA Special Tax Revenue	3.000%	9/1/2042	550	455
	Menifee CA Special Tax Revenue	5.000%	9/1/2043	600	633
	Menifee Union School District Special Tax Revenue	4.000%	9/1/2036	500	507
	Menifee Union School District Special Tax Revenue	4.000%	9/1/2041	800	799
[4]	Menlo Park Community Development Agency Successor Agency Tax Increment/Allocation Revenue (Las Pulgas Community Development Project)	5.000%	10/1/2026	1,035	1,037
[4]	Menlo Park Community Development Agency Successor Agency Tax Increment/Allocation Revenue (Las Pulgas Community Development Project)	5.000%	10/1/2027	1,250	1,253
	Mid-Peninsula Water District (2025 Financing Project) COP	4.000%	12/1/2043	1,000	1,018
	Milpitas CA Unified School District GO	3.000%	8/1/2035	1,895	1,918
	Miracosta Community College District GO	2.000%	8/1/2039	2,235	1,833
	Miracosta Community College District GO	2.000%	8/1/2040	2,000	1,588
	Modesto CA Special Tax Revenue	5.000%	9/1/2029	1,570	1,573
	Modesto CA Special Tax Revenue	5.000%	9/1/2030	1,700	1,703
[4]	Modesto CA Water Revenue COP VRDO	1.600%	3/5/2026	9,000	9,000
	Modesto High School District GO	5.000%	8/1/2036	350	433
	Modesto High School District GO	5.000%	8/1/2037	300	368
	Modesto High School District GO	5.000%	8/1/2040	505	573
	Modesto High School District GO	5.000%	8/1/2041	710	800
	Modesto High School District GO	5.000%	8/1/2042	840	939
	Modesto High School District GO	5.000%	8/1/2042	750	874
	Modesto High School District GO	5.000%	8/1/2043	1,185	1,313
	Modesto High School District GO	5.000%	8/1/2043	775	893
	Modesto High School District GO	5.000%	8/1/2044	650	737
	Modesto High School District GO	5.000%	8/1/2045	1,000	1,119

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/2031	1,200	1,306
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/2037	2,360	2,520
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/2038	2,015	2,144
	Montclair Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	10/1/2031	660	698
[2]	Montebello Unified School District GO	0.000%	8/1/2026	1,000	990
	Monterey Park Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/2041	1,200	1,233
	Monterey Peninsula Community College District GO	4.000%	8/1/2041	475	494
	Monterey Peninsula Community College District GO	4.000%	8/1/2042	440	454
	Monterey Peninsula Community College District GO	4.000%	8/1/2043	880	901
	Monterey Peninsula Community College District GO	4.000%	8/1/2044	700	711
	Monterey Peninsula Community College District GO	4.000%	8/1/2045	775	780
	Monterey Peninsula Unified School District GO	4.000%	8/1/2042	3,000	3,102
	Moreland School District GO	3.875%	8/1/2030	950	983
	Moreland School District GO	5.000%	8/1/2037	1,805	2,207
	Moreland School District GO	5.000%	8/1/2038	2,015	2,435
	Moreland School District GO	5.000%	8/1/2040	1,685	1,982
[3]	Moreno Valley CA Unified School District GO	4.000%	8/1/2037	365	387
[3]	Moreno Valley CA Unified School District GO	4.000%	8/1/2039	1,470	1,534
[3]	Moreno Valley CA Unified School District GO	4.000%	8/1/2040	825	854
[3]	Moreno Valley CA Unified School District GO	5.000%	8/1/2040	650	764
[3]	Moreno Valley CA Unified School District GO	4.000%	8/1/2041	1,620	1,669
[3]	Moreno Valley CA Unified School District GO	5.250%	8/1/2041	775	916
[3]	Moreno Valley CA Unified School District GO	5.250%	8/1/2042	1,000	1,168
[3]	Moreno Valley CA Unified School District GO	5.250%	8/1/2043	1,250	1,441
[3]	Moreno Valley CA Unified School District GO	5.250%	8/1/2044	2,000	2,276
[3]	Moreno Valley CA Unified School District GO	5.250%	8/1/2045	1,300	1,460
	Moreno Valley Community Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	8/1/2029	1,220	1,271
	Moreno Valley Community Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	8/1/2032	1,020	1,058
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/2026	930	941
[4]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/2026	200	203
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/2027	1,010	1,042
[4]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/2027	225	234
[4]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/2028	250	267
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/2029	1,185	1,222
[4]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/2029	425	464
[4]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/2030	850	948
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/2031	1,390	1,433
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/2035	920	948
[4]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/2036	575	672
[4]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/2037	1,500	1,739
[4]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/2040	600	681
	Morgan Hill Unified School District GO	4.000%	8/1/2032	400	409
	Morgan Hill Unified School District GO	4.000%	8/1/2033	200	204
	Morongo Unified School District GO	5.000%	8/1/2043	1,080	1,219
	Morongo Unified School District GO	5.000%	8/1/2044	500	557
	Morongo Unified School District GO	5.000%	8/1/2045	400	441
	Morongo Unified School District GO	5.000%	8/1/2047	1,000	1,083
	Mount Diablo CA Unified School District GO	5.000%	8/1/2031	400	467
	Mount Diablo CA Unified School District GO	5.000%	8/1/2032	625	745
	Mount Diablo CA Unified School District GO	5.000%	8/1/2032	750	894
	Mount Diablo CA Unified School District GO	5.000%	8/1/2033	545	661
	Mount Diablo CA Unified School District GO	5.000%	8/1/2034	525	647
	Mount Diablo CA Unified School District GO	5.000%	8/1/2035	485	605
	Mount Diablo CA Unified School District GO	5.000%	8/1/2035	725	904
	Mount San Jacinto Community College District GO	4.000%	8/1/2037	3,290	3,365
	Mount San Jacinto Community College District GO	3.000%	8/1/2038	2,000	1,981
	Mountain House Community Facilities District Special Tax Revenue	4.250%	9/1/2035	400	413
	Mountain House Community Facilities District Special Tax Revenue	5.000%	9/1/2040	500	532
	Mountain House Community Facilities District Special Tax Revenue	5.000%	9/1/2045	875	894
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2026	290	294
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2027	360	370
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2028	430	448
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2029	450	475
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2029	215	227
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2030	550	588
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2030	330	353
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2031	575	617
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2031	400	429
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2032	400	428
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2033	325	346

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2034	300	317
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2035	325	342
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2035	1,000	1,051
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2036	315	330
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2037	300	312
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2038	300	311
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2039	275	284
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2040	5,320	5,471
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2040	350	360
	Mountain View Los Altos CA Union High School District GO	0.000%	8/1/2026	3,500	3,469
	Mountain View Los Altos CA Union High School District GO	1.750%	8/1/2033	3,000	2,717
	Mountain View Los Altos CA Union High School District GO	1.875%	8/1/2034	4,150	3,740
[4]	Mountain View Shoreline Regional Park Community Tax Increment/Allocation Revenue	5.000%	8/1/2032	500	532
[4]	Mountain View Shoreline Regional Park Community Tax Increment/Allocation Revenue	5.000%	8/1/2034	350	371
[4]	Mountain View Shoreline Regional Park Community Tax Increment/Allocation Revenue	5.000%	8/1/2035	450	476
[4]	Mountain View Shoreline Regional Park Community Tax Increment/Allocation Revenue	5.000%	8/1/2037	1,220	1,284
	Mountain View-Whisman School District GO	4.000%	9/1/2032	260	282
	Mountain View-Whisman School District GO	4.000%	9/1/2033	500	541
	Mountain View-Whisman School District GO	3.000%	9/1/2039	2,200	2,175
	Mountain View-Whisman School District GO	3.000%	9/1/2040	1,000	973
	Mountain View-Whisman School District GO	4.000%	9/1/2042	1,250	1,290
	Mountain View-Whisman School District GO	4.000%	9/1/2045	2,535	2,560
	M-S-R Energy Authority Natural Gas Revenue	6.125%	11/1/2029	455	484
	M-S-R Energy Authority Natural Gas Revenue	6.125%	11/1/2029	325	346
	M-S-R Energy Authority Natural Gas Revenue	6.125%	11/1/2029	1,530	1,627
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/2034	7,020	8,717
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/2039	10,385	12,996
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/2039	15,950	19,959
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/2039	13,100	16,393
	Mt San Antonio Community College District GO	5.000%	8/1/2041	750	886
	Mt San Antonio Community College District GO	5.000%	8/1/2042	735	859
	Mt San Antonio Community College District GO	5.000%	8/1/2043	800	924
	Mt San Antonio Community College District GO	5.000%	8/1/2044	2,000	2,279
	Mt San Antonio Community College District GO	5.000%	8/1/2045	1,200	1,348
	Mt San Antonio Community College District GO	5.000%	8/1/2046	1,500	1,665
[4]	Murrieta Valley Unified School District GO	0.000%	9/1/2033	475	388
	Napa Valley Unified School District GO	0.000%	8/1/2029	2,000	1,848
	Napa Valley Unified School District GO	0.000%	8/1/2033	6,070	4,982
	Nevada Joint Union High School District GO	4.000%	8/1/2032	1,320	1,363
	Nevada Joint Union High School District GO	4.000%	8/1/2034	580	596
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	3.923%	7/20/2039	33,748	33,686
	New Haven Unified School District GO	4.000%	8/1/2029	100	104
	New Haven Unified School District GO	4.000%	8/1/2030	100	104
	New Haven Unified School District GO	4.000%	8/1/2031	100	104
	New Haven Unified School District GO	4.000%	8/1/2032	100	104
	New Haven Unified School District GO	4.000%	8/1/2035	325	335
	New Haven Unified School District GO	4.000%	8/1/2036	155	159
	New Haven Unified School District GO	5.000%	8/1/2042	1,000	1,157
	New Haven Unified School District GO	5.000%	8/1/2044	1,000	1,123
	New Haven Unified School District GO	5.000%	8/1/2045	1,180	1,309
[4]	Newark CA Unified School District GO	0.000%	8/1/2026	3,300	3,268
[3]	Newark CA Unified School District GO	4.000%	8/1/2036	1,135	1,211
[3]	Newark CA Unified School District GO	4.000%	8/1/2040	1,000	1,036
[3]	Newark CA Unified School District GO	4.000%	8/1/2042	1,000	1,026
	Newport Beach CA Special Assessment Revenue	4.125%	9/2/2038	1,010	1,046
	Newport Beach CA Special Assessment Revenue	5.000%	9/2/2043	710	749
	Newport Mesa Unified School District GO	0.000%	8/1/2029	4,625	4,288
	Newport Mesa Unified School District GO	0.000%	8/1/2030	3,000	2,718
	Newport Mesa Unified School District GO	0.000%	8/1/2031	1,500	1,324
[2]	Newport Mesa Unified School District GO	0.000%	8/1/2031	5,275	4,618
	Newport Mesa Unified School District GO	0.000%	8/1/2032	14,000	12,003
	Norco CA Special Tax Revenue	5.000%	9/1/2026	1,620	1,639
	Norco CA Special Tax Revenue	5.000%	9/1/2027	1,755	1,818
[3]	Norco CA Special Tax Revenue	5.000%	9/1/2028	805	840
	Norco Financing Authority Intergovernmental Agreement Revenue	4.000%	10/1/2035	440	458
	Norco Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/2036	1,000	1,088
	Norco Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/2037	855	925
	Norco Financing Authority Intergovernmental Agreement Revenue	4.000%	10/1/2039	1,565	1,606
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/2030	650	730
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/2033	500	515

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	4.000%	3/1/2034	2,145	2,300
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/2034	500	514
[2]	North Orange County CA Community College District GO	0.000%	8/1/2027	6,880	6,687
	North Orange County CA Community College District GO	3.000%	8/1/2038	1,805	1,788
	North Orange County CA Community College District GO	3.000%	8/1/2039	2,165	2,117
	North Orange County CA Community College District GO	3.000%	8/1/2040	2,200	2,072
	Northern California Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2030	68,200	73,488
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	3.000%	12/1/2034	11,500	11,739
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/2034	3,295	3,310
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/2036	5,000	5,020
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/2037	3,500	3,513
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/2038	1,250	1,255
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/2039	1,525	1,530
	Northstar Community Services District Special Tax Revenue	5.000%	9/1/2021	693	153
[2]	Norwalk-La Mirada Unified School District GO	0.000%	8/1/2026	750	743
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/2034	615	621
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/2035	425	426
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/2038	1,420	1,389
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/2039	900	872
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/2040	1,150	1,082
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/2046	6,325	5,165
	Novato CA Unified School District GO	3.000%	8/1/2039	1,130	1,107
	Novato CA Unified School District GO	3.000%	8/1/2042	4,075	3,728
	Novato CA Unified School District GO	3.000%	8/1/2043	3,000	2,657
	Novato Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	9/1/2039	1,475	1,506
	Novato Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	9/1/2040	1,465	1,494
	Oak Grove School District GO	0.000%	8/1/2027	1,700	1,646
	Oak Grove School District GO	0.000%	8/1/2029	2,750	2,538
[6]	Oak Grove School District GO, 5.000% coupon rate effective 8/1/2030	0.000%	8/1/2031	1,915	1,673
[6]	Oak Grove School District GO, 5.000% coupon rate effective 8/1/2030	0.000%	8/1/2032	1,030	896
	Oak Valley Hospital District GO	5.000%	7/1/2028	1,020	1,081
	Oak Valley Hospital District GO	5.000%	7/1/2029	1,000	1,084
	Oak Valley Hospital District GO	5.000%	7/1/2030	1,325	1,464
	Oak Valley Hospital District GO	5.000%	7/1/2031	1,475	1,656
	Oak Valley Hospital District GO	5.000%	7/1/2032	1,270	1,448
	Oak Valley Hospital District GO	5.000%	7/1/2033	1,800	2,079
	Oakdale CA Joint Unified School District GO	5.000%	8/1/2045	1,035	1,141
	Oakland CA GO	2.000%	1/15/2034	5,505	5,096
	Oakland CA GO	2.000%	1/15/2035	4,480	4,096
	Oakland CA GO	2.125%	1/15/2036	4,735	4,253
	Oakland CA GO	3.000%	1/15/2040	6,580	6,210
	Oakland CA GO	4.000%	1/15/2047	9,450	9,090
[3]	Oakland CA GO	4.000%	1/15/2047	6,385	6,184
[4]	Oceanside CA Unified School District GO	0.000%	8/1/2029	3,170	2,921
[4]	Oceanside CA Unified School District GO	0.000%	8/1/2030	2,050	1,843
[4]	Oceanside CA Unified School District GO	4.000%	8/1/2040	1,320	1,371
	Oceanside CA Unified School District GO	5.000%	8/1/2042	1,000	1,147
	Oceanside CA Unified School District GO	5.000%	8/1/2043	1,065	1,202
	Oceanside CA Unified School District GO	5.000%	8/1/2044	1,115	1,243
	Oceanside CA Unified School District GO	5.000%	8/1/2045	1,150	1,268
	Oceanside CA Unified School District GO	0.000%	8/1/2047	2,475	965
	Ohlone Community College District GO	3.000%	8/1/2038	4,345	4,230
	Ontario CA Community Facilities District No. 64 Special Tax Revenue	5.000%	9/1/2039	1,015	1,091
	Ontario CA Special Tax Revenue	4.000%	9/1/2033	2,930	3,016
	Ontario CA Special Tax Revenue	5.000%	9/1/2038	1,205	1,310
	Ontario CA Special Tax Revenue	5.000%	9/1/2040	1,160	1,247
	Ontario CA Special Tax Revenue	5.250%	9/1/2043	1,000	1,071
	Ontario CA Special Tax Revenue	5.000%	9/1/2045	1,000	1,040
[4]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/2041	1,250	1,287
	Ontario Montclair School District GO	5.000%	8/1/2043	2,065	2,288
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2032	700	835
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2033	475	577
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2034	450	554
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2035	500	620
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2036	590	724
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2041	1,000	1,171
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	10/1/2042	500	583
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2042	1,025	1,186
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	10/1/2043	350	403
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2043	2,170	2,478

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2045	1,750	1,943
	Orange County CA Ocean View School District GO	5.000%	8/1/2042	1,105	1,246
	Orange County CA Ocean View School District GO	5.000%	8/1/2044	1,385	1,525
	Orange County CA Ocean View School District GO	5.000%	8/1/2045	1,125	1,227
	Orange County Community Facilities District Special Tax Revenue	5.000%	8/15/2027	500	522
	Orange County Community Facilities District Special Tax Revenue	5.000%	8/15/2028	900	965
	Orange County Community Facilities District Special Tax Revenue	5.000%	8/15/2029	1,000	1,101
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2036	2,870	3,100
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2037	6,865	7,383
	Orange County Municipal Water District Water Facilities Corp. Water Revenue	4.000%	8/15/2035	790	826
	Oro Grande Elementary School District COP	4.000%	9/15/2026	810	814
[4]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/2034	1,130	1,190
[4]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/2036	1,170	1,216
[4]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/2037	770	795
	Oxnard School District BAN GO	0.000%	2/1/2031	825	721
[4]	Oxnard School District GO	0.000%	8/1/2031	1,520	1,312
[4]	Oxnard School District GO	0.000%	7/1/2033	3,445	2,787
[3]	Oxnard School District GO	4.000%	8/1/2046	780	770
[3,10]	Oxnard School District GO TOB VRDO	1.600%	3/2/2026	1,800	1,800
[5]	Oxnard Union High School District GO	5.000%	8/1/2027	1,000	1,036
[5]	Oxnard Union High School District GO	5.000%	8/1/2028	500	533
	Oxnard Union High School District GO	4.000%	8/1/2031	750	770
[5]	Oxnard Union High School District GO	5.000%	8/1/2031	840	962
	Oxnard Union High School District GO	4.000%	8/1/2032	325	339
[5]	Oxnard Union High School District GO	5.000%	8/1/2032	800	933
	Oxnard Union High School District GO	4.000%	8/1/2033	375	390
	Oxnard Union High School District GO	4.000%	8/1/2035	1,125	1,163
	Oxnard Union High School District GO	4.000%	8/1/2036	750	773
[5]	Oxnard Union High School District GO	4.000%	8/1/2038	1,735	1,888
	Pajaro Valley Health Care District GO	5.000%	9/1/2046	2,750	2,768
	Pajaro Valley Unified School District GO	4.000%	8/1/2033	225	230
	Pajaro Valley Unified School District GO	4.000%	8/1/2034	250	255
	Pajaro Valley Unified School District GO	5.000%	8/1/2038	1,155	1,191
	Palm Desert CA Special Assessment Revenue	4.000%	9/2/2026	100	101
	Palm Desert CA Special Assessment Revenue	4.000%	9/2/2031	720	753
	Palm Desert CA Special Assessment Revenue	4.000%	9/2/2037	1,300	1,319
[3]	Palm Desert Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	10/1/2026	1,100	1,119
[3]	Palm Desert Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	10/1/2027	1,200	1,236
	Palmdale Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2026	830	841
	Palmdale Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2026	700	709
[2]	Palmdale Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2029	1,275	1,293
[2]	Palmdale Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2032	1,435	1,454
[2]	Palmdale Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2033	750	760
[2]	Palmdale Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2034	2,000	2,026
[3]	Palmdale Elementary School District Special Tax Revenue	4.000%	8/1/2042	1,160	1,194
[3]	Palmdale Elementary School District Special Tax Revenue	5.000%	8/1/2044	800	884
	Palo Alto CA COP	2.125%	11/1/2043	2,000	1,478
	Palo Alto Unified School District GO	3.250%	8/1/2042	3,000	2,889
	Palomar Community College District GO	5.000%	8/1/2033	2,805	2,921
	Palomar Health COP	5.000%	11/1/2026	920	917
	Palomar Health COP	5.000%	11/1/2027	750	745
[4]	Palomar Health GO	0.000%	8/1/2026	1,250	1,234
	Palomar Health GO	5.000%	8/1/2026	710	713
[2]	Palomar Health GO	0.000%	8/1/2027	16,165	15,339
[4]	Palomar Health GO	0.000%	8/1/2027	8,095	7,735
	Palomar Health GO	5.000%	8/1/2027	1,815	1,820
[4]	Palomar Health GO	0.000%	8/1/2028	955	883
	Palomar Health GO	5.000%	8/1/2028	1,640	1,645
	Palomar Health GO	5.000%	8/1/2028	10,070	10,100
[4]	Palomar Health GO	0.000%	8/1/2029	7,835	7,001
	Palomar Health GO	5.000%	8/1/2029	875	878
	Palomar Health GO	5.000%	8/1/2029	4,890	4,905
	Palomar Health GO	4.000%	8/1/2030	2,150	2,125
	Palomar Health GO	5.000%	8/1/2030	1,995	2,001
	Palomar Health GO	4.000%	8/1/2031	1,825	1,795
	Palomar Health GO	5.000%	8/1/2031	800	802
	Palomar Health GO	4.000%	8/1/2032	5,035	4,923
	Palomar Health GO	4.000%	8/1/2033	1,730	1,678
	Palomar Health GO	5.000%	8/1/2033	1,555	1,558
	Palomar Health GO	0.000%	8/1/2034	2,725	1,841

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Palomar Health GO	4.000%	8/1/2034	3,310	3,182
	Palomar Health GO	0.000%	8/1/2035	695	444
	Palomar Health GO	4.000%	8/1/2035	275	261
	Palomar Health GO	0.000%	8/1/2036	560	336
	Palomar Health GO	4.000%	8/1/2036	5,440	5,096
	Palomar Health GO	0.000%	8/1/2037	1,210	671
	Palomar Health GO	3.000%	8/1/2037	440	367
	Palomar Health GO	4.000%	8/1/2037	4,305	3,970
[4]	Palomar Health GO	0.000%	8/1/2038	1,130	660
[4]	Palomar Health GO	7.000%	8/1/2038	3,510	3,909
[4]	Palomar Health GO	0.000%	8/1/2039	10,690	5,865
	Palomar Health GO	0.000%	8/1/2039	25	12
	Palomar Health GO	6.750%	8/1/2040	2,540	2,733
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	3,760	3,753
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	3,000	2,987
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/2039	20	20
[2]	Palos Verdes Peninsula Unified School District GO	0.000%	11/1/2026	320	315
	Paradise Unified School District COP	5.000%	5/1/2036	950	1,004
	Paradise Unified School District COP	5.000%	5/1/2039	1,100	1,151
	Paradise Unified School District COP	5.250%	5/1/2044	2,000	2,049
[2]	Paramount Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	0.000%	8/1/2026	1,910	1,893
[3]	Paramount Unified School District GO	4.000%	8/1/2030	70	76
[3]	Paramount Unified School District GO	4.000%	8/1/2031	125	135
[3]	Paramount Unified School District GO	4.000%	8/1/2034	150	160
[3]	Paramount Unified School District GO	4.000%	8/1/2035	300	319
[3]	Paramount Unified School District GO	4.000%	8/1/2037	390	409
[3]	Paramount Unified School District GO	4.000%	8/1/2040	450	463
	Paramount Unified School District GO	0.000%	8/1/2042	2,000	1,015
[3]	Paramount Unified School District GO	3.000%	8/1/2045	2,000	1,668
	Pasadena Area Community College District GO	5.000%	8/1/2041	825	926
	Pasadena Area Community College District GO	5.000%	8/1/2042	1,000	1,113
	Pasadena Area Community College District GO	5.000%	8/1/2043	500	551
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	6/1/2040	1,550	891
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	6/1/2041	1,000	544
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	6/1/2042	1,200	616
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	6/1/2043	1,000	485
	Pasadena Unified School District GO	5.000%	8/1/2044	5,000	5,646
	Pasadena Unified School District GO	5.250%	8/1/2045	4,000	4,553
	Pasadena Unified School District GO	5.250%	8/1/2046	3,800	4,268
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/2033	595	651
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/2035	750	820
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/2036	1,000	1,089
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/2037	1,000	1,085
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/2038	600	647
	Peralta Community College District GO	5.000%	8/1/2030	1,280	1,455
	Peralta Community College District GO	5.000%	8/1/2031	2,315	2,694
	Peralta Community College District GO	5.250%	8/1/2042	2,000	2,250
	Peralta Community College District GO	5.000%	8/1/2043	2,200	2,509
	Peralta Community College District GO	5.000%	8/1/2044	2,410	2,711
	Peralta Community College District GO	5.000%	8/1/2045	2,000	2,221
	Perris CA Union High School District GO	3.000%	9/1/2036	1,090	1,088
	Perris CA Union High School District GO	3.000%	9/1/2038	800	784
	Perris CA Union High School District GO	3.000%	9/1/2039	850	823
	Perris CA Union High School District GO	3.000%	9/1/2040	1,000	932
[4]	Perris CA Union High School District GO	4.000%	9/1/2040	2,000	2,048
	Perris CA Union High School District GO	2.125%	9/1/2041	2,500	1,901
	Piedmont Unified School District GO	3.000%	8/1/2039	180	174
[9]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/2026	150	148
[4]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue (Los Medanos Community Development Project)	5.000%	8/1/2026	900	903
[4]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue (Los Medanos Community Development Project)	5.000%	8/1/2027	1,220	1,224
[4]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue (Los Medanos Community Development Project)	5.000%	8/1/2028	1,285	1,289
[9]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/2029	355	323
[4]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue (Los Medanos Community Development Project)	5.000%	8/1/2029	1,350	1,354

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Pittsburg Unified School District GO	5.000%	8/1/2039	1,100	1,239
[4]	Pittsburg Unified School District GO	5.000%	8/1/2040	2,010	2,244
[4]	Pittsburg Unified School District GO	5.000%	8/1/2041	3,325	3,682
[4]	Pittsburg Unified School District GO	5.000%	8/1/2042	3,820	4,194
[4]	Pittsburg Unified School District GO	5.000%	8/1/2043	2,000	2,175
[4]	Pittsburg Unified School District GO	4.125%	8/1/2045	2,000	2,032
	Pittsburg Unified School District GO	3.500%	8/1/2046	740	656
[10]	Pittsburg Unified School District GO TOB VRDO	1.900%	3/5/2026	7,575	7,575
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/2031	150	131
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/2036	1,500	1,509
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/2037	1,500	1,502
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/2038	1,000	992
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/2039	1,250	1,229
[4]	Placer CA Union High School District GO	0.000%	8/1/2029	4,425	4,079
[4]	Placer CA Union High School District GO	0.000%	8/1/2030	2,400	2,158
[4]	Placer CA Union High School District GO	0.000%	8/1/2031	8,800	7,696
	Pleasanton Unified School District GO	4.000%	8/1/2034	1,050	1,071
	Pomona Unified School District GO	4.000%	8/1/2037	920	967
	Pomona Unified School District GO	5.250%	8/1/2038	1,000	1,159
	Pomona Unified School District GO	5.250%	8/1/2040	1,000	1,141
[4]	Pomona Unified School District GO	2.125%	8/1/2041	3,250	2,512
	Pomona Unified School District GO	5.000%	8/1/2041	375	433
	Pomona Unified School District GO	5.000%	8/1/2042	1,000	1,142
	Pomona Unified School District GO	5.000%	8/1/2043	700	791
	Pomona Unified School District GO	5.250%	8/1/2043	1,500	1,677
	Pomona Unified School District GO	5.000%	8/1/2044	615	687
	Pomona Unified School District GO	5.000%	8/1/2045	875	967
	Pomona Unified School District GO	5.000%	8/1/2046	1,000	1,093
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/2040	1,670	1,949
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/2041	2,680	3,100
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/2042	3,500	4,001
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/2043	2,500	2,824
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/2044	1,000	1,117
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/2027	1,250	1,306
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/2028	1,610	1,684
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/2029	925	966
	Port of Oakland Port, Airport & Marina Revenue, Prere.	5.000%	11/1/2027	25	26
[4]	Porterville CA Water Revenue (Water System Financing Project) COP	5.000%	8/15/2026	125	127
[4]	Porterville CA Water Revenue (Water System Financing Project) COP	5.000%	8/15/2027	115	120
[4]	Porterville CA Water Revenue (Water System Financing Project) COP	5.000%	8/15/2030	170	192
[4]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/2031	125	135
[4]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/2032	150	161
[4]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/2033	155	166
[4]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/2034	150	160
[4]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/2036	200	211
[4]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/2037	175	183
[4]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/2040	225	233
	Portola Valley School District GO	3.000%	8/1/2035	875	883
	Portola Valley School District GO	3.000%	8/1/2036	640	644
	Portola Valley School District GO	3.000%	8/1/2037	700	701
	Portola Valley School District GO	3.000%	8/1/2038	675	669
	Portola Valley School District GO	3.000%	8/1/2039	725	711
	Portola Valley School District GO	3.000%	8/1/2040	530	500
[3]	Poway Public Financing Authority Water Revenue	5.000%	6/1/2040	550	631
[3]	Poway Public Financing Authority Water Revenue	5.000%	6/1/2041	365	414
[3]	Poway Public Financing Authority Water Revenue	4.000%	6/1/2043	1,230	1,259
	Poway Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Paguay Redevelopment Project)	5.000%	12/15/2026	1,370	1,373
	Poway Unified School District GO	0.000%	8/1/2028	9,070	8,584
	Poway Unified School District GO	0.000%	8/1/2029	10,310	9,520
	Poway Unified School District GO	0.000%	8/1/2030	100	90
	Poway Unified School District GO	0.000%	8/1/2031	2,375	2,076
	Poway Unified School District GO	0.000%	8/1/2034	3,500	2,781
	Poway Unified School District GO	0.000%	8/1/2035	8,475	6,479
	Poway Unified School District GO	0.000%	8/1/2036	9,420	6,891
	Poway Unified School District GO	0.000%	8/1/2038	6,495	4,355
	Poway Unified School District GO	0.000%	8/1/2039	3,445	2,210
	Poway Unified School District GO	0.000%	8/1/2041	3,000	1,735
	Poway Unified School District GO	0.000%	8/1/2046	18,860	7,811
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/2026	2,500	2,538

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/2033	1,595	1,861
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/2033	2,845	3,196
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/2034	1,890	2,197
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/2034	3,000	3,362
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/2035	1,245	1,437
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/2036	1,845	2,113
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/2036	500	553
[4]	Poway Unified School District Special Tax Revenue	4.000%	9/1/2026	190	191
[4]	Poway Unified School District Special Tax Revenue	4.000%	9/1/2027	315	322
[4]	Poway Unified School District Special Tax Revenue	4.000%	9/1/2029	265	279
[4]	Poway Unified School District Special Tax Revenue	4.000%	9/1/2029	390	410
[4]	Poway Unified School District Special Tax Revenue	5.000%	9/1/2032	345	382
[4]	Poway Unified School District Special Tax Revenue	5.000%	9/1/2032	325	360
[4]	Poway Unified School District Special Tax Revenue	2.875%	9/1/2033	180	178
[4]	Poway Unified School District Special Tax Revenue	3.000%	9/1/2034	405	406
[4]	Poway Unified School District Special Tax Revenue	4.000%	9/1/2034	500	526
[4]	Poway Unified School District Special Tax Revenue	3.000%	9/1/2035	235	234
[4]	Poway Unified School District Special Tax Revenue	4.000%	9/1/2036	715	745
[4]	Poway Unified School District Special Tax Revenue	3.000%	9/1/2037	500	489
[4]	Poway Unified School District Special Tax Revenue	4.000%	9/1/2038	835	862
[4]	Poway Unified School District Special Tax Revenue	3.125%	9/1/2039	565	531
[4]	Poway Unified School District Special Tax Revenue	4.000%	9/1/2040	970	992
[7,10]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.100%	3/2/2026	5,000	5,000
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/2026	180	181
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/2027	200	204
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/2029	240	249
[3]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/2032	800	920
[3]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/2033	1,000	1,149
[3]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/2034	1,000	1,142
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/2037	500	504
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/2037	3,000	3,006
[3]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/2038	4,895	5,443
	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/2038	800	858
	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/2039	800	861
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/2041	390	381
[4]	Rancho Santiago Community College District GO	0.000%	9/1/2028	1,000	941
[4]	Rancho Santiago Community College District GO	0.000%	9/1/2030	14,450	12,919
	Rancho Water District Financing Authority Water Revenue	3.000%	8/1/2040	5,105	4,970
	Ravenswood CA City School District GO	4.000%	8/1/2032	130	138
[4]	Ravenswood CA City School District GO	5.000%	8/1/2032	255	303
[4]	Ravenswood CA City School District GO	5.000%	8/1/2033	280	340
[4]	Ravenswood CA City School District GO	5.000%	8/1/2034	175	216
[4]	Ravenswood CA City School District GO	5.000%	8/1/2035	400	499
	Ravenswood CA City School District GO	4.000%	8/1/2036	270	280
[4]	Ravenswood CA City School District GO	5.000%	8/1/2036	430	532
[4]	Ravenswood CA City School District GO	5.000%	8/1/2037	425	521
	Ravenswood CA City School District GO	4.000%	8/1/2038	975	1,002
[4]	Ravenswood CA City School District GO	5.000%	8/1/2038	500	606
[4]	Ravenswood CA City School District GO	0.000%	8/1/2039	350	211
[4]	Ravenswood CA City School District GO	0.000%	8/1/2040	1,285	729
	Ravenswood CA City School District GO	4.000%	8/1/2040	590	602
[4]	Ravenswood CA City School District GO	0.000%	8/1/2041	1,250	667
[4]	Ravenswood CA City School District GO	0.000%	8/1/2042	1,070	536
[3]	Ravenswood CA City School District GO	5.000%	8/1/2043	2,075	2,287
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/2027	1,350	1,402
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/2030	800	857
[2]	Redding Joint Powers Financing Authority Electric Power & Light Revenue	3.750%	6/1/2035	500	500
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	4.000%	6/1/2045	10,345	10,293
	Redlands Unified School District GO	5.000%	7/1/2043	2,475	2,790
	Redlands Unified School District GO	5.000%	7/1/2044	2,100	2,333
	Redlands Unified School District GO	5.000%	7/1/2045	2,355	2,586
	Redondo Beach Unified School District GO	5.000%	8/1/2041	200	234
	Redondo Beach Unified School District GO	5.000%	8/1/2042	285	330
	Redondo Beach Unified School District GO	5.000%	8/1/2043	250	285
	Redondo Beach Unified School District GO	5.000%	8/1/2044	300	337
	Redondo Beach Unified School District GO	5.000%	8/1/2045	500	554
	Redwood City CA Special Tax Revenue	5.000%	9/1/2029	700	701
	Redwood City Public Facilities & Infrastructure Authority Lease (Abatement) Revenue	3.000%	6/1/2038	1,845	1,821
	Redwood City School District GO	3.000%	8/1/2033	1,430	1,448
	Redwood City School District GO	3.000%	8/1/2040	1,490	1,400

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rialto CA Special Tax Revenue	5.000%	9/1/2043	2,340	2,468
	Rialto Redevelopment Agency Tax Increment/Allocation Revenue (Merged Project)	5.000%	9/1/2028	1,000	1,069
	Rialto Redevelopment Agency Tax Increment/Allocation Revenue (Merged Project)	5.000%	9/1/2030	1,285	1,372
	Rialto Redevelopment Agency Tax Increment/Allocation Revenue (Merged Project)	5.000%	9/1/2032	470	501
	Rialto Redevelopment Agency Tax Increment/Allocation Revenue (Merged Project)	5.000%	9/1/2033	760	809
	Rialto Redevelopment Agency Tax Increment/Allocation Revenue (Merged Project)	5.000%	9/1/2037	8,225	8,689
[3]	Rialto Unified School District COP	5.000%	9/1/2028	285	306
[3]	Rialto Unified School District COP	5.000%	9/1/2029	335	369
[3]	Rialto Unified School District COP	5.000%	9/1/2030	350	395
[3]	Rialto Unified School District COP	5.000%	9/1/2031	350	403
[3]	Rialto Unified School District COP	5.000%	9/1/2032	475	558
[3]	Rialto Unified School District COP	5.000%	9/1/2033	850	1,016
[3]	Rialto Unified School District COP	5.000%	9/1/2034	875	1,057
[3]	Rialto Unified School District COP	5.000%	9/1/2035	1,555	1,858
[3]	Rialto Unified School District GO	0.000%	8/1/2028	115	108
[3]	Rialto Unified School District GO	0.000%	8/1/2029	140	128
[3]	Rialto Unified School District GO	0.000%	8/1/2030	665	594
[3]	Rialto Unified School District GO	0.000%	8/1/2031	595	516
[3]	Rialto Unified School District GO	0.000%	8/1/2032	925	776
[3]	Rialto Unified School District GO	0.000%	8/1/2033	860	694
[3]	Rialto Unified School District GO	0.000%	8/1/2034	400	308
[3]	Rialto Unified School District GO	0.000%	8/1/2035	825	603
[3]	Rialto Unified School District GO	0.000%	8/1/2036	720	498
	Richmond CA Wastewater Sewer Revenue	4.000%	8/1/2035	3,285	3,419
	Richmond CA Wastewater Sewer Revenue	4.000%	8/1/2037	2,000	2,066
	Richmond CA Wastewater Sewer Revenue	5.000%	8/1/2039	760	818
	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue	5.500%	11/1/2029	50	50
[4]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/2027	1,065	1,119
[4]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/2028	1,225	1,323
[4]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/2029	1,600	1,774
[4]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/2034	3,025	3,302
[4]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/2035	1,210	1,316
[4]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/2036	1,670	1,807
[4]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/2037	1,600	1,724
[3]	Rio Elementary CA School District BAN GO	0.000%	7/1/2028	3,000	2,825
	Rio Hondo CA Community College District GO	0.000%	8/1/2031	2,045	1,795
	Rio Hondo CA Community College District GO	0.000%	8/1/2035	5,000	3,838
	Rio Hondo CA Community College District GO	5.000%	8/1/2042	795	920
	Rio Hondo CA Community College District GO	5.000%	8/1/2043	500	571
	Rio Hondo CA Community College District GO	5.000%	8/1/2044	1,250	1,404
	Rio Hondo CA Community College District GO	5.000%	8/1/2045	1,250	1,386
[4]	River Islands Public Financing Authority Special Tax Revenue	5.000%	9/1/2036	365	402
[4]	River Islands Public Financing Authority Special Tax Revenue	5.000%	9/1/2037	300	329
[4]	River Islands Public Financing Authority Special Tax Revenue	4.000%	9/1/2038	500	526
	River Islands Public Financing Authority Special Tax Revenue	5.000%	9/1/2039	2,180	2,337
	River Islands Public Financing Authority Special Tax Revenue	4.500%	9/1/2040	1,900	1,949
	River Islands Public Financing Authority Special Tax Revenue	4.000%	9/1/2041	995	947
[4]	River Islands Public Financing Authority Special Tax Revenue	4.250%	9/1/2042	1,000	1,033
[4]	River Islands Public Financing Authority Special Tax Revenue	5.000%	9/1/2042	4,000	4,318
[4]	River Islands Public Financing Authority Special Tax Revenue	4.250%	9/1/2043	1,500	1,553
	River Islands Public Financing Authority Special Tax Revenue	4.500%	9/1/2044	1,660	1,644
	River Islands Public Financing Authority Special Tax Revenue	4.750%	9/1/2045	3,405	3,430
	River Islands Public Financing Authority Special Tax Revenue	4.000%	9/1/2046	1,285	1,107
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/2040	350	402
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/2041	600	684
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/2042	515	582
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/2043	340	380
	Riverside CA Sewer Revenue	5.000%	8/1/2026	600	608
	Riverside CA Water Revenue	5.000%	10/1/2040	1,250	1,419
	Riverside CA Water Revenue	5.000%	10/1/2042	1,250	1,394
	Riverside Community College District GO	3.000%	8/1/2033	770	779
	Riverside Community College District GO	4.000%	8/1/2034	3,630	3,826
	Riverside Community College District GO	3.000%	8/1/2036	1,795	1,793
	Riverside Community College District GO	3.000%	8/1/2036	2,000	1,998
	Riverside Community College District GO	3.000%	8/1/2037	5,355	5,289
	Riverside Community College District GO	3.000%	8/1/2038	3,775	3,686
	Riverside Community College District GO	3.000%	8/1/2038	7,065	6,898
	Riverside Community College District GO	3.000%	8/1/2039	4,210	4,023
	Riverside Community College District GO	3.000%	8/1/2039	7,240	6,918
	Riverside Community College District GO	3.000%	8/1/2040	2,000	1,865

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/2028	500	514
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/2030	1,070	1,100
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/2032	1,150	1,180
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/2035	1,930	1,969
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/2036	2,010	2,043
[3]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue	5.000%	10/1/2033	3,535	3,686
[3]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue	5.000%	10/1/2035	1,220	1,269
[3]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue	4.000%	10/1/2040	5,000	5,041
[4]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/2026	450	457
[4]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/2027	300	313
[4]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/2028	650	699
[4]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/2029	750	827
[4]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/2030	770	869
[4]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/2031	1,230	1,417
[4]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/2032	1,180	1,384
[4]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/2033	1,000	1,191
[3]	Riverside County Redevelopment Successor Agency Tax Increment/Allocation Revenue	5.000%	10/1/2032	590	600
[3]	Riverside County Redevelopment Successor Agency Tax Increment/Allocation Revenue	5.000%	10/1/2037	1,015	1,028
[3]	Riverside County Redevelopment Successor Agency Tax Increment/Allocation Revenue	4.000%	10/1/2039	3,750	3,772
[4]	Riverside County Redevelopment Successor Agency Tax Increment/Allocation Revenue (Jurupa Valley Redevelopment Project)	5.000%	10/1/2029	1,900	1,985
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/2031	5,000	4,282
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/2032	4,000	3,314
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/2033	5,500	4,397
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/2034	6,805	5,243
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2037	4,150	4,367
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2038	6,760	7,108
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2040	3,750	3,810
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2041	3,500	3,542
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2046	1,000	936
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2047	2,752	2,537
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/2030	630	682
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/2031	600	649
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/2032	550	594
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/2033	635	685
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/2034	650	699
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/2035	1,100	1,178
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/2036	935	997
	Riverside Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2027	1,385	1,388
	Riverside Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2029	1,265	1,268
	Riverside Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2033	1,055	1,057
	Riverside Unified School District GO	4.000%	8/1/2030	850	873
	Riverside Unified School District GO	4.000%	8/1/2031	1,250	1,281
	Riverside Unified School District GO	4.000%	8/1/2034	1,135	1,158
	Riverside Unified School District GO	3.000%	8/1/2036	2,000	1,998
	Riverside Unified School District GO	3.000%	8/1/2037	4,800	4,741
	Riverside Unified School District GO	3.000%	8/1/2038	2,310	2,256
	Riverside Unified School District GO	3.000%	8/1/2039	5,000	4,777
	Riverside Unified School District GO	3.000%	8/1/2040	7,500	6,994
	Riverside Unified School District Special Tax Revenue	5.000%	9/1/2039	500	535
	Riverside Unified School District Special Tax Revenue	5.000%	9/1/2044	690	719
[3]	RNR School Financing Authority Special Tax Revenue	4.000%	9/1/2027	1,550	1,594
[3]	RNR School Financing Authority Special Tax Revenue	4.000%	9/1/2028	1,650	1,728
[3]	RNR School Financing Authority Special Tax Revenue	4.000%	9/1/2029	1,820	1,939
	Romoland School District Special Tax Revenue	4.000%	9/1/2026	100	101
	Romoland School District Special Tax Revenue	4.000%	9/1/2028	100	103
	Romoland School District Special Tax Revenue	4.000%	9/1/2029	100	103
	Romoland School District Special Tax Revenue	4.000%	9/1/2031	100	103
	Romoland School District Special Tax Revenue	4.000%	9/1/2032	100	103
	Romoland School District Special Tax Revenue	4.000%	9/1/2033	100	103
	Romoland School District Special Tax Revenue	4.000%	9/1/2034	100	103
	Romoland School District Special Tax Revenue	4.000%	9/1/2035	115	118
	Romoland School District Special Tax Revenue	5.000%	9/1/2038	250	271

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Romoland School District Special Tax Revenue	5.000%	9/1/2039	610	663
	Romoland School District Special Tax Revenue	5.000%	9/1/2043	440	464
	Romoland School District Special Tax Revenue	5.000%	9/1/2044	565	591
	Roseville CA Electric System Intergovernmental Agreement Revenue	5.000%	2/1/2032	250	257
	Roseville CA Electric System Intergovernmental Agreement Revenue	5.000%	2/1/2033	350	360
	Roseville CA Special Tax Revenue	4.000%	9/1/2026	110	111
	Roseville CA Special Tax Revenue	4.000%	9/1/2026	100	101
	Roseville CA Special Tax Revenue	4.000%	9/1/2027	220	224
	Roseville CA Special Tax Revenue	4.000%	9/1/2027	120	122
	Roseville CA Special Tax Revenue	4.000%	9/1/2028	205	211
	Roseville CA Special Tax Revenue	4.000%	9/1/2028	205	211
	Roseville CA Special Tax Revenue	4.000%	9/1/2029	200	208
	Roseville CA Special Tax Revenue	4.000%	9/1/2029	240	248
	Roseville CA Special Tax Revenue	5.000%	9/1/2029	425	426
	Roseville CA Special Tax Revenue	4.000%	9/1/2030	125	131
	Roseville CA Special Tax Revenue	4.000%	9/1/2030	85	89
	Roseville CA Special Tax Revenue	4.000%	9/1/2031	165	173
	Roseville CA Special Tax Revenue	4.000%	9/1/2032	265	276
	Roseville CA Special Tax Revenue	4.000%	9/1/2033	250	260
	Roseville CA Special Tax Revenue	4.000%	9/1/2033	570	595
	Roseville CA Special Tax Revenue	4.000%	9/1/2034	500	520
	Roseville CA Special Tax Revenue	5.000%	9/1/2034	250	274
	Roseville CA Special Tax Revenue	4.000%	9/1/2036	750	766
	Roseville CA Special Tax Revenue	4.000%	9/1/2036	485	497
	Roseville CA Special Tax Revenue	2.500%	9/1/2037	1,540	1,322
	Roseville CA Special Tax Revenue	5.000%	9/1/2039	1,000	1,073
	Roseville CA Special Tax Revenue	5.000%	9/1/2040	400	424
	Roseville CA Special Tax Revenue	4.000%	9/1/2041	305	304
	Roseville CA Special Tax Revenue	4.000%	9/1/2041	2,290	2,279
	Roseville CA Special Tax Revenue	4.000%	9/1/2041	500	495
	Roseville CA Special Tax Revenue	5.000%	9/1/2044	700	724
	Roseville CA Special Tax Revenue	5.000%	9/1/2045	1,000	1,028
	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/2027	1,100	1,149
	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/2029	750	784
[4]	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/2030	2,000	2,089
[4]	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/2031	2,665	2,781
[3]	Roseville Joint Union High School District (School Financing Project) COP	1.000%	6/1/2026	300	298
[3]	Roseville Joint Union High School District (School Financing Project) COP	1.125%	6/1/2027	370	361
[3]	Roseville Joint Union High School District (School Financing Project) COP	1.250%	6/1/2028	615	591
[3]	Roseville Joint Union High School District (School Financing Project) COP	2.125%	6/1/2035	2,000	1,806
	Roseville Joint Union High School District GO	0.000%	8/1/2026	500	495
	Roseville Joint Union High School District GO	0.000%	8/1/2028	500	462
[4]	Roseville Joint Union High School District GO	0.000%	8/1/2029	3,215	2,956
	Roseville Joint Union High School District GO	0.000%	8/1/2029	1,085	965
	Roseville Joint Union High School District GO	0.000%	8/1/2030	1,000	853
[4]	Roseville Joint Union High School District GO	0.000%	8/1/2031	6,815	5,935
	Roseville Joint Union High School District GO	0.000%	8/1/2031	1,585	1,293
	Roseville Joint Union High School District GO	0.000%	8/1/2033	500	405
	Roseville Joint Union High School District GO	0.000%	8/1/2039	530	306
	Roseville Joint Union High School District GO	0.000%	8/1/2040	500	271
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/2027	455	465
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/2028	1,725	1,805
[4]	Ross Valley CA School District GO	0.000%	7/1/2026	510	506
	Rowland Unified School District GO	4.000%	8/1/2043	2,135	2,188
	Rowland Unified School District GO	4.000%	8/1/2045	4,225	4,245
[3]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/2026	280	281
[3]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/2027	650	651
[3]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/2028	250	251
[3]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/2029	500	501
[3]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/2033	1,280	1,282
[3]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/2034	1,340	1,342
	Sacramento Area Flood Control Agency Special Assessment Revenue	4.000%	10/1/2040	2,390	2,448
	Sacramento CA City Unified School District GO	5.000%	8/1/2027	205	214
[3]	Sacramento CA City Unified School District GO	5.000%	7/1/2028	1,000	1,070
[4]	Sacramento CA City Unified School District GO	4.000%	7/1/2029	230	244
[3]	Sacramento CA City Unified School District GO	5.000%	7/1/2029	1,885	2,072
[4]	Sacramento CA City Unified School District GO	4.000%	8/1/2029	200	212
[3]	Sacramento CA City Unified School District GO	5.000%	7/1/2030	2,300	2,592
[4]	Sacramento CA City Unified School District GO	4.000%	8/1/2030	200	215
[4]	Sacramento CA City Unified School District GO	4.000%	8/1/2031	220	237

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Sacramento CA City Unified School District GO	4.000%	8/1/2033	200	213
[4]	Sacramento CA City Unified School District GO	4.000%	8/1/2034	605	644
[4]	Sacramento CA City Unified School District GO	6.000%	8/1/2034	1,380	1,763
[4]	Sacramento CA City Unified School District GO	4.000%	8/1/2035	450	476
[4]	Sacramento CA City Unified School District GO	4.000%	8/1/2037	1,000	1,043
[3]	Sacramento CA City Unified School District GO	5.000%	8/1/2038	1,000	1,096
[3]	Sacramento CA City Unified School District GO	5.000%	8/1/2039	2,010	2,192
[3]	Sacramento CA City Unified School District GO	5.000%	8/1/2041	2,000	2,165
[3]	Sacramento CA City Unified School District GO	4.000%	8/1/2042	4,350	4,439
[4]	Sacramento CA City Unified School District GO	5.000%	8/1/2043	3,320	3,724
[4]	Sacramento CA City Unified School District GO	5.000%	8/1/2043	1,400	1,588
[4]	Sacramento CA City Unified School District GO	5.000%	8/1/2043	2,650	3,005
[4]	Sacramento CA City Unified School District GO	5.000%	8/1/2044	9,730	10,786
[4]	Sacramento CA City Unified School District GO	5.000%	8/1/2044	2,870	3,213
[4]	Sacramento CA City Unified School District GO	5.000%	8/1/2044	3,085	3,453
[4]	Sacramento CA City Unified School District GO	5.000%	8/1/2045	2,750	3,044
[4]	Sacramento CA City Unified School District GO	5.000%	8/1/2045	3,740	4,140
[4]	Sacramento CA North Natomas Community Facilities District No. 4 Special Tax Revenue	5.000%	9/1/2029	2,215	2,423
	Sacramento CA Special Tax Revenue	4.000%	9/1/2026	505	508
	Sacramento CA Special Tax Revenue	4.000%	9/1/2028	635	654
	Sacramento CA Special Tax Revenue	4.000%	9/1/2030	260	272
	Sacramento CA Special Tax Revenue	4.000%	9/1/2031	220	230
	Sacramento CA Special Tax Revenue	4.000%	9/1/2032	315	329
	Sacramento CA Special Tax Revenue	4.000%	9/1/2034	560	579
	Sacramento CA Special Tax Revenue	4.000%	9/1/2036	660	676
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2027	1,535	1,587
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2028	1,605	1,713
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2028	1,500	1,602
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2029	1,240	1,323
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2030	930	992
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2031	2,000	2,131
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2031	1,600	1,704
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2032	1,395	1,485
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2033	985	1,047
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2034	1,250	1,328
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2034	1,520	1,614
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2035	2,000	2,120
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2037	2,405	2,537
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2038	1,290	1,358
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2038	1,375	1,447
	Sacramento CA Water Revenue	5.000%	9/1/2042	6,465	6,645
[2]	Sacramento City Financing Authority Tax Increment/Allocation Revenue	0.000%	12/1/2027	15,815	15,114
[2]	Sacramento City Financing Authority Tax Increment/Allocation Revenue	0.000%	12/1/2031	5,000	4,262
[2]	Sacramento City Financing Authority Tax Increment/Allocation Revenue	0.000%	12/1/2034	10,360	7,918
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2027	1,000	1,038
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2027	1,815	1,884
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2028	1,410	1,512
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2030	3,410	3,654
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2031	1,845	1,975
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2032	665	711
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2032	1,510	1,614
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2033	750	800
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2036	1,250	1,325
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2037	2,530	2,672
	Sacramento County CA Airport System Port, Airport & Marina Revenue	4.000%	7/1/2039	1,000	1,033
	Sacramento County CA Airport System Port, Airport & Marina Revenue	4.000%	7/1/2040	4,000	4,108
[3]	Sacramento County CA Airport System Port, Airport & Marina Revenue BAN	4.000%	7/1/2038	960	999
	Sacramento County CA Housing Authority Local or Guaranteed Housing Revenue	4.125%	5/1/2040	2,470	2,572
	Sacramento County CA Special Tax Revenue	5.000%	9/1/2027	2,360	2,435
	Sacramento County CA Special Tax Revenue	5.000%	9/1/2028	3,000	3,148
	Sacramento County CA Special Tax Revenue	5.000%	9/1/2029	3,105	3,303
	Sacramento County CA Special Tax Revenue	5.000%	9/1/2030	7,030	7,581
	Sacramento County CA Special Tax Revenue	5.000%	9/1/2032	3,050	3,304
	Sacramento County CA Special Tax Revenue	5.000%	9/1/2034	3,400	3,664
	Sacramento County CA Special Tax Revenue	5.000%	9/1/2035	1,635	1,757
	Sacramento County CA Special Tax Revenue	5.000%	9/1/2036	1,000	1,071
	Sacramento County CA Special Tax Revenue	5.000%	9/1/2037	1,200	1,281
	Sacramento County CA Special Tax Revenue	5.000%	9/1/2042	5,000	5,220
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2038	1,000	1,173
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2039	1,250	1,456

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2040	2,245	2,585
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2041	1,675	1,915
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2042	2,370	2,683
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2042	2,000	2,288
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2043	3,125	3,501
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2043	2,000	2,262
	Sacramento Municipal Utility District Electric Power & Light Revenue	4.000%	8/15/2045	14,560	14,635
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2045	4,000	4,418
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/2030	11,500	12,911
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/2035	850	888
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/2036	680	707
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/2037	950	980
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/2038	2,820	2,895
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/2039	2,930	3,004
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/2040	2,045	2,090
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/2041	1,075	1,094
[3]	Salinas City Elementary School District GO	5.000%	8/1/2043	1,050	1,138
	Salinas Union High School District GO	4.000%	8/1/2036	1,000	1,043
	Salinas Union High School District GO	4.000%	8/1/2038	1,200	1,237
	Salinas Union High School District GO	5.000%	8/1/2038	600	727
	Salinas Union High School District GO	4.000%	8/1/2039	1,000	1,027
	Salinas Union High School District GO	4.000%	8/1/2040	1,000	1,023
	Salinas Union High School District GO	5.000%	8/1/2041	1,380	1,547
	Salinas Union High School District GO	5.000%	8/1/2042	1,000	1,157
	Salinas Union High School District GO	5.000%	8/1/2043	800	913
	Salinas Union High School District GO	5.000%	8/1/2044	1,000	1,124
[4]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/2027	1,245	1,303
[4]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/2028	2,315	2,495
[4]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/2035	2,500	2,667
[4]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/2038	3,250	3,438
[4]	San Bernardino City Unified School District COP	4.375%	10/1/2043	5,000	5,238
[2]	San Bernardino City Unified School District GO	0.000%	8/1/2026	1,300	1,286
[2]	San Bernardino City Unified School District GO	0.000%	8/1/2027	310	299
[2,3]	San Bernardino City Unified School District GO	0.000%	8/1/2027	455	439
[4]	San Bernardino City Unified School District GO	1.250%	8/1/2029	450	421
[4]	San Bernardino City Unified School District GO	4.000%	8/1/2029	1,100	1,168
[4]	San Bernardino City Unified School District GO	0.000%	8/1/2030	11,700	10,448
[4]	San Bernardino City Unified School District GO	5.000%	8/1/2030	630	657
[4]	San Bernardino City Unified School District GO	1.625%	8/1/2031	2,000	1,837
	San Bernardino Community College District GO	5.000%	8/1/2041	2,660	3,156
	San Bernardino Community College District GO	5.000%	8/1/2042	4,000	4,693
	San Bernardino Community College District GO	5.000%	8/1/2043	4,200	4,867
[3]	San Bernardino Community College District GO	0.000%	8/1/2044	7,000	3,276
	San Bernardino Community College District GO	0.000%	8/1/2044	4,200	1,779
	San Bernardino Community College District GO	0.000%	8/1/2045	2,825	1,115
	San Bernardino Community College District GO, Prere.	4.000%	8/16/2027	665	686
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/2027	815	846
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/2029	1,315	1,368
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/2030	215	224
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/2031	2,365	2,455
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/2032	2,735	2,836
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/2033	815	844
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/2034	3,055	3,160
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/2035	1,635	1,689
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/2036	1,525	1,572
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/2037	1,070	1,101
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/2038	1,255	1,290
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/2042	1,000	1,025
	San Diego CA Unified School District GO	0.000%	7/1/2029	3,375	3,129
	San Diego CA Unified School District GO	0.000%	7/1/2029	940	848
	San Diego CA Unified School District GO	0.000%	7/1/2030	2,010	1,747
	San Diego CA Unified School District GO	0.000%	7/1/2030	2,570	2,327
	San Diego CA Unified School District GO	0.000%	7/1/2030	3,330	3,014
	San Diego CA Unified School District GO	0.000%	7/1/2031	2,300	1,922
	San Diego CA Unified School District GO	0.000%	7/1/2032	2,000	1,605
	San Diego CA Unified School District GO	0.000%	7/1/2032	2,750	2,343
	San Diego CA Unified School District GO	0.000%	7/1/2034	2,700	2,166
	San Diego CA Unified School District GO	4.000%	7/1/2034	3,000	3,226
	San Diego CA Unified School District GO	0.000%	7/1/2035	1,275	985
	San Diego CA Unified School District GO	0.000%	7/1/2035	1,025	723

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Diego CA Unified School District GO	4.000%	7/1/2035	2,000	2,136
San Diego CA Unified School District GO	4.000%	7/1/2036	1,640	1,711
San Diego CA Unified School District GO	4.000%	7/1/2036	2,145	2,237
San Diego CA Unified School District GO	4.000%	7/1/2036	3,000	3,179
San Diego CA Unified School District GO	0.000%	7/1/2037	2,000	1,416
San Diego CA Unified School District GO	3.000%	7/1/2037	4,000	4,013
San Diego CA Unified School District GO	4.000%	7/1/2037	1,735	1,797
San Diego CA Unified School District GO	4.000%	7/1/2037	1,585	1,642
San Diego CA Unified School District GO	4.000%	7/1/2038	1,805	1,861
San Diego CA Unified School District GO	5.000%	7/1/2038	1,805	2,152
San Diego CA Unified School District GO	0.000%	7/1/2039	4,160	2,678
San Diego CA Unified School District GO	4.000%	7/1/2039	1,570	1,614
San Diego CA Unified School District GO	4.000%	7/1/2039	2,030	2,087
San Diego CA Unified School District GO	5.000%	7/1/2039	3,000	3,549
San Diego CA Unified School District GO	0.000%	7/1/2040	1,500	919
San Diego CA Unified School District GO	5.000%	7/1/2040	485	549
San Diego CA Unified School District GO	5.000%	7/1/2040	2,820	3,297
San Diego CA Unified School District GO	5.000%	7/1/2041	620	697
San Diego CA Unified School District GO	5.000%	7/1/2041	1,000	1,159
San Diego CA Unified School District GO	5.000%	7/1/2041	5,050	5,854
San Diego CA Unified School District GO	5.000%	7/1/2041	2,635	3,297
San Diego CA Unified School District GO	0.000%	7/1/2042	2,800	1,546
San Diego CA Unified School District GO	5.000%	7/1/2042	430	479
San Diego CA Unified School District GO	5.000%	7/1/2042	520	596
San Diego CA Unified School District GO	5.000%	7/1/2042	4,225	4,842
San Diego CA Unified School District GO	5.000%	7/1/2042	2,600	3,216
San Diego CA Unified School District GO	0.000%	7/1/2043	1,000	522
San Diego CA Unified School District GO	5.000%	7/1/2043	600	680
San Diego CA Unified School District GO	5.000%	7/1/2043	4,000	4,537
San Diego CA Unified School District GO	5.000%	7/1/2043	520	637
San Diego CA Unified School District GO	0.000%	7/1/2044	3,000	1,470
San Diego CA Unified School District GO	5.000%	7/1/2044	680	764
San Diego CA Unified School District GO	5.000%	7/1/2044	1,575	1,769
San Diego CA Unified School District GO	5.000%	7/1/2044	1,375	1,651
San Diego CA Unified School District GO	5.000%	7/1/2044	2,000	2,272
San Diego CA Unified School District GO	5.000%	7/1/2044	2,250	2,556
San Diego CA Unified School District GO	0.000%	7/1/2045	4,840	2,218
San Diego CA Unified School District GO	4.000%	7/1/2045	1,875	1,894
San Diego CA Unified School District GO	5.000%	7/1/2045	1,380	1,537
San Diego CA Unified School District GO	5.000%	7/1/2045	500	591
San Diego CA Unified School District GO	5.000%	7/1/2045	1,220	1,373
San Diego CA Unified School District GO	5.000%	7/1/2045	2,540	2,858
San Diego CA Unified School District GO	4.000%	7/1/2046	2,500	2,504
San Diego CA Unified School District GO, ETM	0.000%	7/1/2026	4,925	4,887
San Diego CA Unified School District GO, ETM	0.000%	7/1/2026	3,500	3,473
San Diego CA Unified School District GO, ETM	0.000%	7/1/2027	5,470	5,300
San Diego CA Unified School District GO, ETM	0.000%	7/1/2027	1,370	1,327
San Diego CA Unified School District GO, ETM	0.000%	7/1/2027	1,690	1,637
San Diego CA Unified School District GO, ETM	0.000%	7/1/2028	1,115	1,055
San Diego CA Unified School District GO, ETM	0.000%	7/1/2028	960	908
San Diego CA Unified School District GO, ETM	0.000%	7/1/2028	2,390	2,261
San Diego CA Unified School District GO, ETM	0.000%	7/1/2028	3,535	3,345
San Diego CA Unified School District GO, ETM	0.000%	7/1/2029	310	286
San Diego CA Unified School District GO, ETM	0.000%	7/1/2030	625	563
San Diego CA Unified School District GO, ETM	0.000%	7/1/2030	3,915	3,524
San Diego CA Unified School District GO, ETM	0.000%	7/1/2030	5,220	4,699
San Diego CA Unified School District GO, ETM	0.000%	7/1/2030	1,000	900
San Diego Community College District GO	4.000%	8/1/2041	1,450	1,528
San Diego Community College District GO	4.000%	8/1/2042	2,000	2,083
San Diego Community College District GO	4.000%	8/1/2043	2,000	2,058
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2027	2,035	2,120
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2030	780	859
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2032	1,000	1,040
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2033	1,315	1,366
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2033	455	511
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2033	800	920
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2034	1,870	2,043
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2034	1,010	1,048
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2035	2,925	3,186
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2035	1,000	1,036

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2036	2,765	2,861
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2036	410	455
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2037	8,000	8,283
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2037	1,600	1,688
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2037	1,690	1,745
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2037	560	617
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2038	2,850	3,127
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2038	585	642
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2039	3,035	3,318
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2039	615	672
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2039	6,025	6,459
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2040	650	708
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2040	1,000	1,145
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2041	2,520	2,593
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2041	2,250	2,565
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2042	3,000	3,074
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2042	2,500	2,826
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2042	1,350	1,568
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2043	1,455	1,630
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2043	1,220	1,401
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2044	2,470	2,598
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2044	2,935	3,330
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2045	3,190	3,571
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2038	3,665	4,112
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2041	2,250	2,572
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2042	2,000	2,267
	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue	4.200%	6/1/2040	9,270	9,543
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/2035	1,110	1,246
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/2037	3,360	3,572
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/2040	1,500	1,728
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/2042	2,500	2,833
[10]	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue TOB VRDO	1.910%	3/5/2026	7,025	7,025
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2040	3,000	3,545
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2041	2,240	2,612
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2042	2,670	3,073
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2043	3,275	3,720
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2044	2,230	2,502
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2045	1,995	2,210
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2038	1,000	1,108
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2040	800	911
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2041	1,630	1,770
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2042	1,000	1,116
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2043	1,420	1,596
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2044	1,000	1,111
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/2038	250	251
[4]	San Diego Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	0.000%	9/1/2026	3,665	3,622
	San Dieguito Union High School District GO	3.000%	8/1/2037	1,125	1,126
	San Dieguito Union High School District GO	3.000%	8/1/2038	5,690	5,636
	San Dieguito Union High School District GO	3.000%	8/1/2039	1,220	1,193
	San Dieguito Union High School District GO	3.000%	8/1/2040	2,235	2,099
	San Dieguito Union High School District GO	3.000%	8/1/2041	1,250	1,165
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2032	6,000	7,143
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2034	8,250	10,184
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2035	1,625	1,706
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2035	5,000	6,259
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/2039	2,500	2,001
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/2040	2,000	1,527
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2040	3,500	4,162
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2041	2,390	2,817
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2042	3,805	4,424
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2043	3,255	3,730
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2044	1,810	2,044
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2045	2,385	2,660
[10]	San Francisco Bay Area Rapid Transit District GO TOB VRDO	1.600%	3/2/2026	1,530	1,530
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/2034	1,615	1,641
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/2039	2,240	2,259
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	3.000%	7/1/2044	24,555	21,291
	San Francisco CA City & County (49 South Van Ness Project) COP	4.000%	4/1/2031	1,915	1,950
	San Francisco CA City & County (Animal Care & Control Project) COP	4.000%	4/1/2030	2,180	2,268
	San Francisco CA City & County (Animal Care & Control Project) COP	4.000%	4/1/2031	2,265	2,351

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco CA City & County (Animal Care & Control Project) COP	4.000%	4/1/2032	2,355	2,439
	San Francisco CA City & County (Animal Care & Control Project) COP	4.000%	4/1/2033	2,450	2,530
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/2030	8,085	8,133
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/2031	8,405	8,450
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	10/1/2031	6,075	6,148
	San Francisco CA City & County (Music Concourse Garage Project) COP	5.000%	4/1/2042	500	575
	San Francisco CA City & County (Music Concourse Garage Project) COP	4.000%	4/1/2043	500	508
	San Francisco CA City & County (Music Concourse Garage Project) COP	5.000%	4/1/2044	325	364
	San Francisco CA City & County (Music Concourse Garage Project) COP	4.000%	4/1/2045	125	124
	San Francisco CA City & County Community Facilities District No. 2014-1 Special Tax Revenue	5.000%	9/1/2042	1,000	1,086
	San Francisco CA City & County COP	4.000%	4/1/2043	1,065	1,082
	San Francisco CA City & County COP	4.000%	4/1/2044	1,260	1,270
	San Francisco CA City & County COP	4.000%	4/1/2045	800	796
[10]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/2026	150	151
[10]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/2031	375	387
[10]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/2036	2,100	2,141
	San Francisco CA City & County GO	2.000%	6/15/2031	1,815	1,738
	San Francisco CA City & County GO	2.000%	6/15/2032	4,110	3,889
	San Francisco CA City & County GO	4.000%	6/15/2032	5,460	5,679
	San Francisco CA City & County GO	2.000%	6/15/2033	4,775	4,447
	San Francisco CA City & County GO	4.000%	6/15/2035	200	206
	San Francisco CA City & County GO	4.000%	6/15/2037	1,145	1,194
	San Francisco CA City & County GO	4.000%	6/15/2042	4,500	4,571
	San Francisco CA City & County GO	4.000%	6/15/2042	3,270	3,322
[10]	San Francisco CA City & County Infrastructure & Revitalization Fing District No. 1 Facilities Tax Increment/Allocation Revenue	5.000%	9/1/2032	500	551
[10]	San Francisco CA City & County Infrastructure & Revitalization Fing District No. 1 Facilities Tax Increment/Allocation Revenue	5.000%	9/1/2032	420	463
[10]	San Francisco CA City & County Infrastructure & Revitalization Fing District No. 1 Facilities Tax Increment/Allocation Revenue	5.000%	9/1/2037	500	534
	San Francisco CA City & County Multifamily Housing Local or Guaranteed Housing Revenue	5.000%	2/1/2046	3,980	4,208
[10]	San Francisco CA City & County Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	1.950%	3/2/2026	45,900	45,900
[3,7,10]	San Francisco CA City & County Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	1.950%	3/5/2026	15,050	15,050
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2038	4,330	5,534
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2039	2,775	3,564
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2040	2,500	2,655
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2040	1,550	1,798
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2040	1,570	2,013
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2041	5,270	5,540
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2041	2,530	2,917
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2041	1,000	1,179
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2042	3,200	3,655
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2042	750	875
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2043	2,220	2,506
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2043	2,795	3,156
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2043	1,480	1,671
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2043	570	656
	San Francisco City & County Airport Commission San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2045	2,925	3,276
	San Francisco City & County Airport Commission San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2046	2,905	3,207
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2034	1,675	1,912
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2035	5,000	5,683
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2036	9,090	9,868
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2036	2,000	2,261
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/2037	7,750	8,110
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2037	10,800	11,682
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/2038	8,705	9,072
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2038	10,000	10,782
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/2039	4,875	5,053
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/2040	1,720	1,773

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2040	3,500	4,066
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2041	2,250	2,597
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2042	2,750	3,145
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2043	3,250	3,632
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2043	1,555	1,760
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2044	2,635	2,951
[7,10]	San Francisco City & County Local or Guaranteed Housing Revenue TOB VRDO	2.060%	3/5/2026	14,585	14,585
	San Francisco City & County Port Commission Port, Airport & Marina Revenue	4.000%	3/1/2039	1,240	1,278
	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	4.000%	11/1/2039	1,235	1,299
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2034	3,550	3,769
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2037	3,135	3,303
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2038	4,790	5,037
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2038	1,000	1,156
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2039	1,400	1,491
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2041	1,595	1,808
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2043	25,340	26,263
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2046	11,725	12,902
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/2029	45,655	48,279
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	4/1/2028	495	527
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	10/1/2032	1,375	1,632
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	10/1/2032	1,000	1,187
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	10/1/2032	1,490	1,769
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	10/1/2032	1,500	1,780
[4]	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.250%	8/1/2039	1,100	1,279
[4]	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.250%	8/1/2040	1,500	1,733
[4]	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.250%	8/1/2041	1,655	1,901
[4]	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.250%	8/1/2042	1,250	1,423
[4]	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.250%	8/1/2043	1,000	1,126
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/2026	510	516
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/2028	885	895
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/2029	755	763
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/2030	605	612
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/2031	935	945
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/2032	860	869
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/2033	750	758
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/2034	555	561
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/2035	620	626
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/2036	780	787
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/2027	140	140
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/2029	460	461
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/2031	400	401
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/2032	450	455
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/2032	1,000	1,011
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/2033	670	677
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/2033	660	667
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/2034	700	707
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/2034	660	667

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/2035	400	404
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/2035	900	909
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/2036	350	353
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/2036	625	631
[4]	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Transbay Infrastructure Projects)	5.000%	8/1/2043	2,210	2,452
[3]	San Francisco Community College District GO	5.000%	6/15/2030	575	651
[3]	San Francisco Community College District GO	5.000%	6/15/2031	430	499
	San Francisco Community College District GO	5.000%	6/15/2032	805	906
[3]	San Francisco Community College District GO	5.000%	6/15/2032	575	680
	San Francisco Community College District GO	4.000%	6/15/2033	850	906
[3]	San Francisco Community College District GO	5.000%	6/15/2033	750	903
	San Francisco Community College District GO	4.000%	6/15/2034	595	631
[3]	San Francisco Community College District GO	5.000%	6/15/2034	800	975
[3]	San Francisco Community College District GO	5.000%	6/15/2039	1,200	1,393
[3]	San Francisco Community College District GO	5.000%	6/15/2040	1,600	1,844
[3]	San Francisco Community College District GO	5.000%	6/15/2041	5,300	6,067
[3]	San Francisco Community College District GO	5.000%	6/15/2042	5,665	6,418
[3]	San Francisco Community College District GO	5.000%	6/15/2043	6,335	7,091
[3]	San Francisco Community College District GO	5.000%	6/15/2044	5,000	5,523
	San Francisco County Transportation Authority Sales Tax Revenue	3.000%	2/1/2032	1,310	1,314
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/2041	620	623
	San Francisco Unified School District GO	4.000%	6/15/2033	3,140	3,236
	San Francisco Unified School District GO	4.000%	6/15/2035	2,010	2,057
	San Francisco Unified School District GO	5.000%	6/15/2035	1,200	1,413
	San Francisco Unified School District GO	4.000%	6/15/2036	2,540	2,593
	San Francisco Unified School District GO	5.000%	6/15/2036	2,750	3,211
	San Francisco Unified School District GO	5.000%	6/15/2037	7,565	8,290
	San Francisco Unified School District GO	3.000%	6/15/2038	9,120	8,921
	San Francisco Unified School District GO	5.000%	6/15/2038	4,000	4,362
	San Francisco Unified School District GO	3.000%	6/15/2039	9,000	8,703
	San Francisco Unified School District GO	5.000%	6/15/2039	2,065	2,244
	San Francisco Unified School District GO	5.000%	6/15/2039	2,750	3,139
	San Francisco Unified School District GO	3.000%	6/15/2040	7,025	6,618
	San Francisco Unified School District GO	5.000%	6/15/2040	3,000	3,389
	San Francisco Unified School District GO	5.000%	6/15/2041	1,100	1,231
	San Francisco Unified School District GO	5.000%	6/15/2042	1,395	1,547
	San Francisco Unified School District GO	5.000%	6/15/2043	1,855	2,040
	San Gabriel Unified School District GO	0.000%	8/1/2036	1,300	928
	San Jacinto Community Facilities District Special Tax Revenue	5.000%	9/1/2028	1,080	1,090
	San Jacinto Community Facilities District Special Tax Revenue	5.000%	9/1/2029	1,165	1,176
	San Jacinto Community Facilities District Special Tax Revenue	5.000%	9/1/2030	1,225	1,236
[4]	San Jacinto Unified School District COP	5.000%	9/1/2029	1,255	1,383
[4]	San Jacinto Unified School District COP	5.000%	9/1/2031	1,385	1,558
[4]	San Jacinto Unified School District COP	5.000%	9/1/2033	1,525	1,705
[4]	San Jacinto Unified School District COP	5.000%	9/1/2035	1,685	1,867
[3]	San Jacinto Unified School District GO	3.750%	8/1/2041	300	300
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/2033	7,115	7,330
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/2034	1,485	1,528
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/2038	3,385	3,629
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/2041	2,645	2,803
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/2041	17,480	17,838
[2]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/2027	100	98
[2]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/2031	140	121
[2]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/2032	1,160	971
[2]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/2034	725	564
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2034	10,725	11,364
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2034	8,945	9,478
[2]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/2035	120	90
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2035	1,730	1,822
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2036	1,415	1,483
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2037	435	453
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2038	610	632
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2039	315	324
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2040	485	494
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2044	2,000	1,947

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/2044	1,100	1,101
	San Joaquin Regional Rail Commission COP	5.000%	5/1/2026	200	201
	San Joaquin Regional Rail Commission COP	5.000%	5/1/2027	170	175
	San Joaquin Regional Rail Commission COP	5.000%	5/1/2028	225	239
	San Joaquin Regional Rail Commission COP	5.000%	5/1/2029	275	300
	San Joaquin Regional Rail Commission COP	5.000%	5/1/2030	375	420
	San Joaquin Regional Rail Commission COP	5.000%	5/1/2031	700	794
	San Joaquin Regional Rail Commission COP	5.000%	5/1/2032	725	827
	San Joaquin Regional Rail Commission COP	5.000%	5/1/2033	760	863
	San Joaquin Regional Rail Commission COP	5.000%	5/1/2034	765	864
	San Joaquin Regional Rail Commission COP	4.000%	5/1/2035	370	393
	San Joaquin Regional Rail Commission COP	4.000%	5/1/2036	375	396
	San Joaquin Regional Rail Commission COP	4.000%	5/1/2037	1,000	1,050
	San Joaquin Regional Rail Commission COP	4.000%	5/1/2038	620	649
	San Joaquin Regional Rail Commission COP	4.000%	5/1/2039	755	788
	San Joaquin Regional Rail Commission COP	4.000%	5/1/2040	1,275	1,327
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue PUT	5.500%	7/1/2035	71,790	81,766
	San Jose CA Local or Guaranteed Housing Revenue	5.000%	9/1/2044	9,245	10,136
	San Jose CA Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2026	2,000	2,012
	San Jose Evergreen Community College District GO	4.000%	9/1/2031	700	731
	San Jose Evergreen Community College District GO	4.000%	9/1/2032	985	1,025
	San Jose Evergreen Community College District GO	4.000%	9/1/2033	850	883
	San Jose Evergreen Community College District GO	3.000%	9/1/2037	2,250	2,237
	San Jose Evergreen Community College District GO	3.000%	9/1/2038	4,150	4,082
	San Jose Evergreen Community College District GO	3.000%	9/1/2039	3,500	3,406
	San Jose Evergreen Community College District GO	4.000%	9/1/2041	2,600	2,736
	San Jose Evergreen Community College District GO	4.000%	9/1/2042	2,345	2,445
	San Jose Evergreen Community College District GO	4.000%	9/1/2043	1,500	1,547
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/2039	1,325	1,520
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/2040	2,000	2,269
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/2042	1,250	1,403
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/2027	2,455	2,559
[2]	San Jose Unified School District GO	0.000%	8/1/2028	8,455	8,019
	San Juan Unified School District GO	4.000%	8/1/2030	700	732
	San Juan Unified School District GO	4.000%	8/1/2031	1,000	1,042
	San Juan Unified School District GO	4.000%	8/1/2032	1,270	1,322
	San Juan Unified School District GO	3.000%	8/1/2036	2,630	2,628
	San Juan Unified School District GO	2.375%	8/1/2040	2,000	1,646
	San Juan Unified School District GO	2.375%	8/1/2041	1,955	1,559
	San Juan Unified School District GO	4.000%	8/1/2041	1,500	1,570
	San Juan Unified School District GO	5.000%	8/1/2041	4,000	4,337
	San Juan Unified School District GO	4.000%	8/1/2042	2,500	2,593
	San Juan Unified School District GO	5.250%	8/1/2042	10,585	12,406
	San Juan Unified School District GO	4.000%	8/1/2043	2,510	2,579
	San Juan Unified School District GO	5.250%	8/1/2043	5,000	5,790
	San Juan Unified School District GO	4.000%	8/1/2044	4,665	4,750
	San Juan Unified School District GO	5.250%	8/1/2044	4,000	4,579
[3]	San Leandro Unified School District GO	4.000%	8/1/2028	200	210
[3]	San Leandro Unified School District GO	4.000%	8/1/2030	355	371
[3]	San Leandro Unified School District GO	4.000%	8/1/2031	415	433
[3]	San Leandro Unified School District GO	4.000%	8/1/2032	500	520
[3]	San Leandro Unified School District GO	4.000%	8/1/2033	400	414
[3]	San Leandro Unified School District GO	4.000%	8/1/2034	670	693
[3]	San Leandro Unified School District GO	4.000%	8/1/2034	1,200	1,283
[3]	San Leandro Unified School District GO	4.000%	8/1/2035	275	283
[3]	San Leandro Unified School District GO	4.000%	8/1/2035	1,325	1,410
	San Leandro Unified School District GO	5.000%	8/1/2043	800	919
	San Leandro Unified School District GO	5.000%	8/1/2044	375	425
	San Leandro Unified School District GO	5.000%	8/1/2045	500	560
	San Leandro Unified School District GO	5.000%	8/1/2046	500	553
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/2028	155	159
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/2030	120	125
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/2032	100	105
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/2033	100	104
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/2036	325	334
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/2039	660	667
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/2041	150	149
	San Luis Obispo County Community College District GO	4.000%	8/1/2040	500	532
	San Luis Obispo County Community College District GO	4.000%	8/1/2041	700	741
	San Luis Obispo County Community College District GO	4.000%	8/1/2042	900	943

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Luis Obispo County Community College District GO	4.000%	8/1/2043	900	933
	San Luis Obispo County Financing Authority Lease (Appropriation) Revenue (Multiple Capital Projects)	5.250%	11/15/2040	2,540	2,906
	San Luis Obispo County Financing Authority Lease (Appropriation) Revenue (Multiple Capital Projects)	5.250%	11/15/2041	1,665	1,889
	San Luis Obispo County Financing Authority Lease (Appropriation) Revenue (Multiple Capital Projects)	5.250%	11/15/2042	1,615	1,817
[4]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/2027	600	625
[4]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/2028	890	927
[4]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/2030	750	781
[4]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/2031	1,060	1,102
[4]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/2032	850	882
[4]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/2033	1,135	1,176
[4]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/2035	1,000	1,034
[4]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/2036	1,325	1,367
[4]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/2037	1,750	1,803
	San Marcos Unified School District GO	0.000%	8/1/2030	2,000	1,789
	San Marcos Unified School District GO	0.000%	8/1/2031	2,000	1,738
	San Marcos Unified School District GO	0.000%	8/1/2032	1,165	988
	San Marcos Unified School District GO	0.000%	8/1/2032	2,500	2,104
	San Marcos Unified School District GO	0.000%	8/1/2041	3,000	1,690
	San Marcos Unified School District GO	5.000%	8/1/2041	1,750	2,035
	San Marcos Unified School District GO	5.000%	8/1/2041	900	1,047
	San Marcos Unified School District GO	0.000%	8/1/2042	1,140	607
	San Marcos Unified School District GO	5.000%	8/1/2042	4,050	4,658
	San Marcos Unified School District GO	0.000%	8/1/2043	1,500	753
	San Marcos Unified School District GO	5.000%	8/1/2043	4,000	4,548
	San Marcos Unified School District GO	5.000%	8/1/2044	780	873
	San Marcos Unified School District GO	5.000%	8/1/2045	890	985
[2]	San Mateo County Community College District GO	0.000%	9/1/2028	6,550	6,197
[2]	San Mateo County Community College District GO	0.000%	3/1/2031	2,375	2,117
	San Mateo County Community College District GO	4.000%	9/1/2034	2,670	2,767
[2]	San Mateo County Community College District GO	0.000%	9/1/2035	11,000	8,471
[2]	San Mateo County Community College District GO	0.000%	9/1/2036	18,855	13,920
[7]	San Mateo County Transit District Sales Tax Revenue VRDO	1.100%	3/2/2026	15,750	15,750
	San Mateo Foster City CA School District GO	4.000%	8/1/2042	1,000	1,042
	San Mateo Foster City CA School District GO	4.000%	8/1/2043	1,200	1,238
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/2035	1,535	1,618
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	5.000%	8/1/2036	1,505	1,633
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/2039	1,275	1,308
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/2037	4,755	4,739
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/2038	4,900	4,830
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/2039	5,045	4,919
[4]	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/2035	4,875	5,196
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/2036	6,075	6,458
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/2037	6,435	6,817
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/2043	7,075	7,365
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue, Prere.	4.000%	7/15/2026	5,000	5,039
[5]	San Mateo Union High School District GO	5.000%	9/1/2030	2,000	2,244
[5]	San Mateo Union High School District GO	5.000%	9/1/2031	1,400	1,604
[5]	San Mateo Union High School District GO	5.000%	9/1/2032	1,210	1,412
[5]	San Mateo Union High School District GO	5.000%	9/1/2033	2,325	2,760
[5]	San Mateo Union High School District GO	5.000%	9/1/2034	1,835	2,210
[5]	San Mateo Union High School District GO	5.000%	9/1/2035	1,000	1,217
[5]	San Mateo Union High School District GO	5.000%	9/1/2036	1,000	1,224
[5]	San Mateo Union High School District GO	5.000%	9/1/2037	750	908
[5]	San Mateo Union High School District GO	5.000%	9/1/2039	1,000	1,184
[4]	San Pablo Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	11/1/2042	3,815	3,917
[2]	San Rafael CA City High School District GO	0.000%	8/1/2026	3,315	3,283
[2]	San Rafael CA City High School District GO	0.000%	8/1/2029	6,505	5,989
	San Rafael CA City High School District GO	4.000%	8/1/2035	1,075	1,129
	San Rafael CA City High School District GO	4.000%	8/1/2036	1,200	1,252
	San Rafael CA City High School District GO	3.000%	8/1/2038	2,875	2,848
	San Rafael CA City High School District GO	3.000%	8/1/2039	2,500	2,445
	San Rafael CA City High School District GO	3.000%	8/1/2040	1,450	1,358
[2]	San Rafael City Elementary School District GO	0.000%	8/1/2028	3,175	2,991
[2]	San Rafael City Elementary School District GO	0.000%	8/1/2029	3,025	2,781
	San Rafael City Elementary School District GO	3.000%	8/1/2037	825	817
[9]	San Ramon Public Financing Authority Tax Increment/Allocation Revenue	0.000%	2/1/2027	1,700	1,658
[9]	San Ramon Public Financing Authority Tax Increment/Allocation Revenue	0.000%	2/1/2028	1,800	1,706
[3]	San Ramon Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	2/1/2027	1,670	1,685
	San Ramon Valley Fire Protection District (Public Safety Complex & Fire Training Facility Projects) COP	4.000%	8/1/2026	100	101
	San Ramon Valley Fire Protection District (Public Safety Complex & Fire Training Facility Projects) COP	4.000%	8/1/2027	100	103

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Ramon Valley Fire Protection District (Public Safety Complex & Fire Training Facility Projects) COP	4.000%	8/1/2030	105	114
	San Ramon Valley Fire Protection District (Public Safety Complex & Fire Training Facility Projects) COP	4.000%	8/1/2031	200	216
	San Ramon Valley Fire Protection District (Public Safety Complex & Fire Training Facility Projects) COP	4.000%	8/1/2032	125	135
	San Ramon Valley Fire Protection District (Public Safety Complex & Fire Training Facility Projects) COP	4.000%	8/1/2036	530	559
	San Ramon Valley Fire Protection District (Public Safety Complex & Fire Training Facility Projects) COP	4.000%	8/1/2037	300	314
	San Ramon Valley Fire Protection District (Public Safety Complex & Fire Training Facility Projects) COP	2.250%	8/1/2038	290	250
	San Ramon Valley Fire Protection District (Public Safety Complex & Fire Training Facility Projects) COP	2.375%	8/1/2039	870	746
	San Ramon Valley Fire Protection District (Public Safety Complex & Fire Training Facility Projects) COP	4.000%	8/1/2040	300	308
[2]	San Ysidro School District GO	0.000%	8/1/2026	4,770	4,715
[2]	San Ysidro School District GO	0.000%	8/1/2029	1,100	997
[4]	San Ysidro School District GO	5.000%	8/1/2040	1,115	1,265
[4]	San Ysidro School District GO	5.000%	8/1/2040	1,105	1,253
[4]	San Ysidro School District GO	5.000%	8/1/2041	1,155	1,307
[4]	San Ysidro School District GO	5.000%	8/1/2041	1,220	1,380
[3]	San Ysidro School District GO	5.000%	8/1/2044	1,935	2,161
[3]	San Ysidro School District GO	5.000%	8/1/2045	2,840	3,135
[4]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/2033	435	508
[4]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/2038	2,000	2,263
[4]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/2041	6,780	7,493
[3]	Sanger Unified School District GO	3.000%	8/1/2035	680	681
[3]	Sanger Unified School District GO	3.000%	8/1/2036	750	750
[3]	Sanger Unified School District GO	3.000%	8/1/2037	820	819
[3]	Sanger Unified School District GO	4.000%	8/1/2037	330	349
[3]	Sanger Unified School District GO	3.000%	8/1/2039	375	368
[3]	Sanger Unified School District GO	4.000%	8/1/2039	330	345
[3]	Sanger Unified School District GO	4.000%	8/1/2040	250	259
[3]	Sanger Unified School District GO	4.000%	8/1/2041	325	337
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/2029	350	359
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/2030	500	512
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/2031	510	522
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/2032	500	511
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/2033	880	899
[4]	Santa Ana Unified School District (Capital Appreciation-Financing Project) COP	0.000%	4/1/2032	1,750	1,451
[2]	Santa Ana Unified School District GO	0.000%	8/1/2031	4,020	3,491
[4]	Santa Ana Unified School District GO	0.000%	8/1/2034	11,400	9,028
[4]	Santa Ana Unified School District GO	0.000%	8/1/2037	3,330	2,320
	Santa Ana Unified School District GO	4.000%	8/1/2045	5,680	5,678
	Santa Barbara CA Housing Authority Local or Guaranteed Housing Revenue	4.000%	12/1/2038	375	383
	Santa Barbara CA Housing Authority Local or Guaranteed Housing Revenue	4.000%	12/1/2038	335	342
	Santa Barbara County College School District GO	0.000%	8/1/2033	1,000	822
	Santa Barbara Unified School District GO	4.000%	8/1/2030	875	899
[6]	Santa Barbara Unified School District GO, 5.400% coupon rate effective 8/1/2027	0.000%	8/1/2045	1,060	1,083
	Santa Clara County CA GO	3.500%	8/1/2038	70	70
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/2036	2,000	2,000
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/2037	2,000	1,979
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/2038	2,000	1,960
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/2038	2,500	2,460
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/2039	2,000	1,942
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/2040	2,000	1,883
	Santa Clara Unified School District GO	3.000%	7/1/2032	390	391
	Santa Clara Unified School District GO	3.250%	7/1/2044	7,000	6,314
[2]	Santa Clarita Community College District GO	0.000%	8/1/2028	400	379
[4]	Santa Clarita Community College District GO	0.000%	8/1/2029	3,030	2,805
[4]	Santa Clarita Community College District GO	0.000%	8/1/2030	2,160	1,953
	Santa Clarita Community College District GO	3.000%	8/1/2033	350	353
	Santa Clarita Community College District GO	3.000%	8/1/2037	800	793
	Santa Clarita Community College District GO	3.000%	8/1/2038	750	738
	Santa Clarita Community College District GO	3.000%	8/1/2039	900	872
	Santa Clarita Community College District GO	3.000%	8/1/2040	800	746
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	3.000%	6/1/2031	375	379
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	3.000%	6/1/2032	340	343
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.000%	6/1/2034	435	400
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.125%	6/1/2035	445	408
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.250%	6/1/2036	250	228
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.375%	6/1/2038	400	354
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.500%	6/1/2041	555	463
	Santa Cruz City High School District GO	2.000%	8/1/2038	2,955	2,498
	Santa Cruz City High School District GO	2.125%	8/1/2039	3,070	2,583
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/2031	110	116
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/2032	140	148

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/2033	135	142
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/2034	250	261
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/2045	1,000	1,003
	Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	3.000%	6/1/2036	800	805
	Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	3.000%	6/1/2039	900	884
	Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	3.000%	6/1/2040	700	662
	Santa Monica CA Water Revenue	3.000%	8/1/2038	1,535	1,532
	Santa Monica CA Water Revenue	3.000%	8/1/2039	2,565	2,533
	Santa Monica CA Water Revenue	3.000%	8/1/2040	2,575	2,497
	Santa Monica CA Water Revenue	3.000%	8/1/2041	1,775	1,664
	Santa Monica Community College District GO	5.000%	8/1/2031	600	645
	Santa Monica Community College District GO	4.000%	8/1/2033	500	519
	Santa Monica Community College District GO	4.000%	8/1/2034	655	677
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	4.000%	7/1/2041	665	684
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/2028	100	104
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/2029	150	156
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/2030	220	228
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/2032	350	362
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/2034	500	516
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/2036	345	352
[5]	Santa Monica-Malibu Unified School District GO	5.000%	7/1/2034	6,265	7,642
[5]	Santa Monica-Malibu Unified School District GO	5.000%	7/1/2035	6,330	7,815
	Santa Monica-Malibu Unified School District GO	3.000%	8/1/2042	1,600	1,450
	Santa Monica-Malibu Unified School District GO	5.000%	8/1/2044	3,885	4,342
	Santa Monica-Malibu Unified School District GO	5.000%	8/1/2045	4,480	4,961
	Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/2026	920	935
[4,9]	Santa Rosa CA Wastewater Sewer Revenue	0.000%	9/1/2028	11,095	10,484
[3]	Santa Rosa Elementary School District GO	4.000%	8/1/2036	750	774
[3]	Santa Rosa Elementary School District GO	4.000%	8/1/2038	915	940
[3]	Santa Rosa Elementary School District GO	4.000%	8/1/2042	1,000	1,012
[3]	Santa Rosa High School District GO	4.000%	8/1/2035	1,520	1,597
[4]	Santa Rosa High School District GO	5.000%	8/1/2035	750	758
[3]	Santa Rosa High School District GO	4.000%	8/1/2037	425	440
[4]	Santa Rosa High School District GO	5.000%	8/1/2038	250	252
[3]	Santa Rosa High School District GO	4.000%	8/1/2040	1,105	1,130
[3]	Santa Rosa High School District GO	4.000%	8/1/2041	1,000	1,017
	Santa Rosa High School District GO	5.000%	8/1/2041	505	585
[3]	Santa Rosa High School District GO	4.000%	8/1/2042	2,275	2,306
	Santa Rosa High School District GO	4.000%	8/1/2042	3,315	3,406
	Santa Rosa High School District GO	5.000%	8/1/2042	1,000	1,146
	Santa Rosa High School District GO	5.000%	8/1/2044	1,170	1,308
[2]	Saratoga Union School District GO	0.000%	3/1/2028	2,000	1,917
	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/2026	690	696
[3]	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/2030	500	527
[3]	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/2033	600	627
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/2036	2,375	2,379
[4]	Savanna School District GO	0.000%	8/1/2044	1,765	826
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/2026	300	301
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	660	693
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	945	1,011
[4]	Simi Valley Unified School District GO	0.000%	8/1/2026	3,030	3,004
[4]	Simi Valley Unified School District GO	0.000%	8/1/2027	2,950	2,863
[4]	Simi Valley Unified School District GO	0.000%	8/1/2028	4,785	4,540
[4]	Simi Valley Unified School District GO	0.000%	8/1/2030	2,975	2,696
	Simi Valley Unified School District GO	4.000%	8/1/2032	200	205
	Simi Valley Unified School District GO	3.000%	8/1/2035	525	526
	Simi Valley Unified School District GO	3.000%	8/1/2036	750	749
	Simi Valley Unified School District GO	3.000%	8/1/2037	500	495
[4]	Solana Beach School District Special Tax Revenue	5.000%	9/1/2035	225	266
[4]	Solana Beach School District Special Tax Revenue	5.000%	9/1/2037	500	581
[4]	Solana Beach School District Special Tax Revenue	5.000%	9/1/2038	240	277
[4]	Solana Beach School District Special Tax Revenue	5.000%	9/1/2039	300	344
[4]	Solana Beach School District Special Tax Revenue	4.000%	9/1/2042	1,650	1,706
	Solano County Community College District GO	5.000%	8/1/2040	550	631
	Solano County Community College District GO	5.000%	8/1/2041	600	685
	Solano County Community College District GO	5.000%	8/1/2042	4,000	4,526
	Solano County Community College District GO	4.000%	8/1/2043	750	777
	Solano Irrigation District COP	4.000%	8/1/2041	3,935	4,005
	Sonoma County Junior College District GO	3.000%	8/1/2039	3,055	2,895
	Sonoma Valley Unified School District GO	0.000%	8/1/2029	1,500	1,386

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sonoma Valley Unified School District GO	0.000%	8/1/2030	3,500	3,151
[4]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/2031	310	340
[4]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/2032	485	531
[4]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/2033	905	988
[4]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/2034	1,300	1,415
[4]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/2037	2,165	2,333
[4]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/2038	2,540	2,726
[4]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/2031	10	11
[4]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/2032	15	16
[4]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/2033	30	33
[4]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/2034	45	49
[4]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/2037	75	81
[4]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/2038	90	98
	South Orange County Public Financing Authority Special Tax Revenue	5.000%	8/15/2027	1,400	1,461
	South Orange County Public Financing Authority Special Tax Revenue	5.000%	8/15/2028	950	1,022
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/2033	355	380
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/2037	550	576
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/2040	700	720
	South San Francisco Unified School District GO	4.000%	9/1/2041	1,685	1,757
	South San Francisco Unified School District GO	4.000%	9/1/2042	1,855	1,918
[4]	South Tahoe Joint Powers Financing Authority Tax Increment/Allocation Revenue (South Tahoe Redevelopment Project)	4.000%	10/1/2034	1,000	1,001
[4]	Southern California Logistics Airport Authority Tax Increment/Allocation Revenue	5.000%	12/1/2036	415	504
[4]	Southern California Logistics Airport Authority Tax Increment/Allocation Revenue	5.000%	12/1/2037	435	523
[4]	Southern California Logistics Airport Authority Tax Increment/Allocation Revenue	5.000%	12/1/2038	500	597
[4]	Southern California Logistics Airport Authority Tax Increment/Allocation Revenue	5.000%	12/1/2039	500	590
[4]	Southern California Logistics Airport Authority Tax Increment/Allocation Revenue	5.000%	12/1/2040	500	585
[4]	Southern California Logistics Airport Authority Tax Increment/Allocation Revenue	5.000%	12/1/2041	600	697
[4]	Southern California Logistics Airport Authority Tax Increment/Allocation Revenue	5.000%	12/1/2042	575	660
[4]	Southern California Logistics Airport Authority Tax Increment/Allocation Revenue	5.000%	12/1/2043	500	566
	Southern California Metropolitan Water District Water Revenue	4.000%	10/1/2028	1,825	1,924
	Southern California Metropolitan Water District Water Revenue	4.000%	10/1/2029	1,145	1,228
	Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2029	2,610	2,912
	Southern California Metropolitan Water District Water Revenue	4.000%	10/1/2030	4,445	4,834
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2038	16,400	18,162
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2038	1,685	1,944
	Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2038	1,910	2,079
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2039	1,850	2,123
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2040	2,000	2,269
	Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2043	1,225	1,393
	Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2044	1,490	1,676
	Southern California Metropolitan Water District Water Revenue PUT	5.000%	7/1/2031	3,975	4,443
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2027	155	155
	Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/2032	1,200	1,380
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2030	53,930	58,023
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2031	5,675	6,418
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2042	3,500	3,853
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2043	6,500	7,085
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2043	10,045	10,949
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	4.000%	7/1/2039	1,305	1,341
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	4.000%	7/1/2040	625	639
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2029	480	522
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2030	995	1,105
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2031	400	452
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2032	530	609
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2033	450	525
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2034	650	766
[3]	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2035	650	774
[3]	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2036	750	888
[3]	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2037	915	1,072
[3]	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2038	1,175	1,365
[3]	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2039	2,000	2,302
[3]	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2040	1,600	1,829
[3]	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.250%	7/1/2041	2,000	2,317
[3]	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.250%	7/1/2042	1,320	1,518
[3]	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.250%	7/1/2043	1,700	1,932

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.250%	7/1/2044	1,200	1,349
[3]	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.250%	7/1/2045	1,750	1,949
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.250%	7/1/2046	2,505	2,735
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project)	5.000%	7/1/2032	1,110	1,250
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project)	5.000%	7/1/2035	1,000	1,115
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project) PUT	3.700%	7/1/2027	5,240	5,270
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2029	450	489
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2041	8,780	9,835
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2042	6,250	6,955
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2043	12,125	13,344
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2044	1,145	1,248
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2045	10,280	11,108
	Southern California Public Power Authority Intergovernmental Agreement Revenue PUT	5.000%	7/1/2029	11,430	12,150
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/2028	3,875	4,126
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/2036	2,600	2,845
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-20) VRDO	1.450%	3/2/2026	33,955	33,955
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/2028	2,425	2,564
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/2029	395	425
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/2033	11,385	12,890
	Southwestern Community College District GO	4.000%	8/1/2031	300	307
	Southwestern Community College District GO	4.000%	8/1/2032	250	256
	Southwestern Community College District GO	4.000%	8/1/2033	300	306
	Southwestern Community College District GO	4.000%	8/1/2036	1,360	1,396
	Southwestern Community College District GO	4.000%	8/1/2037	400	422
	Southwestern Community College District GO	3.000%	8/1/2038	900	888
	Southwestern Community College District GO	3.000%	8/1/2040	2,425	2,291
	Southwestern Community College District GO	0.000%	8/1/2041	1,500	870
	Southwestern Community College District GO	5.250%	8/1/2041	750	892
	Southwestern Community College District GO	5.250%	8/1/2042	1,000	1,176
	Southwestern Community College District GO	5.250%	8/1/2043	1,530	1,774
	Southwestern Community College District GO	5.250%	8/1/2044	2,000	2,288
	Southwestern Community College District GO	5.250%	8/1/2045	1,000	1,128
	St. Helena Unified School District GO	4.000%	8/1/2027	3,180	3,244
	State Center Community College District GO	3.000%	8/1/2034	1,500	1,526
	State Center Community College District GO	3.000%	8/1/2040	5,000	4,663
	Stockton Community Facilities District Special Tax Revenue	5.000%	9/1/2039	750	807
[3]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/2027	2,200	2,303
[3]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/2028	1,815	1,953
[3]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/2030	1,765	1,897
[3]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/2032	1,635	1,754
[3]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/2033	1,290	1,382
[3]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/2034	1,590	1,701
[3]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/2035	1,550	1,654
[4]	Stockton Public Financing Authority Intergovernmental Agreement Revenue (Wastewater Refunding Project)	5.000%	9/1/2027	1,600	1,671
[4]	Stockton Public Financing Authority Intergovernmental Agreement Revenue (Wastewater Refunding Project)	5.000%	9/1/2028	1,115	1,197
[4]	Stockton Public Financing Authority Intergovernmental Agreement Revenue (Wastewater Refunding Project)	5.000%	9/1/2029	1,105	1,217
[4]	Stockton Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2033	2,890	2,927
[4]	Stockton Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2034	2,070	2,096
[4]	Stockton Unified School District GO	0.000%	8/1/2027	740	716
[4]	Stockton Unified School District GO	5.000%	7/1/2028	1,395	1,498
[4]	Stockton Unified School District GO	5.000%	8/1/2028	1,190	1,281
[4]	Stockton Unified School District GO	5.000%	8/1/2028	2,500	2,691
[4]	Stockton Unified School District GO	5.000%	8/1/2028	1,400	1,507
[3]	Stockton Unified School District GO	5.000%	8/1/2029	805	866
[4]	Stockton Unified School District GO	5.000%	8/1/2029	2,580	2,856
[4]	Stockton Unified School District GO	5.000%	8/1/2029	1,910	2,115
[4]	Stockton Unified School District GO	5.000%	8/1/2030	3,000	3,405
[4]	Stockton Unified School District GO	5.000%	8/1/2030	4,550	5,165
[4]	Stockton Unified School District GO	0.000%	8/1/2033	635	522
[3]	Stockton Unified School District GO	5.000%	8/1/2033	750	906
[4]	Stockton Unified School District GO	4.000%	8/1/2034	2,500	2,709
[4]	Stockton Unified School District GO	4.000%	8/1/2035	1,000	1,078
[3]	Stockton Unified School District GO	5.000%	8/1/2035	965	1,196

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Stockton Unified School District GO	4.000%	8/1/2036	2,000	2,135
[4]	Stockton Unified School District GO	4.000%	8/1/2037	2,250	2,380
[3]	Stockton Unified School District GO	5.000%	8/1/2037	1,620	1,935
[3]	Stockton Unified School District GO	5.000%	8/1/2037	1,425	1,732
[4]	Stockton Unified School District GO	4.000%	8/1/2038	1,145	1,203
[3]	Stockton Unified School District GO	5.000%	8/1/2038	2,020	2,392
[3]	Stockton Unified School District GO	5.000%	8/1/2039	600	703
[4]	Stockton Unified School District GO	4.000%	8/1/2040	2,600	2,695
[4]	Stockton Unified School District GO	3.000%	8/1/2041	1,000	907
[3]	Stockton Unified School District GO	5.000%	8/1/2043	2,830	3,205
[3]	Stockton Unified School District GO	5.000%	8/1/2044	3,500	3,913
[3]	Stockton Unified School District GO	5.000%	8/1/2045	2,000	2,206
[3,10]	Stockton Unified School District GO TOB VRDO	2.000%	3/2/2026	3,800	3,800
[3]	Suisun City Redevelopment Agency Tax Increment/Allocation Revenue (Redevelopment Project)	5.000%	10/1/2026	1,275	1,278
[3]	Suisun City Redevelopment Agency Tax Increment/Allocation Revenue (Redevelopment Project)	5.000%	10/1/2027	1,360	1,363
[3]	Suisun City Redevelopment Agency Tax Increment/Allocation Revenue (Redevelopment Project)	5.000%	10/1/2028	1,280	1,283
[3]	Suisun City Redevelopment Agency Tax Increment/Allocation Revenue (Redevelopment Project)	5.000%	10/1/2029	2,255	2,261
[3]	Suisun City Redevelopment Agency Tax Increment/Allocation Revenue (Redevelopment Project)	5.000%	10/1/2030	1,000	1,003
	Sulphur Springs Union School District Special Tax Revenue	5.000%	9/1/2039	1,175	1,273
	Sunnyvale Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/2042	1,150	1,324
	Sunnyvale Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/2043	1,000	1,136
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/2037	1,925	2,013
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/2038	3,015	3,132
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/2039	2,000	2,069
[4]	Sutter Butte Flood Control Agency Special Assessment Revenue	5.000%	10/1/2030	500	562
[4]	Sutter Butte Flood Control Agency Special Assessment Revenue	5.000%	10/1/2032	420	490
[4]	Sutter Butte Flood Control Agency Special Assessment Revenue	5.000%	10/1/2033	1,000	1,186
[4]	Sutter Butte Flood Control Agency Special Assessment Revenue	5.000%	10/1/2035	1,000	1,210
[4]	Sutter Butte Flood Control Agency Special Assessment Revenue	5.000%	10/1/2036	500	598
[4]	Sutter Butte Flood Control Agency Special Assessment Revenue	5.000%	10/1/2038	1,200	1,411
[4]	Sutter Butte Flood Control Agency Special Assessment Revenue	5.000%	10/1/2039	400	467
[4]	Sutter Butte Flood Control Agency Special Assessment Revenue	5.000%	10/1/2040	275	319
[4]	Sweetwater Union High School District GO	0.000%	8/1/2035	2,230	1,588
[4]	Sweetwater Union High School District GO	0.000%	8/1/2036	2,640	1,769
[4]	Sweetwater Union High School District GO	0.000%	8/1/2037	1,250	789
[4]	Sweetwater Union High School District GO	0.000%	8/1/2038	720	427
[10]	Sweetwater Union High School District GO TOB VRDO	1.650%	3/2/2026	35,625	35,625
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/2027	430	444
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/2028	1,010	1,063
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/2029	1,290	1,380
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/2031	600	659
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/2032	1,000	1,110
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/2033	1,000	1,117
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/2034	850	956
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/2038	4,250	4,688
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/2042	6,905	7,338
	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/2026	1,450	1,474
	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/2027	1,000	1,039
[4]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/2028	555	583
[4]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/2029	500	525
[4]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/2030	535	562
[4]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/2031	1,000	1,047
[4]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/2032	785	821
[4]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/2033	1,650	1,723
[4]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/2034	1,705	1,777
[4]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/2035	2,620	2,725
[4]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/2036	2,765	2,870
[4]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/2037	2,350	2,435
[2]	Temple City Unified School District GO	0.000%	8/1/2027	1,000	965
[2]	Temple City Unified School District GO	0.000%	8/1/2028	2,500	2,350
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/2028	1,000	1,051
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/2029	1,860	1,991
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/2030	2,080	2,262
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/2031	3,840	4,198
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/2032	1,000	1,090
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/2033	4,320	4,692
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/2034	1,200	1,229
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/2035	3,470	3,540
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/2036	1,300	1,320
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/2037	2,620	2,646

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/2038	1,700	1,709
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/2039	3,100	3,102
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/2040	1,855	1,823
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2026	3,190	3,208
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2027	2,000	2,060
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2028	1,920	2,023
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2029	1,515	1,628
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2030	1,000	1,083
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2031	3,655	3,952
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2032	2,955	3,187
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2033	4,195	4,513
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2034	3,000	3,225
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2035	335	360
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2036	1,000	1,068
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2037	2,000	2,127
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2038	5,475	5,803
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2039	2,000	2,114
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2048	1,535	1,531
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/2026	210	211
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/2027	235	239
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/2028	265	271
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/2029	295	305
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/2030	325	337
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/2035	2,155	2,207
	Tracy CA Community Facilities District Special Tax Revenue	5.250%	9/1/2038	600	646
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/2040	3,215	3,225
	Tracy CA Community Facilities District Special Tax Revenue	5.625%	9/1/2043	1,345	1,438
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2026	600	607
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2027	615	635
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2027	1,245	1,280
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2028	720	756
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2029	665	709
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2030	1,000	1,067
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2031	600	639
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2032	1,290	1,368
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2033	1,400	1,480
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2034	600	632
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2035	1,745	1,832
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2037	1,100	1,145
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2038	1,000	1,039
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2038	600	623
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2039	1,125	1,165
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2040	1,165	1,201
[3]	Tulare Local Health Care District GO	4.000%	8/1/2026	515	519
[3]	Tulare Local Health Care District GO	4.000%	8/1/2027	580	594
[3]	Tulare Local Health Care District GO	4.000%	8/1/2028	435	452
[3]	Tulare Local Health Care District GO	4.000%	8/1/2029	735	776
[3]	Tulare Local Health Care District GO	4.000%	8/1/2030	1,320	1,412
[3]	Tulare Local Health Care District GO	4.000%	8/1/2032	1,380	1,465
[3]	Tulare Local Health Care District GO	4.000%	8/1/2033	2,050	2,170
[3]	Tulare Local Health Care District GO	4.000%	8/1/2034	2,325	2,445
[3]	Tulare Local Health Care District GO	4.000%	8/1/2039	4,945	5,013
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/2037	5,615	5,729
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/2041	1,700	1,727
	Tustin Unified School District GO	4.000%	8/1/2046	1,500	1,502
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/2026	2,300	2,302
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/2027	3,915	3,919
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/2029	3,640	3,644
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/2030	3,500	3,504
[3]	Tustin Unified School District Special Tax Revenue	5.000%	9/1/2033	2,470	2,475
[4,5]	Twin Rivers Unified School District GO	5.000%	8/1/2027	1,880	1,947
[4,5]	Twin Rivers Unified School District GO	5.000%	8/1/2028	2,100	2,234
[4,5]	Twin Rivers Unified School District GO	5.000%	8/1/2029	4,450	4,854
[4,5]	Twin Rivers Unified School District GO	5.000%	8/1/2030	2,885	3,220
[4,5]	Twin Rivers Unified School District GO	5.000%	8/1/2030	4,335	4,838
[4,5]	Twin Rivers Unified School District GO	5.000%	8/1/2031	3,355	3,823
[4,5]	Twin Rivers Unified School District GO	5.000%	8/1/2031	4,500	5,127
[4]	Twin Rivers Unified School District GO	0.000%	8/1/2032	2,320	1,957
[4,5]	Twin Rivers Unified School District GO	5.000%	8/1/2032	750	869
[4,5]	Twin Rivers Unified School District GO	5.000%	8/1/2034	2,830	3,394

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	Twin Rivers Unified School District GO	5.000%	8/1/2035	5,690	6,883
[4,5]	Twin Rivers Unified School District GO	5.000%	8/1/2036	6,740	8,226
[4,5]	Twin Rivers Unified School District GO	4.000%	8/1/2037	9,860	10,888
[4,5]	Twin Rivers Unified School District GO	4.000%	8/1/2038	4,000	4,357
[4,5]	Twin Rivers Unified School District GO	4.000%	2/1/2039	1,685	1,811
[4]	Twin Rivers Unified School District GO	5.000%	8/1/2040	450	516
[4]	Twin Rivers Unified School District GO	5.000%	8/1/2040	500	574
[4]	Twin Rivers Unified School District GO	5.000%	8/1/2041	700	796
[4]	Twin Rivers Unified School District GO	5.000%	8/1/2042	1,030	1,158
[4]	Twin Rivers Unified School District GO	5.000%	8/1/2042	1,375	1,545
[4]	Twin Rivers Unified School District GO	5.000%	8/1/2043	800	889
[4]	Twin Rivers Unified School District GO	5.000%	8/1/2043	1,600	1,777
[3]	Twin Rivers Unified School District GO	4.000%	8/1/2044	1,105	1,119
[4]	Twin Rivers Unified School District GO	5.000%	8/1/2044	1,285	1,409
[4]	Twin Rivers Unified School District GO	5.000%	8/1/2044	1,300	1,425
[4]	Twin Rivers Unified School District GO	5.000%	8/1/2045	1,275	1,383
[4]	Twin Rivers Unified School District GO	5.000%	8/1/2045	1,910	2,071
[2]	Ukiah CA Unified School District GO	0.000%	8/1/2026	1,205	1,193
[2]	Ukiah CA Unified School District GO	0.000%	8/1/2030	1,235	1,107
[4]	Ukiah CA Unified School District GO	5.000%	8/1/2038	1,330	1,401
	Union City Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/2032	1,360	1,363
	Union City Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/2033	3,000	3,006
	Union City Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/2035	1,250	1,252
[2]	Union Elementary School District GO	0.000%	9/1/2029	1,335	1,233
	Union Elementary School District GO	0.000%	9/1/2029	110	101
[2]	Union Elementary School District GO	0.000%	9/1/2029	8,280	7,666
	United Water Conservation District COP	4.000%	10/1/2033	1,070	1,148
	United Water Conservation District COP	4.000%	10/1/2034	1,110	1,184
	United Water Conservation District COP	4.000%	10/1/2035	1,160	1,230
	United Water Conservation District COP	4.000%	10/1/2036	935	986
	United Water Conservation District COP	4.000%	10/1/2037	980	1,025
	United Water Conservation District COP	4.000%	10/1/2038	1,010	1,053
	United Water Conservation District COP	4.000%	10/1/2039	1,055	1,094
	United Water Conservation District COP	4.000%	10/1/2040	625	643
	University of California College & University Revenue	5.000%	5/15/2027	6,985	7,237
	University of California College & University Revenue	5.000%	5/15/2028	3,000	3,192
	University of California College & University Revenue	5.000%	5/15/2028	6,570	6,993
	University of California College & University Revenue	5.000%	5/15/2028	3,835	4,082
	University of California College & University Revenue	5.000%	5/15/2029	5,000	5,463
	University of California College & University Revenue	5.000%	5/15/2029	5,000	5,463
	University of California College & University Revenue	5.000%	5/15/2029	19,610	21,427
	University of California College & University Revenue	4.000%	5/15/2030	7,535	7,873
	University of California College & University Revenue	5.000%	5/15/2030	20,000	22,391
	University of California College & University Revenue	5.000%	5/15/2031	15,095	15,629
	University of California College & University Revenue	5.000%	5/15/2031	12,500	14,287
	University of California College & University Revenue	5.000%	5/15/2031	9,000	10,286
	University of California College & University Revenue	5.000%	5/15/2032	10,000	11,658
	University of California College & University Revenue	5.000%	5/15/2033	6,760	7,175
	University of California College & University Revenue	5.000%	5/15/2033	3,500	4,157
[5]	University of California College & University Revenue	5.000%	11/15/2033	6,820	8,159
[5]	University of California College & University Revenue	5.000%	11/15/2033	3,180	3,804
	University of California College & University Revenue	4.000%	5/15/2034	10,620	10,804
	University of California College & University Revenue	5.000%	5/15/2034	6,395	6,609
	University of California College & University Revenue	5.000%	5/15/2034	1,525	1,616
[5]	University of California College & University Revenue	5.000%	11/15/2034	15,475	18,649
	University of California College & University Revenue	4.000%	5/15/2035	17,350	17,625
	University of California College & University Revenue	5.000%	5/15/2035	4,210	4,453
	University of California College & University Revenue	5.000%	5/15/2035	625	678
	University of California College & University Revenue	5.000%	5/15/2035	1,775	2,037
	University of California College & University Revenue	5.000%	5/15/2035	9,125	10,881
[5]	University of California College & University Revenue	5.000%	11/15/2035	5,000	6,088
[5]	University of California College & University Revenue	5.000%	11/15/2035	6,085	7,409
	University of California College & University Revenue	5.000%	5/15/2036	4,295	4,533
	University of California College & University Revenue	5.000%	5/15/2036	1,250	1,350
	University of California College & University Revenue	5.000%	5/15/2036	3,050	3,352
	University of California College & University Revenue	5.000%	5/15/2036	4,205	4,894
	University of California College & University Revenue	5.000%	5/15/2036	5,000	5,819

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue	5.000%	5/15/2036	23,700	29,006
	University of California College & University Revenue	5.000%	5/15/2037	9,530	9,808
	University of California College & University Revenue	5.000%	5/15/2037	11,710	12,051
	University of California College & University Revenue	5.000%	5/15/2037	14,620	15,391
	University of California College & University Revenue	5.000%	5/15/2037	9,665	10,943
	University of California College & University Revenue	5.000%	5/15/2037	2,000	2,306
	University of California College & University Revenue	5.000%	5/15/2037	8,825	10,175
	University of California College & University Revenue	5.000%	5/15/2037	37,300	43,718
	University of California College & University Revenue	5.250%	5/15/2037	2,170	2,632
	University of California College & University Revenue	5.000%	5/15/2038	19,090	20,052
	University of California College & University Revenue	5.000%	5/15/2038	9,975	10,844
	University of California College & University Revenue	5.000%	5/15/2038	5,230	5,980
	University of California College & University Revenue	5.000%	5/15/2038	5,000	5,717
	University of California College & University Revenue	5.000%	5/15/2038	11,935	14,064
	University of California College & University Revenue	5.000%	5/15/2038	13,550	15,967
	University of California College & University Revenue	4.000%	5/15/2039	2,000	2,086
	University of California College & University Revenue	5.000%	5/15/2039	10,000	10,812
	University of California College & University Revenue	5.000%	5/15/2039	11,650	13,581
	University of California College & University Revenue	5.000%	5/15/2039	12,130	14,141
	University of California College & University Revenue	5.000%	5/15/2039	10,200	11,891
[5]	University of California College & University Revenue	5.000%	11/15/2039	14,280	17,506
[5]	University of California College & University Revenue	5.250%	11/15/2039	5,000	6,001
	University of California College & University Revenue	4.000%	5/15/2040	1,725	1,787
	University of California College & University Revenue	5.000%	5/15/2040	3,000	3,336
	University of California College & University Revenue	5.000%	5/15/2040	22,000	25,540
	University of California College & University Revenue	5.000%	5/15/2040	12,255	14,227
	University of California College & University Revenue	5.000%	5/15/2040	9,920	11,516
	University of California College & University Revenue	5.000%	5/15/2040	15,000	17,527
	University of California College & University Revenue	5.250%	5/15/2040	26,510	33,731
	University of California College & University Revenue	5.500%	5/15/2040	10,000	12,150
	University of California College & University Revenue	5.000%	5/15/2041	4,000	4,415
	University of California College & University Revenue	5.000%	5/15/2041	5,000	5,600
	University of California College & University Revenue	5.000%	5/15/2041	5,000	5,673
	University of California College & University Revenue	5.000%	5/15/2041	6,605	7,588
[5]	University of California College & University Revenue	5.000%	11/15/2041	8,055	9,362
[5]	University of California College & University Revenue	5.250%	11/15/2041	8,195	9,726
	University of California College & University Revenue	5.000%	5/15/2042	5,000	5,571
	University of California College & University Revenue	5.000%	5/15/2042	4,000	4,512
	University of California College & University Revenue	5.000%	5/15/2042	2,500	2,820
	University of California College & University Revenue	5.000%	5/15/2042	5,600	6,392
[5]	University of California College & University Revenue	5.000%	11/15/2042	2,645	3,053
[5]	University of California College & University Revenue	5.000%	11/15/2042	1,905	2,199
	University of California College & University Revenue	5.000%	5/15/2043	13,155	13,708
	University of California College & University Revenue	5.000%	5/15/2043	5,010	5,534
	University of California College & University Revenue	5.000%	5/15/2043	8,750	9,776
	University of California College & University Revenue	5.000%	5/15/2043	7,100	8,020
[5]	University of California College & University Revenue	5.000%	11/15/2043	2,220	2,533
[5]	University of California College & University Revenue	5.000%	11/15/2043	2,070	2,362
	University of California College & University Revenue	5.000%	5/15/2044	4,160	4,601
	University of California College & University Revenue	5.000%	5/15/2044	7,875	8,710
	University of California College & University Revenue	5.000%	5/15/2044	10,310	11,516
[5]	University of California College & University Revenue	5.000%	11/15/2044	1,390	1,567
[5]	University of California College & University Revenue	5.000%	11/15/2044	1,095	1,234
	University of California College & University Revenue	5.000%	5/15/2045	3,025	3,310
	University of California College & University Revenue	5.000%	5/15/2045	4,000	4,416
[5]	University of California College & University Revenue	5.000%	11/15/2045	1,380	1,536
[5]	University of California College & University Revenue	5.000%	11/15/2045	840	935
	University of California College & University Revenue	5.000%	5/15/2046	12,955	14,148
[5]	University of California College & University Revenue	5.000%	11/15/2046	920	1,012
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2028	6,060	6,331
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2030	7,705	8,048
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2031	5,270	5,494
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2033	12,095	12,508
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2034	12,800	13,225
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2035	11,290	11,652
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2036	5,040	5,193
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2037	5,240	5,514
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2038	5,065	5,318
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2046	3,800	4,013
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2047	2,250	2,287

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue VRDO	1.200%	3/2/2026	4,510	4,510
	University of California College & University Revenue VRDO	1.250%	3/2/2026	33,615	33,615
	University of California College & University Revenue VRDO	1.250%	3/2/2026	43,000	43,000
	University of California College & University Revenue VRDO	1.350%	3/2/2026	47,900	47,900
	University of California College & University Revenue VRDO	1.260%	3/5/2026	7,985	7,985
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2033	800	936
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2034	990	1,154
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2035	2,000	2,321
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.500%	5/15/2036	10,000	10,032
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2036	2,350	2,703
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2038	2,400	2,725
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2040	5,235	5,880
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2041	1,000	1,004
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2041	4,000	4,464
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2042	6,160	6,831
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/2043	37,140	37,779
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2047	10,000	10,630
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	1.250%	3/2/2026	3,005	3,005
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	1.250%	3/2/2026	21,085	21,085
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	1.400%	3/2/2026	7,105	7,105
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	1.400%	3/2/2026	11,945	11,945
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	1.400%	3/2/2026	1,195	1,195
	Upland CA COP	5.000%	1/1/2027	2,215	2,255
	Upland CA COP	5.000%	1/1/2028	2,560	2,664
	Upland CA COP	5.000%	1/1/2029	835	869
	Upland CA COP	5.000%	1/1/2030	1,455	1,513
	Upland CA COP	5.000%	1/1/2031	1,465	1,523
	Upland CA COP	5.000%	1/1/2033	1,710	1,773
	Upland CA COP	5.000%	1/1/2034	1,500	1,554
	Upland CA COP	4.000%	1/1/2035	2,025	2,049
	Upland CA COP	4.000%	1/1/2036	1,000	1,009
[4]	Upland Unified School District GO	0.000%	8/1/2030	1,445	1,302
[4]	Upland Unified School District GO	0.000%	4/1/2033	7,340	6,113
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	5.000%	8/1/2038	800	845
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	5.000%	8/1/2039	1,000	1,054
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	5.000%	8/1/2040	1,000	1,050
[10]	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue TOB VRDO	1.950%	3/2/2026	5,700	5,700
	Upper Santa Clara Valley Joint Powers Authority Water Revenue, Prere.	5.000%	8/1/2026	1,235	1,250
	Vacaville Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Redevelopment Projects)	5.000%	9/1/2028	1,200	1,202
	Vacaville Unified School District GO	4.000%	8/1/2034	100	103
[4]	Val Verde Unified School District COP	5.000%	3/1/2026	260	260
[4]	Val Verde Unified School District COP	5.000%	3/1/2027	275	282
[4]	Val Verde Unified School District COP	5.000%	3/1/2028	280	297
[4]	Val Verde Unified School District COP	5.000%	3/1/2029	450	477
[4]	Val Verde Unified School District COP	5.000%	3/1/2030	850	901
[4]	Val Verde Unified School District COP	5.000%	3/1/2031	1,015	1,075
[3]	Val Verde Unified School District GO	3.000%	8/1/2030	220	223
[3]	Val Verde Unified School District GO	4.000%	8/1/2031	100	104
[3]	Val Verde Unified School District GO	4.000%	8/1/2033	300	311
[3]	Val Verde Unified School District GO	4.000%	8/1/2033	140	145
[3]	Val Verde Unified School District GO	4.000%	8/1/2035	250	257
[4]	Val Verde Unified School District GO	4.000%	8/1/2039	1,000	1,035
[3]	Vallejo CA Water Revenue	4.000%	5/1/2028	250	259
[3]	Vallejo CA Water Revenue	4.000%	5/1/2029	150	158
[3]	Vallejo CA Water Revenue	4.000%	5/1/2030	150	160
[3]	Vallejo CA Water Revenue	4.000%	5/1/2031	200	216
[3]	Vallejo CA Water Revenue	4.000%	5/1/2032	175	189
[3]	Vallejo CA Water Revenue	4.000%	5/1/2033	150	161
[3]	Vallejo CA Water Revenue	4.000%	5/1/2034	250	268
[3]	Vallejo CA Water Revenue	4.000%	5/1/2036	240	254
[3]	Vallejo CA Water Revenue	4.000%	5/1/2037	400	419
[3]	Vallejo CA Water Revenue	4.000%	5/1/2038	500	521
[3]	Vallejo CA Water Revenue	4.000%	5/1/2040	350	361
[3]	Vallejo CA Water Revenue	4.000%	5/1/2041	500	514
[3]	Vallejo City Unified School District GO	3.000%	8/1/2034	1,215	1,220
[3]	Vallejo City Unified School District GO	3.000%	8/1/2035	1,315	1,314
[3]	Vallejo City Unified School District GO	3.000%	8/1/2036	1,420	1,409
	Vallejo City Unified School District GO	4.000%	8/1/2047	1,180	1,151
	Ventura County Pleasant Valley School District GO	4.000%	8/1/2036	425	443

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ventura County Pleasant Valley School District GO	4.000%	8/1/2037	925	958
	Ventura County Pleasant Valley School District GO	4.000%	8/1/2038	515	531
	Ventura County Pleasant Valley School District GO	4.000%	8/1/2039	865	888
	Ventura County Pleasant Valley School District GO	4.000%	8/1/2040	880	895
	Ventura Unified School District GO	4.000%	8/1/2040	880	917
	Ventura Unified School District GO	4.000%	8/1/2042	2,740	2,820
	Ventura Unified School District GO	4.000%	8/1/2043	3,645	3,720
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/2026	3,320	3,326
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2026	1,205	1,217
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/2026	2,690	2,728
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/2027	2,415	2,479
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/2027	3,700	3,841
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/2028	4,170	4,377
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2028	1,525	1,614
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2028	500	529
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2029	1,605	1,734
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2030	1,685	1,838
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2030	1,105	1,215
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2031	1,000	1,089
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2032	1,220	1,383
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2033	1,000	1,082
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2033	1,285	1,451
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2034	1,000	1,078
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2035	725	778
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2037	1,600	1,705
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2039	425	462
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2040	740	801
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/2029	425	461
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/2031	475	536
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/2032	435	499
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/2037	2,015	2,276
	Vista Unified School District GO	4.000%	8/1/2035	1,210	1,259
	Vista Unified School District GO	3.000%	8/1/2038	1,645	1,616
	Vista Unified School District GO	3.000%	8/1/2039	1,300	1,260
[2]	Walnut Valley Unified School District GO	0.000%	8/1/2028	1,880	1,779
[2]	Washington CA Yolo County Unified School District GO	0.000%	8/1/2027	3,440	3,332
	Washington Township Health Care District GO	5.000%	8/1/2026	1,395	1,409
	Washington Township Health Care District GO	4.000%	8/1/2027	1,055	1,062
	Washington Township Health Care District GO	3.000%	8/1/2035	2,025	1,993
	Washington Township Health Care District GO	5.250%	8/1/2040	900	1,040
[4]	Washington Township Health Care District GO	4.125%	8/1/2041	400	420
[4]	Washington Township Health Care District GO	4.125%	8/1/2042	500	521
[4]	Washington Township Health Care District GO	4.250%	8/1/2043	600	623
[4]	Washington Township Health Care District GO	4.250%	8/1/2045	900	919
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	900	901
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	785	789
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,525	1,533
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	765	769
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	430	439
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	930	949
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	755	770
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	400	412
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	750	776
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,005	1,025
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,165	1,188
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	755	792
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	400	428
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,540	1,570
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	765	804
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,310	1,425
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.375%	7/1/2031	815	809
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.750%	7/1/2031	150	150
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,000	1,049
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	375	406
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/2032	1,665	1,629
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/2032	1,000	1,005
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	2,340	2,383
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,575	1,649
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/2033	1,870	1,779
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	2,975	3,027

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.125%	7/1/2034	2,425	2,304
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/2034	2,995	2,998
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/2034	650	651
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.125%	7/1/2035	100	94
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	2,000	1,997
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	625	637
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/2036	1,430	1,331
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	2,060	2,040
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	500	518
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/2037	750	688
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/2038	1,250	1,128
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.250%	7/1/2038	25	23
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2040	530	556
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2041	400	416
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2042	400	413
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2043	325	333
[4]	West Contra Costa Unified School District GO	0.000%	8/1/2027	850	822
[2]	West Contra Costa Unified School District GO	0.000%	8/1/2028	6,400	6,012
[4]	West Contra Costa Unified School District GO	0.000%	8/1/2028	900	850
[4]	West Contra Costa Unified School District GO	0.000%	8/1/2029	2,000	1,831
[2]	West Contra Costa Unified School District GO	0.000%	8/1/2030	6,235	5,532
[4]	West Contra Costa Unified School District GO	4.000%	8/1/2030	630	681
[4]	West Contra Costa Unified School District GO	4.000%	8/1/2030	670	724
[4]	West Contra Costa Unified School District GO	4.000%	8/1/2031	1,000	1,076
[4]	West Contra Costa Unified School District GO	4.000%	8/1/2031	850	915
[4]	West Contra Costa Unified School District GO	0.000%	8/1/2032	1,300	1,101
[2,3]	West Contra Costa Unified School District GO	0.000%	8/1/2032	2,850	2,385
[4]	West Contra Costa Unified School District GO	3.000%	8/1/2032	1,350	1,381
[4]	West Contra Costa Unified School District GO	3.000%	8/1/2032	1,695	1,734
[4]	West Contra Costa Unified School District GO	0.000%	8/1/2033	2,650	2,170
[2]	West Contra Costa Unified School District GO	0.000%	8/1/2033	1,000	806
[1,4]	West Contra Costa Unified School District GO	0.000%	8/1/2033	8,010	6,507
[4]	West Contra Costa Unified School District GO	3.000%	8/1/2033	1,000	1,019
[4]	West Contra Costa Unified School District GO	3.000%	8/1/2033	1,265	1,289
[3]	West Contra Costa Unified School District GO	5.000%	8/1/2033	550	663
[2]	West Contra Costa Unified School District GO	0.000%	8/1/2034	3,730	2,881
[4]	West Contra Costa Unified School District GO	3.000%	8/1/2034	1,800	1,824
[4]	West Contra Costa Unified School District GO	0.000%	8/1/2036	1,000	724
[4]	West Contra Costa Unified School District GO	3.000%	8/1/2036	1,910	1,913
[3]	West Contra Costa Unified School District GO	5.000%	8/1/2036	1,000	1,223
[4]	West Contra Costa Unified School District GO	3.000%	8/1/2037	750	748
[3]	West Contra Costa Unified School District GO	5.000%	8/1/2037	800	965
[4]	West Contra Costa Unified School District GO	3.000%	8/1/2038	660	650
[4]	West Contra Costa Unified School District GO	3.000%	8/1/2038	700	690
[3]	West Contra Costa Unified School District GO	5.000%	8/1/2038	1,125	1,323
[3]	West Contra Costa Unified School District GO	5.000%	8/1/2038	1,435	1,687
[3]	West Contra Costa Unified School District GO	5.000%	8/1/2038	1,745	2,051
[3]	West Contra Costa Unified School District GO	5.000%	8/1/2038	850	1,015
[4]	West Contra Costa Unified School District GO	3.000%	8/1/2039	665	651
[4]	West Contra Costa Unified School District GO	3.000%	8/1/2039	700	685
[3]	West Contra Costa Unified School District GO	4.000%	8/1/2039	3,025	3,196
[3]	West Contra Costa Unified School District GO	5.000%	8/1/2039	1,250	1,454
[3]	West Contra Costa Unified School District GO	5.000%	8/1/2039	1,395	1,623
[4]	West Contra Costa Unified School District GO	3.000%	8/1/2040	700	664
[4]	West Contra Costa Unified School District GO	3.000%	8/1/2040	700	664
[3]	West Contra Costa Unified School District GO	4.000%	8/1/2040	2,235	2,345
[3]	West Contra Costa Unified School District GO	5.000%	8/1/2040	1,100	1,270
[3]	West Contra Costa Unified School District GO	4.000%	8/1/2041	3,130	3,259
[3]	West Contra Costa Unified School District GO	5.000%	8/1/2041	1,000	1,149
[3]	West Contra Costa Unified School District GO	4.000%	8/1/2042	1,545	1,592
[3]	West Contra Costa Unified School District GO	5.000%	8/1/2042	1,000	1,137
[3]	West Contra Costa Unified School District GO	4.000%	8/1/2043	1,400	1,427
[3]	West Contra Costa Unified School District GO	5.000%	8/1/2043	1,190	1,338
[3]	West Contra Costa Unified School District GO	5.000%	8/1/2044	1,200	1,339
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/2035	760	810
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/2037	660	694
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/2038	1,095	1,144
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/2040	1,495	1,542
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/2041	1,550	1,588
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/2037	475	476

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/2038	930	925
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/2039	2,020	1,987
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/2040	1,060	1,009
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/2042	3,640	3,303
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	4.000%	4/1/2046	1,000	992
	West Sonoma County Union High School District GO	0.000%	8/1/2037	1,640	1,153
	West Sonoma County Union High School District GO	5.000%	8/1/2037	500	528
	West Sonoma County Union High School District GO	5.000%	8/1/2040	1,020	1,068
	Western Municipal Water District Facilities Authority Intergovernmental Agreement Revenue	5.000%	10/1/2036	2,320	2,602
	Western Municipal Water District Facilities Authority Intergovernmental Agreement Revenue	5.000%	10/1/2038	2,750	3,055
	Western Municipal Water District Facilities Authority Intergovernmental Agreement Revenue	5.000%	10/1/2039	6,000	6,645
[3]	Western Placer Unified School District GO	4.000%	8/1/2031	885	906
[3]	Western Placer Unified School District GO	4.000%	8/1/2031	755	773
[3]	Western Placer Unified School District GO	4.000%	8/1/2032	920	941
[3]	Western Placer Unified School District GO	4.000%	8/1/2034	990	1,010
[3]	Western Placer Unified School District GO	4.000%	8/1/2034	545	556
	Western Placer Waste Management Authority Resource Recovery Revenue (Material Recovery Facility Project)	5.000%	6/1/2038	1,125	1,290
	Western Placer Waste Management Authority Resource Recovery Revenue (Material Recovery Facility Project)	5.000%	6/1/2039	1,195	1,364
	Western Placer Waste Management Authority Resource Recovery Revenue (Material Recovery Facility Project)	4.000%	6/1/2042	6,750	6,841
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/2026	450	454
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/2027	450	461
[4]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/2028	235	244
[4]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/2029	400	421
[4]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/2030	410	437
[4]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/2031	225	242
[4]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/2032	300	321
[4]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/2033	415	442
[4]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/2034	500	531
[4]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/2035	300	317
[4]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/2036	550	576
[4]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/2037	500	520
[4]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/2038	530	549
[4]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/2040	1,160	1,192
	Westside Union School District GO	0.000%	8/1/2032	1,055	899
	Wildomar CA Special Tax Revenue	5.000%	9/1/2041	135	145
	Wildomar CA Special Tax Revenue	5.000%	9/1/2046	165	171
[4]	William S Hart Union High School District GO	0.000%	9/1/2029	10	9
	William S Hart Union High School District GO	0.000%	8/1/2033	3,070	2,510
[4]	William S Hart Union High School District GO	0.000%	8/1/2035	1,000	763
[3]	Windsor Unified School District GO	0.000%	8/1/2037	2,000	1,375
[4]	Wiseburn School District GO	0.000%	8/1/2034	2,000	1,589
	Yuba Community College District GO	3.000%	8/1/2028	1,000	1,008
	Yuba Community College District GO	3.000%	8/1/2029	2,000	2,016
					18,757,819
American Samoa (0.0%)
[10]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2028	235	244
[10]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2029	225	236
[10]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2031	270	288
[10]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2033	250	269
[10]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2034	335	362
[10]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2035	415	449
[10]	American Samoa Economic Development Authority Income Tax Revenue	5.250%	9/1/2045	100	101
					1,949
Guam (0.1%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2032	180	202
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2033	370	420
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2034	390	447
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2035	305	352
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2036	140	159
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2037	100	113
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2038	180	201
	Guam Government Waterworks Authority Water Revenue	5.250%	7/1/2039	150	170
	Guam Government Waterworks Authority Water Revenue	5.250%	7/1/2040	220	247
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2043	750	796
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/2030	375	410
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2028	115	119

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2029	190	201
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2032	100	111
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2033	400	449
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2034	755	854
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2035	320	365
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/2036	1,675	1,707
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2036	310	350
	Guam Miscellaneous Taxes Revenue	5.250%	1/1/2038	320	361
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/2042	3,035	3,018
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2030	1,495	1,621
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2030	710	770
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2031	1,960	2,154
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2032	1,600	1,780
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2032	1,000	1,112
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2036	500	563
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2037	110	122
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2038	1,235	1,260
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2038	135	150
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2040	1,750	1,780
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2041	380	405
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2043	975	1,042
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2044	355	371
					24,182
Ohio (0.1%)
[13]	Freddie Mac Pool	4.250%	9/1/2041	9,555	9,742
Puerto Rico (1.7%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/2027	24,252	24,816
	Commonwealth of Puerto Rico GO	5.625%	7/1/2029	27,156	29,006
	Commonwealth of Puerto Rico GO	5.750%	7/1/2031	42,664	47,384
	Commonwealth of Puerto Rico GO	0.000%	7/1/2033	9,313	6,885
	Commonwealth of Puerto Rico GO	4.000%	7/1/2033	26,900	27,530
	Commonwealth of Puerto Rico GO	4.000%	7/1/2035	13,352	13,570
	Commonwealth of Puerto Rico GO	4.000%	7/1/2037	16,112	16,131
	Commonwealth of Puerto Rico GO	4.000%	7/1/2046	2,285	2,060
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2028	2,315	2,401
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2029	1,810	1,905
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2029	495	521
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2030	7,050	7,516
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	2,985	3,165
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	650	689
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	9,290	9,908
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2035	1,500	1,567
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	925	965
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	250	261
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	1,445	1,518
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	6,140	5,956
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	3,330	3,230
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	10,720	10,398
	Puerto Rico Sales Tax Financing Corp Sales Tax Revenue	0.000%	7/1/2031	706	593
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2027	27,720	26,609
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2027	1,803	1,731
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	4,301	3,875
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	750	676
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	21,812	18,333
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2033	15,217	11,807
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	40,758	40,829
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	1,723	1,726
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/2040	2,000	2,013
					325,574
Virgin Islands (0.0%)
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/2026	455	459
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/2027	1,540	1,578
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2033	1,175	1,339
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2035	1,930	2,244
					5,620
Total Tax-Exempt Municipal Bonds (Cost $18,764,111)					19,124,886

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
Commonwealth of Puerto Rico CVI	0.000%	11/1/2043	25,006	17,067
Commonwealth of Puerto Rico CVI	0.000%	11/1/2051	9,578	6,632
Total Taxable Municipal Bonds (Cost $21,116)				23,699
Total Investments (100.8%) (Cost $18,785,227)				19,148,585
Other Assets and Liabilities—Net (-0.8%)				(157,145)
Net Assets (100%)				18,991,440
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
2	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
3	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
4	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2026.
6	Step bond.
7	Scheduled principal and interest payments are guaranteed by bank letter of credit.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
10	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2026, the aggregate value was $880,062, representing 4.6% of net assets.
11	Securities with a value of $2,737 have been segregated as initial margin for open futures contracts.
12	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
13	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
SIFMA—Securities Industry and Financial Markets Association.
TOB—Tender Option Bond.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2026	1,570	172,921	518

Over-the-Counter Swaps - Municipal Market Data Rate Locks
Termination Date	Counterparty	Notional Amount ($000)	Buy/Sell	Reference Index	Strike Rate	Value ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
5/1/2026	BANA	4,035	Buy	10-Year MMD AAA General Obligation Scale	3.620%	389	389	—
5/6/2026	RBC	1,300	Buy	10-Year MMD AAA General Obligation Scale	3.620%	123	123	—
5/6/2026	MSBNA	1,190	Buy	10-Year MMD AAA General Obligation Scale	3.640%	115	115	—
5/19/2026	RBC	2,100	Buy	15-Year MMD AAA General Obligation Scale	4.060%	220	220	—
5/19/2026	MSBNA	1,920	Buy	15-Year MMD AAA General Obligation Scale	4.060%	202	202	—
8/18/2026	RBC	3,538	Buy	30-Year MMD AAA General Obligation Scale	4.770%	327	327	—
8/20/2026	MSBNA	30,000	Buy	5-Year MMD AAA General Obligation Scale	2.790%	559	559	—
10/30/2026	JPMC	12,667	Buy	20-Year MMD AAA General Obligation Scale	4.040%	81	81	—
11/2/2026	JPMC	12,667	Buy	20-Year MMD AAA General Obligation Scale	4.060%	113	113	—
						2,129	2,129	—
BANA—Bank of America, N.A.
JPMC—JPMorgan Chase Bank, N.A.
MSBNA—Morgan Stanley Bank, N.A.
RBC—Royal Bank of Canada.
At February 28, 2026, the counterparties had deposited in segregated accounts securities with a value of $1,103 in connection with open over-the-counter municipal market rate lock contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	MMD Rate Locks: The fund enters into Municipal Market Data (MMD) Rate Lock contracts to lock in a specified municipal interest rate for a portion of the fund to preserve a return on a particular investment or a portion of the fund as a duration management technique or to protect against market interest rate risk for anticipated purchase of municipal bonds. Under the terms of the contracts, both parties agree to make payments to each other on a notional amount, contingent upon whether the reference index rate is above or below a strike rate on the termination date of the contract. The fund may buy (long) an MMD Rate Lock and if the referenced MMD AAA Index is below the strike rate on the termination date, the counterparty will make a payment to the fund. If the MMD AAA Index is above the strike rate on the termination date, the fund will make a payment to the counterparty. The fund may also sell (short) an MMD Rate Lock. The contract terms of a short position will move in the opposite direction as a long position.
The primary risk associated with MMD Rate Locks is that municipal yields will move in the opposite direction than anticipated by a fund, which would cause the fund to make payments to its counterparty in the transaction that could adversely affect the fund’s performance. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
MMD Rate Locks are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gain (loss) is recorded.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	19,124,886	—	19,124,886
Taxable Municipal Bonds	—	23,699	—	23,699
Total	—	19,148,585	—	19,148,585
Derivative Financial Instruments
Assets
Futures Contracts[1]	518	—	—	518
Swap Contracts	—	2,129	—	2,129
Total	518	2,129	—	2,647
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.